Registration No. 002-29240

Registration No. 811-01668

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	/ /

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 82	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	/ /

Amendment No. 63	/ X /

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT B
(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code 414-271-1444

Raymond J. Manista, General Counsel and Secretary The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copy to: Michael J. Mazza, Assistant General Counsel The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue Milwaukee, Wisconsin 53202 414-665-2052

Approximate Date of Proposed Public Offering Continuous

It is proposed that this filing will become effective (check appropriate space)

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2013 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (Date) pursuant to paragraph (a)(1) of Rule 485
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts

Prospectus

May 1, 2013

Flexible Payment Variable Annuity

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account B

This prospectus describes an individual flexible payment variable annuity contract (the “Contract”) for:

Individual Retirement Annuities (“IRAs”)	457 Deferred Compensation Plan Annuities
Roth IRAs	Tax Deferred Annuities
Simple IRAs	Non-Transferable Annuities
Simplified Employee Pension Plan IRAs	Non-Tax Qualified Annuities

The Contract provides for accumulation of Contract Value on a variable and/or a fixed basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.
Growth Stock Portfolio	International Growth Portfolio
Focused Appreciation Portfolio	Research International Core Portfolio
Large Cap Core Stock Portfolio	International Equity Portfolio
Large Cap Blend Portfolio	Emerging Markets Equity Portfolio
Index 500 Stock Portfolio	Money Market Portfolio
Large Company Value Portfolio	Short-Term Bond Portfolio
Domestic Equity Portfolio	Select Bond Portfolio
Equity Income Portfolio	Long-Term U.S. Government Bond Portfolio
Mid Cap Growth Stock Portfolio	Inflation Protection Portfolio
Index 400 Stock Portfolio	High Yield Bond Portfolio
Mid Cap Value Portfolio	Multi-Sector Bond Portfolio
Small Cap Growth Stock Portfolio	Commodities Return Strategy Portfolio*
Index 600 Stock Portfolio	Balanced Portfolio
Small Cap Value Portfolio	Asset Allocation Portfolio

Fidelity® Variable Insurance Products	Neuberger Berman Advisers Management Trust
VIP Mid Cap Portfolio	Socially Responsive Portfolio
VIP Contrafund® Portfolio

Russell Investment Funds	Russell Investment Funds LifePoints® Variable Target Portfolio Series
Multi-Style Equity Fund
Aggressive Equity Fund	Moderate Strategy Fund
Global Real Estate Securities Fund	Balanced Strategy Fund
Non-U.S. Fund	Growth Strategy Fund
Core Bond Fund	Equity Growth Strategy Fund

*	Please note that the Separate Account has requested approval from of the Securities and Exchange Commission (the “SEC”) to remove the Commodities Return Strategy Portfolio as an investment option in the Contract. Following our receipt of the SEC’s approval we will set a date to automatically transfer any Invested Assets you have in the Division investing in the Commodities Return Strategy Portfolio to the Division investing in the Commodity Return Strategy Portfolio, a portfolio of Credit Suisse Trust (the “Credit Suisse Commodity Portfolio”). See “The Substitution” for more information. Once this date has been determined, we will provide you with written notice notifying you of the date. You will receive a prospectus or summary prospectus for the Credit Suisse Commodity Portfolio prior to the date of the Substitution. The Credit Suisse Commodity Portfolio is not currently available as an investment option in the Contract and will only be available as of the date of the Substitution following SEC approval.

Fixed Options

Guaranteed Interest Fund 1	Guaranteed Interest Fund 8

The Contract (including the fixed options) and the variable options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose the money you invest in this Contract. All contractual guarantees (including the fixed options) are contingent upon the claims-paying ability of the Company.

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans.

More information about the Contract and NML Variable Annuity Account B (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2013, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room E15B, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Contents of this Prospectus

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contracts, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant.

Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Beneficiary—A person who receives payments under the Contract upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.

Contract—The agreement between you and us described in this variable annuity prospectus. During the Accumulation Period of the Contract, you may invest and any earnings on your investment will accumulate on a tax-deferred basis. During the Annuitization Period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.

Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (2) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (3) any withdrawals from any Guaranteed Account and any applicable Market Value Adjustment or charges under the Contract deducted from any Guaranteed Account.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the 1940 Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Account—A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).

Income Plan— An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan.”

Market Value Adjustment—An amount that may be credited (or charged) upon a withdrawal from a multi-year Guaranteed Account before the end of a Guaranteed Period.

Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable.

Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Required Minimum Distribution (“RMD”)—A minimum amount that federal tax law requires be withdrawn from an annuity each year.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

This prospectus describes two versions of the Select Variable Annuity contract: a front-load version (in which a sales charge is assessed when purchase payments are made) and a back-load version (in which a sales charge is assessed if and when amounts are withdrawn).

Account B Prospectus	1

Fee and Expense Tables

Contract Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy, surrender, or withdraw from the Contract. On the right side of these tables we show the fees and expenses that you will pay daily and periodically during the time that you own the Contract, not including the annual operating expenses of the Portfolios (the range of which is shown in the table that follows). These tables do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so. These tables do not include any withdrawal charges that may apply upon withdrawals from a Guaranteed Interest Fund 8. (See “Fixed Options”)

Front-Load Contract (in which a sales charge is assessed when purchase payments are made)

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Maximum Sales Load	4.5%
Withdrawal Charge	None
Transfer Fee	None
Expedited Delivery Charge[2]	$17

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	0.75%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	0.75%
Current Mortality and Expense Risk Fees[1]	0.50%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	0.50%

Annual Contract Fee[3]
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit (EDB)
Maximum Charge (as a percentage of the entire benefit)[4]	0.40%

Back-Load Contract (in which a sales charge is assessed if and when amounts are withdrawn)

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Sales Load	None
Maximum Withdrawal Charge for Sales Expenses	6%
Transfer Fee	None
Expedited Delivery Charge[2]	$17

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	1.50%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	1.50%
Current Mortality and Expense Risk Fees[1]	1.25%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	1.25%

Annual Contract Fee[3]
$30; waived if the Contract Value equals or exceeds $25,000

Annual Charge for Optional Enhanced Death Benefit (EDB)
Maximum Charge (as a percentage of the entire benefit)[4]	0.40%

[1]	We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation Units and 0.75% for back-load Contract Class A Accumulation Units. Under the back-load Contract, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract Anniversary if the Contract Value is at least $25,000 and the Class B Accumulation Units are no longer subject to a withdrawal charge. For further information on Class B and Class A Accumulation Units, see “Mortality Rate and Expense Risk Charges—Reduction of Charges.”
[2]	For express mail delivery with signature required; the express mail delivery charge without signature is $15. We also charge $15 for wire transfers in connection with withdrawals.
[3]	We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future.
[4]	The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract Value on any Contract anniversary date prior to the Primary Annuitant's 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.

2	Account B Prospectus

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2012. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)*	0.22%	1.50%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement**	0.22%	1.50%

*	For certain Portfolios, certain expenses were reimbursed or fees waived during 2012. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio operating expenses would have ranged from a minimum of 0.22% to a maximum of 1.50%.
**	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. The Examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

Examples

Back-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and surrender or annuitization, just before the end of each time period, to a fixed income plan with a certain period of less than 12 years; i.e., where a withdrawal charge would apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$951	$1,669	$2,209	$3,760
Minimum Total Annual Portfolio Operating Expenses	$823	$1,289	$1,581	$2,537

Back-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge (i.e., at issue age 56-65) and assuming no surrender, no annuitization, or assuming an annuitization to a variable income plan; i.e., where a withdrawal charge would not apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$351	$1,069	$1,809	$3,760
Minimum Total Annual Portfolio Operating Expenses	$223	$689	$1,181	$2,537

Back-Load Contract Without the Enhanced Death Benefit—(assuming a surrender or annuitization, just before the end of each time period, to a fixed income plan with a certain period of less than 12 years; i.e., where a withdrawal charge would apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$910	$1,548	$2,012	$3,385
Minimum Total Annual Portfolio Operating Expenses	$782	$1,164	$1,371	$2,107

Back-Load Contract Without the Enhanced Death Benefit—(assuming no surrender, no annuitization, or assuming an annuitization to a variable income plan; i.e., where a withdrawal charge would not apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$310	$948	$1,612	$3.385
Minimum Total Annual Portfolio Operating Expenses	$182	$564	$971	$2,107

Front-Load Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge; i.e., at issue age 56-65)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$708	$1,242	$1,802	$3,319
Minimum Total Annual Portfolio Operating Expenses	$585	$870	$1.177	$2,044

Account B Prospectus	3

Front-Load Contract Without the Enhanced Death Benefit

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$669	$1,125	$1,606	$2,929
Minimum Total Annual Portfolio Operating Expenses	$545	$748	$967	$1,598

The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. For the back-load Contract, the mortality and expense risk charge and the withdrawal charge depend on the length of time amounts have been held under the Contract and the size of the amounts held. (See “Mortality Rate and Expense Risk Charges—Reduction of the Charges” and “Withdrawal Charges—Withdrawal Charge Rates.”) We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate of 0.75% for the front-load Contract and 1.50% for the back-load Contract. The expense numbers shown in the tables reflect the withdrawal charge and the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (0.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.01% for the front-load Contract and 0.07% for the back-load Contract based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2012.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Portfolios and the assessment of Separate Account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix B of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room E15B, 720 East Wisconsin Avenue, Milwaukee, WI 53202, or use the coupon provided at the back of this Prospectus. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $202 billion as of December 31, 2012. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

In addition to your fixed account allocations, General Account assets are used to guarantee the payment of certain benefits under the Contracts, including death benefits. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists

4	Account B Prospectus

largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional

Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account

We established the NML Variable Annuity Account B (the “Separate Account”) on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the variable and fixed options (if available in your state) described elsewhere in this prospectus. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds also described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:

•	Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.

•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.

•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

•	Transfer cash from time to time between the Company’s general account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.

•	Transfer assets of the Separate Account in excess of reserve requirements applicable to Contracts supported by the Separate Account to the Company’s General Account.

•	Add, delete, or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•	Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

The Investment Options

The Contract offers a variety of variable and fixed investment options selected by the Company, but it does not endorse or recommend a particular option nor does it provide investment advice. You are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose your money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.

Account B Prospectus	5

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; and the Russell Investment Funds. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below.

There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest. Note: If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc.    The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund, Inc. is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees a number of asset management firms under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Northwestern Mutual Series Fund, Inc. for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	N/A
Focused Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC
Large Cap Core Stock Portfolio	Long-term growth of capital and income	N/A
Large Cap Blend Portfolio	Long-term growth of capital and income	Fiduciary Management, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Management Company, a series of Delaware Management Business Trust
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	N/A
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	N/A
Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
International Growth Portfolio	Long-term growth of capital	Janus Capital Management LLC

6	Account B Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital	Templeton Investment Counsel, LLC
Emerging Markets Equity Portfolio	Capital appreciation	Massachusetts Financial Services Company
Money Market Portfolio	Maximum current income to the extent consistent with liquidity and stability of capital*	N/A
Short-Term Bond Portfolio	To provide as high a level of current income as is consistent with prudent investment risk	N/A
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	N/A
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio	High current income and capital appreciation**	N/A
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Commodities Return Strategy Portfolio***	Total return	Credit Suisse Asset Management, LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

*	Although the Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
**	High yield bonds are commonly referred to as junk bonds.
***	We have requested approval from the SEC to remove of the Commodities Return Strategy Portfolio as an investment option in the Contract. Following our receipt of the SEC’s approval, we will set a date to automatically transfer any Invested Assets you have in the Division investing in the Commodities Return Strategy Portfolio to the Division investing in the Commodity Return Strategy Portfolio, a portfolio of Credit Suisse Trust (the “Credit Suisse Commodity Portfolio”). See “The Substitution” for more information. The Credit Suisse Commodity Portfolio is not currently available as an investment option in the Contract and will only be available as of the date of the Substitution following SEC approval.

Fidelity® Variable Insurance Products    The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company (“FMR”). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

Neuberger Berman Advisers Management Trust     The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Management LLC.

Portfolio	Investment Objective	Sub-adviser
Socially Responsive Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s financial criteria and social policy	Neuberger Berman, LLC

Account B Prospectus	7

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of Russell, the Russell Investment Management Company (“RIMCo”). RIMCo is the investment adviser of the Russell Investment Funds. Russell is our majority-owned subsidiary.

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital
Non-U.S. Fund	Long-term growth of capital
Core Bond Fund	Current income and, as a secondary objective, capital appreciation
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	High current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation with low current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. and the Russell Investment Funds have been included in part because they are managed by subsidiaries of the Company.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates which is generally a positive factor when selecting Portfolios. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

Certain Portfolios have adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions. Subject to our requirements and availability, your Financial

8	Account B Prospectus

Representative may provide us with instructions on your behalf involving the allocation and transfer of Accumulation Value of your Contract among the available investment options, subject to our rules, including the restrictions on short term and excessive trading discussed below.

We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.

Before the Maturity Date, you may transfer amounts which you have invested in a Guaranteed Account to any Division of the Separate Account, and you may transfer the value of Accumulation Units in any Division of the Separate Account to a Guaranteed Account for investment on a fixed basis, subject to the restrictions described in the Contract. (See “The Guaranteed Accounts.”)

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Owners and other persons who may have material rights under the Contract (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations. Once a Contract is restricted, we will allow one additional transfer into the Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee

Account B Prospectus	9

and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.

Fixed Options

During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts of different durations (“Guaranteed Accounts”), provided they are available in your state and under your Contract: the Guaranteed Interest Fund 1 (“GIF 1”) (formerly referred to as the “Guaranteed Interest Fund”) and the Guaranteed Interest Fund 8 (“GIF 8”). Your ability to make investments in a Guaranteed Account may also be limited by state law. Currently, neither GIF 1 nor GIF 8 is available in Contracts subject to New York law. For Contracts subject to Vermont and Maryland law sold before May 1, 2013, no investments may be applied to GIF 8 after the first Contract anniversary. To find out if a Guaranteed Account is available in your state and under your Contract, or for the current interest rate, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

Except where noted above, GIF 1 is available for investment under both front-load and back-load Contracts. GIF 8 is only available under back-load Contracts. Guaranteed Accounts are not available after annuitization. We reserve the right to discontinue offering all Guaranteed Accounts or a Guaranteed Account of a particular duration. We also reserve the right to offer additional multi-year Guaranteed Accounts from time to time. The effective date of an investment in a Guaranteed

Account is determined in the same manner that the effective date for an investment in the Divisions of the Separate Account is determined.

Interest is credited and compounded daily on amounts you invest in a Guaranteed Account at a rate that we declare (“Declared Rate”), in our discretion, for a guaranteed period that we specify (“Guaranteed Period”). The Declared Rate will not be less than a minimum guaranteed annual effective rate of 0.50% (or a higher rate if required by applicable state law). We also guarantee that the cash value of your investment in the Guaranteed Accounts will not be less than a minimum amount determined by a formula that complies with applicable state insurance nonforfeiture law. For GIF 1, the Declared Rate will be effective for a Guaranteed Period equal to the shorter of the following two periods: (i) the twelve month period measured from the end of the month of the investment’s effective date, or (ii) the period remaining until the Maturity Date of the Contract. For GIF 8, the Declared Rate will be effective for a Guaranteed Period ending eight years from the effective date; provided, however, an investment in GIF 8 is not permitted if the Guaranteed Period would extend beyond the Maturity Date of the Contract.

Upon expiration of a Guaranteed Period for GIF 1, we will apply a new Declared Rate for a new one-year Guaranteed Period. Upon expiration of a Guaranteed Period for GIF 8, any amounts remaining in that Guaranteed Account will be transferred to the Money Market Division of the Separate Account unless you otherwise instruct us to allocate the amounts to a Division(s) of the Separate Account or a new Guaranteed Period for either GIF 1 or GIF 8.

Moving into a Guaranteed Account     You may make an initial investment in a Guaranteed Account by applying all or part of a Net Purchase Payment or an amount transferred from Divisions of the Separate Account or another Guaranteed Account. Subject to the limitations described below, you may make additional investments in GIF 1 at any time prior to the Maturity Date of the Contract. No additional transfers may be made into a GIF 1 for 90 days following a transfer out of a GIF 1. Additional investments in GIF 8 are not permitted without our consent. Currently, we permit additional investments in GIF 8 that represent proceeds from Internal Revenue Code Section 1035 exchanges or rollovers, provided (i) you inform us at the time of your initial investment in the Contract, and (ii) that such proceeds are received by us within 90 days (or whatever period that may be required under applicable state law) thereafter. Interest will accrue on those proceeds from the date of receipt, but they will be treated for all other purposes the same as your initial investment. Subject to this limited exception, if you direct us to make additional investments in GIF 8, they will be invested in the Money Market Division.

Moving out of a Guaranteed Account     Transfers from Guaranteed Accounts are subject to certain limits. No transfers from GIF 8 are permitted during the first four years following the start of a Guaranteed Period. After a transfer is made from a Guaranteed Account, no additional transfers may be made from that Guaranteed Account for a period of 365 days. Additionally,

10	Account B Prospectus

the maximum amount of Accumulation Value that may be transferred from a Guaranteed Account in a single transfer may not be more than the greater of (i) 25% of the Accumulation Value of the Guaranteed Account on the preceding Contract anniversary date, or (ii) the amount of the most recent transfer from that Guaranteed Account. (For Contracts issued prior to March 31, 2000, the percentage limit by the terms of the Contract is 20%, but our current practice, which we may change without notice to you, is to permit up to 25%.) In no event may the amount of a single transfer from a Guaranteed Account be less than $1,000, nor greater than $50,000. (The $50,000 limit does not apply to Contracts subject to New York law.) These limitations on individual transfers do not apply to transfers from GIF 8 at the end of a Guaranteed Period. These transfer limitations can be illustrated as follows:

Amount of initial deposit into a GIF	Maximum amount you can transfer annually	Total number of years until initial deposit can be transferred completely
$25,000	$6,250	4 years
$75,000	$18,750	4 years
$100,000	$25,000	4years

Withdrawal Charge     Maturity benefits and withdrawals under a back-load Contract are subject to the withdrawal charge described under “Deductions—Withdrawal Charges.” Because the withdrawal charge will affect the amount available for withdrawal, you should carefully consider its effect before investing in, and making a withdrawal from, the Contract.

The withdrawal charge applicable to withdrawals from GIF 8 during the first four years of a Guaranteed Period differs from that which is applicable to other withdrawals in several respects. First, the charge applies to withdrawals from GIF 8 during the first four years of each and every Guaranteed Period. Second, during those four years it applies to the Accumulation Value, rather than to Net Purchase Payments. During the first three years of a Guaranteed Period, the withdrawal charge equals 6% of the amount of the Accumulation Value withdrawn. During the fourth year, the charge equals 5% of the amount of the Accumulation Value withdrawn. Net Purchase Payments that are subject to the withdrawal charge are reduced by an amount equal to that portion of the Accumulation Value withdrawn from GIF 8 during the first four years, beginning with the highest withdrawal charge category and rate.

Market Value Adjustment (GIF 8 Only)     Transfers and withdrawals (but not payments of Contract fees or payments due to the death of the Primary Annuitant) made from GIF 8 prior to the end of a Guaranteed Period will be charged or credited with a market value adjustment (“MVA”). No MVA will apply if you do not transfer or withdraw amounts from GIF 8 before the end of a Guaranteed Period. The amount of the MVA will depend upon the difference, if any, between the seven-year Constant Maturity Treasury interest rate in effect on the second-to-last business day of the month preceding the start of the Guaranteed Period and an interest rate, in effect on the second-to-last business day of the month preceding the date of the transfer or withdrawal, equal to the Constant Maturity Treasury interest rate for the period closest to the time remaining in the Guaranteed Period (but not less than one year). If the rate in effect at that time exceeds the seven-year rate preceding the start of the Guaranteed Period, the MVA will be negative and decrease the amount available for transfer or withdrawal from GIF 8. If the opposite is true, the MVA will be positive and increase such amount. For Contracts issued in TX or AL state sold prior to May 1, 2013, the MVA formula may differ; read your Contract for specific details.

In no event will the MVA increase or decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to GIF 8 since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled the Nonforfeiture Rate during that same time period. The Nonforfeiture Rate is a rate defined in the Contract and is based on the five-year Constant Maturity Treasury interest rate on the second-to-last business day of the month preceding the start of the Guaranteed Period during which the transfer or withdrawal is made. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under applicable state law, you should carefully consider its effect before making a transfer or withdrawal from GIF 8 prior to the end of a Guaranteed Period.

To calculate the MVA for your contract, use the following formula:

A x [(1+B)n / (1+C)n -1] where;

A	=	the Account Value being withdrawn or transferred from GIF 8;
B	=	the 7-year Constant Maturity Treasury Rate reported by the Federal Reserve as of the second-to-last Valuation Date of the month preceding the month in which the declared interest rate first became effective;
C	=	the Constant Maturity Treasury Rate reported by the Federal Reserve as of the second-to-last Valuation Date of the month preceding the month of the withdrawal or transfer for the duration nearest the time remaining in the Guaranteed Period but not less than one year; and
n	=	the number of years, including fractional years, remaining in the Guaranteed Period.

In the determination of the Market Value Adjustment, a period whose length is exactly half-way between periods for which a Constant Maturity Treasury Rate is reported will be considered to be nearer to the shorter duration, but not less than one year.

Account B Prospectus	11

Set forth below are two examples showing the application of the market value adjustment feature in the case of a withdrawal or transfer from GIF 8 before the end of the

Guarantee Period. The first example assumes rising interest rates; the second assumes declining interest rates:

GIF 8 Market Value Adjustment Example

GIF 8 Deposit = $50,000

Guaranteed Interest Rate = 4.5% for 8 years

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates increase

Current GIF 8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit)

5-year Constant Maturity Treasury Rate = 5.00% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 5.00%)[5] -1] = -$676.04

Market Value Adjustment Calculation assuming 100% withdrawal on the third anniversary from deposit if interest rates decrease

Current GIF 8 Account Value = $57,058.31

7-year Constant Maturity Treasury Rate = 4.75% (on the second to last business day preceding the month of deposit

5-year Constant Maturity Treasury Rate = 4.25% (on the second to last business day preceding the month of withdrawal for the term nearest the period remaining in the guarantee period)

Market Value Adjustment = $57,058.31 x [(1 + 4.75%)5/(1 + 4.25%)[5] -1] = +$1,381.49

Note: The market value adjustment will not increase or decrease values by more than the interest credited to GIF 8 since the beginning of the guarantee period in which an amount is withdrawn or transferred out to the date of the withdrawal or transfer over the interest that would have been credited if the interest rate declared by the Company had equaled the Nonforfeiture Rate during the same time period. For the example above, assuming a Nonforfeiture Rate of 3%, the maximum positive or negative market value adjustment would be $57,058.31-$50,000(1.03)3 = $2,421.96.

Additional Information     “Portfolio Rebalancing” may not be used with any Guaranteed Account, and “Automatic Dollar Cost Averaging” and “Interest Sweeps” may not be used with a GIF 8. Withdrawals from GIF 8 during the first four years of a Guaranteed Period may be taken in the form of a variable income plan, except for payments for a specified period. (See Option 1 under “Income Plans—Description of Variable Income Plans.”)

Amounts you invest in a Guaranteed Account become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the Guaranteed Accounts do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the Guaranteed Accounts. (See “Deductions.”) For purposes of allocating and deducting the annual Contract fee, we treat GIF 1 the same as Divisions of the Separate Account; no portion of the annual Contract fee will be deducted from GIF 8 unless insufficient value exists in the Divisions and GIF 1.

In reliance on certain exemptions and exclusionary provisions, we have not registered interests in the Guaranteed Accounts under the Securities Act of 1933, nor have we registered the Guaranteed Accounts or the General Account as investment companies under the 1940 Act. Accordingly, interests in a Guaranteed Account are not subject to the same laws as interests in the Divisions of the Separate Account, and the staff of the SEC has not reviewed the disclosure in this prospectus regarding the Guaranteed Accounts.

Preservation+ Strategy     (Back-load Contracts only) Subject to the investment minimums and maximums discussed above, you may elect to allocate all or a portion of your initial Purchase Payment to the Preservation+ Strategy. The Preservation+ Strategy is designed to preserve the principal of the amount that you allocate to the strategy through the crediting of a fixed rate of interest to the portion of that allocation which you invest in GIF 8 for the Guaranteed Period, while permitting you to participate in the potential returns – and attendant risks – of the Division(s) of the Separate Account you select among the Divisions available under the Strategy. We use a mathematical formula to determine the part of your total initial Purchase Payment allocated to this strategy that must be invested in GIF 8 to guarantee a return of principal and interest from GIF 8 at the

12	Account B Prospectus

end of the Guaranteed Period equal to your total initial Purchase Payment allocated to the strategy (less any applicable Contract fees charged to GIF 8 during the period). This guarantee is subject to the condition that you make no withdrawals or transfers from GIF 8 during the eight-year Guaranteed Period. The remainder of your initial Purchase Payment that you allocate to the Preservation+ Strategy is invested in the Division of the Separate Account that invests in the Portfolio(s) you select. Under the Preservation+

Strategy, we guarantee the return of the amount you allocate to GIF 8 plus a fixed rate of interest on that amount (less any applicable Contract fees allocated to GIF 8). You assume the risk associated with the amount you invest in the Separate Account. We guarantee the return of your principal amount invested under the strategy. You also assume the risk that your investment in the Preservation+ Strategy may result in the return of only your principal amount invested under the strategy, subject to the claims-paying ability of the Company.

The Contract

Generally     The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments. If, however, the Contract is owned by a non-natural person (e.g., a corporation or a trust), the tax deferral on earnings may be lost. While there are exceptions for certain employee benefit plans, any income on the Contract will generally be treated as ordinary income subject to annual taxation.

If you are purchasing the Contract through a tax-favored arrangement, including IRAs, Roth IRAs, and SIMPLE IRAs, you should carefully consider the costs and benefits of the Contract before purchasing the Contract, since the tax-favored arrangement itself provides for tax-sheltered growth. Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Free Look     If you return the Contract within ten days after you receive it (or whatever period is required under applicable state law), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event applicable state law requires us to return the full amount of your purchase payment, we will do so.

Contract Values     The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; and (ii) the sum of your amounts allocated to any Guaranteed Account, plus credited interest; less (iii) any withdrawals from any Guaranteed Account and any applicable MVA or charges under the Contract deducted from any Guaranteed Account. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division. We may surrender your Contract for its Contract Value (i.e., with no withdrawal charge), in accordance with applicable state law, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000.

Purchase Payments Under the Contract

Frequency and Amount     A Purchase Payment is the money you give us to apply to your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. For back-load Contracts in non-tax qualified situations, the minimum initial Purchase Payment is $5,000. For all other back-load Contracts, the minimum amount for an initial Purchase Payment is $100, or $25 if payments are made through our Electronic Funds Transfer (“EFT”) Plan. For front-load Contracts, the minimum initial Purchase Payment is $10,000. The minimum amount for each subsequent Purchase Payment for all Contracts is $25, although we may accept lower amounts in certain circumstances. We will accept larger purchase payments than the minimums, but total purchase payments under any Contract may not exceed $5,000,000 without our consent. For all Contracts, Purchase Payments may not exceed the applicable federal income tax limits. (See “Federal Income Taxes.”) For back-load Contracts issued in Oregon sold prior to May 1, 2013, you may not make Purchase Payments after the first Contract anniversary if the Maturity Date is earlier than the Contract anniversary nearest the Annuitant’s 98th birthday.

Account B Prospectus	13

In certain situations, we may, in our discretion, reduce or waive our minimum purchase payment requirements. For example, for back-load Contracts in non-tax qualified situations, we may reduce the minimum initial purchase amount from $5,000 to no less than $4,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $5,000. We may also reduce or waive our $5,000 minimum if your application is submitted as part of a group of applications, including those being paid for through a multiple-contract billing. For front-load Contracts, we may reduce the minimum initial purchase amount from $10,000 to no less than $5,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $10,000. Also, when initial Purchase Payments representing proceeds from rollovers or annuity exchanges are determined to satisfy the front-load Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees.

Guaranteed Account Investment Minimums and Maximums     Guaranteed Accounts are subject to certain investment minimums and maximums in addition to those described above. Amounts that are applied to GIF 8 are subject to an investment minimum of $10,000, unless we consent to a lesser amount. We also limit the maximum amount that may be invested in the Guaranteed Accounts. Without our prior consent, no investment may cause the Accumulation Value of all Guaranteed Accounts (the sum of all applied amounts and credited interest, less fees and any amounts transferred or withdrawn) to exceed a maximum amount we specify in the Contract. For Contracts currently being issued, the maximum amount specified in the Contract is $100,000 ($50,000 for Contracts issued with a guaranteed minimum Declared Rate of 3%). To the extent that an investment causes the maximum amount to be exceeded, the excess amount would be invested in the Money Market Division of the Separate Account until you instruct us otherwise. Changes in the investment minimums and maximums will be applied on a prospective basis only and will not affect contract owners invested in the Guaranteed Accounts as of the date of such change. Contract owners who are invested in a Guaranteed Account and whose investment did not meet the new minimum investment requirement or whose investment exceeded the new maximum investment limit may continue to remain invested in the Account and, with our consent, would be able to continue to allocate purchase payments and transfers to that Account up to the current maximum investment limit.

Application of Purchase Payments    We credit Net Purchase Payments, after deduction of any sales load, to the variable and/or fixed investment options as you direct. The application of Purchase Payments to the Guaranteed Account options are subject to special rules (see “The Investment Options—Fixed Options.”) We invest those assets allocated to the variable options in shares of those Portfolios that correspond to the applicable Division; the term “Accumulation Units” describes the value of this interest in the Separate Account. For the back-load Contracts, there are two types of Accumulation Units: “Class A” and “Class B.” We credit Class B Accumulation Units to your back-load Contract each time you make a Purchase Payment. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of Purchase Payments and the length of time that the amounts have been held under a back-load Contract. (See “Mortality Rate and Expense Risk Charges.”) Class B Accumulation Units are subject to a withdrawal charge while Class A Accumulation Units are not subject to such a charge.

Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.

Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.

We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We generally

14	Account B Prospectus

will not accept cash, money orders, traveler’s checks, or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.

The value of an Accumulation Unit in each division varies with the investment experience of the division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed, and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

Reduction or Waiver of Certain Charges    Sometimes sales of contracts to groups of similarly situated individuals or on behalf of such individuals in connection with certain arrangements, for example, trust arrangements, may lower our costs and expenses. We reserve the right to reduce or waive certain fees or charges when this type of sale occurs, where permitted by state law. We determine which groups and arrangements are eligible for this treatment based on criteria we establish, including but not limited to some or all of the following: the size or type of group or arrangement; the amount of expected Purchase Payments; any prior or existing relationship between us and the prospective purchaser(s); the length of time a group of contracts is expected to remain active; the purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and any other factors that we believe indicate that costs and expenses may be reduced. We reserve the right to modify, suspend, or terminate any such determination or the treatment applied to a particular group at any time.

Maturity Date     Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page, or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date. (See “Minimum Distribution Requirements.”)

Special Contract for Employers     The Annuity Payment rates for variable income plans which involve a life contingency (i.e., Plans 2 and 3) are based, in part, on the sex of the Annuitant, except where not allowed by state law. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, federal law, and the laws of certain states, may require that Purchase Payments and Annuity Payment rates be determined without regard to sex. A special Contract is available for this purpose. You are urged to review any questions in this area with qualified counsel.

Reinvestment of Redemptions     In special limited circumstances, we will allow Purchase Payments to be made without the deduction of a sales load (or with a refund of a withdrawal charge) for those Contract Owners who make a Purchase Payment in connection with a request to void a redemption made within 60 days (or whatever period that may be required under applicable state law) of our receipt of the redemption request. Such Purchase Payments and the amount of any withdrawal charge deducted upon redemption will be reinvested at the accumulation unit value next determined for each investment option after our receipt of the signed request for reinvestment in good order at our Home Office. Purchase Payments will be applied to the same investment option(s) from which the initial redemption(s) were made. We will not process a request for reinvestment where redemption proceeds were paid by check made payable to the Contract Owner and such check was cashed, where the redemption proceeds are directly deposited to a checking or savings account, or if the time between the distribution and the request for reinvestment crosses a contract anniversary. Similarly, we may refuse to process requests for reinvestment where it is not administratively feasible. Decisions regarding requests for reinvestment will take into consideration differences in costs and services and will not be unfairly discriminatory. For further information, contact your financial representative.

Access to Your Money

Withdrawals    Contract Owners may withdraw some or all of the Accumulation Unit Value of their Contract at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions and Guaranteed Accounts. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.

Withdrawals from the GIF 8 may be subject to special withdrawal charges and an MVA. (See “Investment Options—The Fixed Options.”) Complete or partial withdrawals under back-load Contracts may be subject to a withdrawal charge. (See “Withdrawal Charges.”) Such withdrawals may be prohibited under the terms of your plan, and may also trigger certain tax penalties. (See “Federal Income Taxes.”)

Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under variable income plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract, less the applicable withdrawal charge. (See “Withdrawal Charges.”) For Contracts, issued in Oregon sold prior to May 1, 2013, no withdrawals may be made within the first five years after the date a variable income plan 1 takes effect.

Account B Prospectus	15

If Annuity Payments are being made under variable income plan 2 and the payee dies during the certain period (or if both payees die during the certain period of variable income plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans.”)

We may accept withdrawal requests (including, but not limited to exchanges reported under IRC §1035 and direct trustee to trustee transfers) in writing, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. Withdrawal requests must be submitted on properly completed Northwestern Mutual forms. Improperly submitted and incomplete forms will not be considered to be in good order and will not be processed. We will process your request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that an Income Plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days (or whatever period that may be required under applicable state law) after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date any time prior to such future date. Subject to our rules, requirements, and availability, your Financial Representative may provide us with instructions on your behalf involving the frequency, amount, and destination of partial and complete withdrawals made under your Contract.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Benefits Provided Under the Contracts

Subject to the restrictions noted below, we will pay the death benefits of a Contract in a lump sum or under the Income Plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable income plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act. If, under SEC rules, the Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender or death benefit from the Money Market Division until the Portfolio is liquidated.

Death Benefit

How Much is the Death Benefit?    The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.)

•	If an Annuitant dies before the Contract’s Maturity Date—and on or after his or her 75th birthday—the Death Benefit will equal the Contract Value (determined as described below).

•	If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Income Plans have their own payout benefit rules at death. (See “Income Plans.”)

•	If an Annuitant dies before the Contract’s Maturity Date—and before his or her 75th birthday—the Death Benefit will equal the greater of the following:

•	the Contract Value (determined as described immediately below); or

•	the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit by the percentage of the Contract Value withdrawn.)

When is the Death Benefit Determined?    In determining the amount of the Death Benefit, the Contract Value is determined as of the date we receive proof of the Annuitant’s death at our Home Office. If we receive proof of death before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session. The values in any Guaranteed Account are determined in the same manner as are the values in the Separate Account Divisions; i.e., based on the time we receive the appropriate paperwork.

16	Account B Prospectus

Guaranteed Minimum Death Benefit Examples

Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):

	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500

An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the highest Contract value on any Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Enhanced Death Benefit Examples

Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):

Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000

Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):

Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2012–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2013–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2013–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)

How is the Death Benefit Distributed?    If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant, and the Contract continues in force. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues in force, we will set the Contract Value at an amount equal to the Death Benefit. If this results in an addition to the

Account B Prospectus	17

Contract Value, we will place the additional amount in the Money Market Division and the Beneficiary (now, the new Owner) may transfer it to the Divisions chosen by such Beneficiary/Owner or to a Guaranteed Account (if available)—transfers to a GIF 8 in this circumstance are allowed only if no funds were invested in the GIF 8 on the death of the Annuitant. Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal.

If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner.

If an Owner is the Annuitant and, during his or her life, elected an Income Plan (see “Income Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect an Income Plan for a Beneficiary, the Beneficiary may:

•	elect to continue the Contract (as described above),

•	receive the Death Benefit under an Income Plan, or

•	receive the Death Benefit as a cash settlement.

In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”)

Your Beneficiary may receive the Death Benefit as a cash settlement either by electing to receive a lump sum check or by electing the Northwestern Access Fund (an interest-bearing account), if the cash settlement amount meets our criteria. If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check. If a Northwestern Access Fund account is elected, payment of the full Death Benefit is accomplished by the opening of the Northwestern Access Fund account in the name of the beneficiary. Account information, along with a book of drafts (which function much like checks from a checking account at a bank), will be sent to the Beneficiary, and the Beneficiary will have access to funds in the account simply by writing a draft for all or part of the amount of the Death Benefit (or other available balance), and depositing or using the draft as desired. When the draft is paid through the bank that administers the account for us, the bank will receive the amount the Beneficiary requests as a transfer from our General Account. Any interest paid within a Northwestern Access Fund may be taxable, so please consult your tax advisor. The Northwestern Access Fund is part of our General Account. It is not a bank account, and it is not insured by the FDIC or any other government agency. As part of our General Account, the Northwestern Access Fund is backed by the financial strength of Northwestern Mutual, although it is subject to the claims of our creditors. In addition, funds held in the Northwestern Access Fund are guaranteed by State

Insurance Guarantee Associations. We may make a profit on all amounts held in the Northwestern Access Fund.

Income Plans

Generally    If you decide to begin receiving Annuity Payments from your Contract, you may choose either:

(1)	monthly payments for a specified period (guaranteed only for contracts issued before May 1, 2013), or

(2)	monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner, or

(3)	monthly payments for your life and for the life of another person (usually your spouse) selected by you.

These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. While no charges are assessed on fixed income plans, we will continue to assess mortality rate and expense risk charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Income Plan be invested. The fixed income plans are not described in this prospectus. If you select a fixed income plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account. We may make a withdrawal charge in determining the withdrawal value. (See “Withdrawal Charges.”) Your interest, if any, in our General Account would also include the value of any amounts allocated to any Guaranteed Account, plus credited interest, less any withdrawals you have made and any applicable MVA.

A variable income plan means that the amount representing the actuarial liability under the variable income plan will continue to be invested in one or more of the investment choices you select. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a variable income plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A fixed income plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly

18	Account B Prospectus

payments for life under a variable income plan with payments certain for ten years, using your investment choices then in effect. In addition, upon the Maturity Date, expiration of a Guaranteed Period, or when you elect a variable income plan, any amounts in a Guaranteed Account will be transferred to the Money Market Portfolio unless you instruct us otherwise.

Description of Variable Income Plans    The following variable income plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period.) An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year (guaranteed only for contracts issued before May 1, 2013).

2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period.) An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period.) An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may, subject to applicable state law, limit the election of a variable income plan to one that results in an initial payment of at least $20. A variable income plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish variable income plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans.

After the effective date of an Income Plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first annuity payment under the new plan on the basis of the particular plan selected, the annuity payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between Income Plans, subject to such limitations we may reasonably determine. Generally, however, we permit neither withdrawals from an Income Plan involving a life contingency nor transfer to an Income Plan that does not involve the same life contingency. Income Plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular variable income plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. A contract with Annuity Payment rates that are not based on sex is also available. (See “Special Contract for Employers.”) We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the variable income plan involves life contingencies. The first payment will be lower if the variable income plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulation Units become Class B Annuity Units on the Maturity Date.

Assumed Investment Rate    The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1⁄2%. Variable Annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular variable income plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Account B Prospectus	19

Deductions

We will make the following deductions:

Sales Load     For the front-load Contract we deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We will pay any excess of distribution expenses over sales loads from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described below. We base the deduction on cumulative Purchase Payments we have received and the rates in the table below:

Cumulative Purchase Payments Paid Under the Contract	Rate
First $100,000	4.5%
Next $400,000	2.0%
Balance over $500,000	1.0%

Contract Fee    On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to the Contracts during the prior year. We cannot increase this charge. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in a Guaranteed Account as though it were an investment of the same amount in one of the Separate Account Divisions, except that no amount will be taken from a GIF 8 unless insufficient value exists in the GIF 1 and the Separate Account Divisions. This fee is intended only to reimburse us for our actual administrative expenses. We waive the Contract fee if the Contract Value on the Contract anniversary is $25,000 or more. Currently, we are also waiving the Contract fee if the Purchase Payments, less withdrawals, equal or exceed $25,000. We reserve the right to change this practice in the future.

Mortality Rate and Expense Risk Charges

Nature and Amount of the Charges    When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

For the front-load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. For the back-load

Contract, the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Separate Account; the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.50% of the assets of the Separate Account. While our Board of Trustees may increase or decrease such deductions, in no event may the deduction exceed an annual rate of 0.75% for the front-load Contract, 1.50% for the back-load Contract Class B Accumulation and Annuity Units, and 0.75% for the back-load Contract Class A Accumulation and Annuity Units.

Reduction of the Charges    For the back-load Contracts, we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract Value is at least $25,000 and the Purchase Payment which paid for the Class B Accumulation Units has reached “Category Zero,” that is, its withdrawal charge rate is 0%. (See “Withdrawal Charges.”) As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in a Guaranteed Account. We do not convert Class A Accumulation Units back to Class B Accumulation Units even if the value of your Contract falls below $25,000. We do not convert Annuity Units from Class B to Class A.

Other Expense Risks    The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.

20	Account B Prospectus

Withdrawal Charges

Withdrawal Charge Rates    When not waived (as described below), we assess certain withdrawal charges if you elect to withdraw Class B Accumulation Units for cash. Such charges compensate us for expenses associated with the sales of the Contracts, including sales commissions. We base the withdrawal charge on purchase payments made according to the categories and rates in the following table:

Category	Withdrawal Charge Rate
8,7, 6	6%
5	5%
4	4%
3	3%
2	2%
1	1%
0	0%

We base the amount in each Category (i.e., the number of years remaining in a withdrawal charge period for a particular Purchase Payment) on cumulative Purchase Payments you have made and on the number of Contract anniversaries that have occurred since you made each Purchase Payment. The first $100,000 of total Purchase Payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional Purchase Payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the Rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the Contract.

For example, suppose a back-load contract has an initial Purchase Payment of $400,000 and is allocated among the Division(s) of the Separate Account. The first $100,000 begins in withdrawal charge category 8 and the remaining $300,000 begins in withdrawal charge category 4. The withdrawal charge in the first year would be not more than $18,000, i.e., 4% of $300,000 plus 6% of $100,000. Suppose no further Purchase Payments and no withdrawals during the first four years. The $100,000 that was in category 8 at issue would have moved down one category each Contract anniversary such that it would move to category 4 on the fourth Contract anniversary. The $300,000 that was in category 4 at issue would move to category zero. Suppose the Contract value on the fourth anniversary was $600,000. Because 75% of the Purchase Payments ($300,000/$400,000) are moving to category zero, 75% of the Contract value ($450,000) would convert to Class A Accumulation Units and 25% ($150,000) would remain as Class B Accumulation Units. For a withdrawal occurring within the next year, the first $15,000 (10% of $150,000) would be withdrawn from Class B with no withdrawal charge. The next amount withdrawn would be the Contract value attributable to Class A Accumulation Units with no withdrawal charge. The next $100,000 withdrawn (from Class B) would be subject to a 4% withdrawal charge. The withdrawal charge for a full withdrawal would be not more than $4,000. A withdrawal charge is not assessed on any earnings.

To illustrate withdrawal charges on partial withdrawals, consider the following example. Supposed a back-load contract has an initial Purchase Payment of $100,000. On the second contract anniversary, the owner withdraws $20,000, but because of market appreciation, the Contract value at the time of the withdrawal equals $120,000 immediately before the withdrawal. Of the total $20,000 withdrawal, the free partial withdrawal amount is $12,000 (10% of $120,000). The withdrawal charge on the remaining $8,000 is $480 (6% of $8,000). Now assume that on the third contract anniversary, the owner wishes to withdraw the entire account value. At that time, the contract value equals $110,000. The free partial withdrawal amount is $11,000 (10% of $110,000). On the next $92,000 [$100,000 (the amount of the purchase payments) less $8,000 (the amount on which a withdrawal charge has already been assessed)], the withdrawal charge assessed is $4,600 (5% of $92,000). On the rest of the remaining account value (i.e., $7,000), the withdrawal charge is $0. Because we used the $8,000 of purchase payments to determine the charge on the second anniversary, we will not use that amount again for this withdrawal.

Waiver of Withdrawal Charges    When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving Purchase Payments received prior to the date of death to Category Zero. We will also waive the withdrawal charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first Contract year, in accordance with the terms of the Contract and applicable state law. You may not make Purchase Payments after we are given proof of a terminal illness or confinement.

A “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. We will make no withdrawal charge when you select a variable income plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a variable income plan which is not contingent on the payee’s life (i.e., Plan 1).

For fixed income plans, the Contract provides for deduction of the withdrawal charge when the Income Plan is selected. By current administrative practice, so long as the Contract has been in force for at least one full year, we will waive the withdrawal charge if you select a fixed income plan for a certain period of 12 years or more or any fixed income plan which involves a life contingency.

As a matter of administrative practice, which we reserve the right to change at any time in our sole discretion, we are

Account B Prospectus	21

currently waiving withdrawal charges for Required Minimum Distributions (except for withdrawals from GIF 8) when submitted on our Required Minimum Distribution Request form.

On July 26, 2007, the Treasury and the Internal Revenue Service issued final regulations governing tax-deferred annuities subject to the provisions of Section 403(b) of the Internal Revenue Code that, among other things, require a written plan document, nondiscrimination testing and universal availability and impose restrictions on exchanges, transfers and distributions. These rules became effective on January 1, 2009. However, the restrictions on transfers took effect on September 24, 2007. Because of the requirements of these regulations, Northwestern Mutual will not accept new tax-deferred annuity plans and will allow new purchase payments, rollovers, or transfers into, and transfers out of, its existing tax-deferred annuity contracts only if certain conditions are met.

Withdrawal Charges and Our Distribution Expenses    The amount of withdrawal charges we collect from the back-load Contracts as a group will depend on the volume and timing of withdrawal transactions. We are unable to determine in advance whether this amount will be greater or less than the distribution expenses we incur in connection with those Contracts, but based on the information presently available we believe it is more likely than not that distribution expenses we incur will be greater than the withdrawal charges we receive. We bear this risk for the duration of the Contracts. We will pay any excess of distribution expenses over withdrawal charges from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described above.

Special Withdrawal Charges and Rules Applicable to Guaranteed Accounts    See “The Investment Options—Fixed Options” for special withdrawal charges and rules applicable to investments in the GIF 8.

Other Charges

Enhanced Death Benefit Charge    On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. Except for some Contracts subject to New York law, we deduct the charge from the Divisions of the Separate Account and the Guaranteed Accounts in proportion to the amounts you have invested. (For New York front and back load Contracts issued on or after 1/16/04 , the charge is deducted only from the Separate Account Divisions and not from the Guaranteed Account(s).)

Premium Taxes    The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.

Portfolio Expenses and Charges    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

Expedited Delivery Charge    When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service) and $15 for a wire transfer.

Federal Income Taxes

Qualified and Non-Tax Qualified Plans

We offer the Contracts for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:

1.	Individual retirement annuities pursuant to the provisions of Section 408 of the Code, including a traditional IRA established under Section 408(b), simplified employee pensions established under Section 408(j) and (k) and SIMPLE IRAs established under Section 408(p).

2.	Roth IRAs pursuant to the provisions of Section 408A of the Code.
3.	Tax-deferred annuities pursuant to the provisions of Section 403(b) of the Code for employees of public school systems and tax-exempt organizations described in Section 501(c)(3).

4.	Deferred compensation plans established pursuant to Section 457 of the Code for employees of state and local governments and tax-exempt organizations.

5.	Nontransferable annuity contracts issued in exchange for fixed dollar annuities previously issued by Northwestern Mutual or other insurance companies or as distributions

22	Account B Prospectus

of termination or death benefits from tax-qualified pension or profit-sharing plans or trusts or annuity purchase plans.

We also offer the Contracts for use in non tax-qualified situations (i.e., contributions are taxable).

Contribution Limitations and General Requirements Applicable to Contracts

Traditional IRA    If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $5,500 for 2013 and the limit is indexed thereafter. The contribution limit is reduced by contributions to any Roth IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. Contributions cannot be made after age 70 1⁄2. Annual contributions are generally deductible unless the Owner or the Owner’s spouse is an “active participant” in another qualified plan during the taxable year. If the Owner is an “active participant” in a plan, the deduction phases out at an adjusted gross income (“AGI”) of between $59,000—$69,000 for single filers and between $95,000—$115,000 (indexed) for married individuals filing jointly. If the Owner is not an “active participant” in a plan but the Owner’s spouse is, the Owner’s deduction phases out at an AGI of between $178,000—$188,000 (indexed). Federal income tax refunds can be directly deposited into an IRA, subject to contribution limits.

The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner’s other IRAs or tax qualified plans. The surviving spouse can also roll over the deceased Owner’s IRA, tax deferred Annuity or qualified plan to the spouse’s own IRA or any other plan in which the spouse participates that accepts rollovers. A nonspouse beneficiary of the deceased owner’s IRA, tax-deferred annuity or qualified plan may also roll over the proceeds to an inherited IRA in a trustee to trustee transfer, subject to annual minimum required distribution rules.

An IRA is nonforfeitable and generally cannot be transferred.

Roth IRA    If an individual has earned income, the individual and the individual’s spouse are each permitted to make a maximum contribution of $5,500 for 2013 and is indexed thereafter. The contribution limit is reduced by contributions to any traditional IRAs of the Owner. A catch up contribution of $1,000 per year is allowed for Owners who are age 50 or older. The maximum contribution is phased out at an adjusted gross income (“AGI”) of between $112,000 and $127,000 for single filers, between $178,000 and $188,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible. In addition, certain declared federal disaster relief or military service provisions may supplement this information.

An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan) and employer plans may be rolled over or converted to a Roth IRA. Special valuation rules may apply to the conversion. A rollover to a Roth IRA is fully taxable but is not subject to a 10% premature withdrawal penalty.

SEP    An employer can make a maximum contribution to a SEP for an eligible employee of the lesser of 25% of the employee’s compensation up to $255,000 or $51,000 (for 2012). In a SEP that permits employee contributions, the employee is allowed to contribute up to $17,500 in 2013, indexed thereafter. Employees who are age 50 or over may also make a catch up contribution of $5,500 for 2013, indexed thereafter. The employer is allowed to match the catch up contribution for any taxable year. SEP contributions are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings thereon are not includible in the employee’s gross income until distributed. The Contracts are nonforfeitable and nontransferable.

SIMPLE IRA    A SIMPLE IRA can be established by an employer for any calendar year in which the employer has no more than 100 employees who each earned at least $5,000 during the preceding calendar year and the employer does not maintain another employer sponsored retirement plan. An eligible employee can elect to contribute up to $12,000 (for 2013). The employer must contribute either a matching contribution of up to 3% of the employee’s compensation or non-elective contribution of 2% of the employee’s compensation up to $255,000 (for 2013) for each employee. A catch up contribution of $2,500 for 2013 and indexed thereafter is allowed for employees who are age 50 or older. The employer is allowed to match the catch up contribution for any taxable year. Contributions and earnings thereon are not includible in the employee’s gross income until distributed. SIMPLE IRAs are exempt from the nondiscrimination, top-heavy and reporting rules applicable to qualified plans. The Contracts are nonforfeitable and nontransferable.

Tax Deferred Annuity    Section 403(b) tax deferred annuities can be established for employees of Section 501(c)(3) tax exempt organizations and public educational organizations. The maximum amount that can be contributed depends upon the type(s) of contributions made to the employee’s account and the amount of your includible compensation for your most recent year of service:

Elective Deferrals Only: If there are elective employee deferrals only, the limit for 2013 is the lesser of two rules: (1) the lesser of 100% of the employee’s compensation up to $255,000 or $51,000 or (2) a flat dollar limit of $17,500, indexed thereafter. Employees age 50 or over may make an additional catch up contribution of $5,500 for 2013 and the limit is indexed thereafter.

Nonelective Contributions Only: If the only contributions are nonelective employer contributions, the maximum limit for 2013 is the lesser of 100% of compensation up to $255,000 or $51,000.

Both Employee and Employer Contributions: Employers are allowed to match employee elective deferrals, including the catch up contribution, for any taxable year or to make contributions in a form other than a match. In such a case, the total of employee and employer contributions for 2013 cannot

Account B Prospectus	23

exceed the lesser of 100% of compensation up to $255,000 or $51,000. Contributions and earnings thereon are not included in the employee’s gross income until distributed. Tax deferred annuities are nonforfeitable and nontransferable and distributions of salary reduction contributions and earnings thereon (except those held as of December 31, 1988) cannot be withdrawn prior to age 59 1⁄2 except on account of severance of employment, death, disability or hardship (contributions only).

If employer contributions are made to a tax deferred annuity, it subjects the annuity to ERISA and tax rules that apply to qualified plans, including minimum coverage, nondiscrimination and spousal consent requirements. ERISA disclosure rules also apply.

On July 26, 2007, the Treasury and the Internal Revenue Service issued final regulations governing tax-deferred annuities subject to the provisions of Section 403(b) of the Internal Revenue Code that, among other things, require a written plan document, nondiscrimination testing and universal availability and impose restrictions on exchanges, transfers and distributions. These rules became effective on January 1, 2009. However, the restrictions on transfers took effect on September 24, 2007. Because of the requirements of these regulations, Northwestern Mutual will not accept new tax-deferred annuity plans and will allow new purchase payments, rollovers, or transfers into, and transfers out of, its existing tax-deferred annuity contracts only if certain conditions are met.

Section 457 Plan    A Section 457 deferred compensation plan can be established by a state or local government or tax-exempt organization. Contracts must be owned by a trust for the exclusive benefit of the employees and the employees’ beneficiaries in a governmental plan and by the employer (subject to claims of the employer’s general creditors) in a plan of a tax-exempt organization. An employee can defer under the plan the lesser of 100% of compensation up to $255,000 (indexed for 2013) or $17,500 for 2013 (indexed thereafter). The dollar limit is doubled if the employee is within 3 years of retirement. Unless the employee is within 3 years of retirement, a catch up contribution of $5,500 for 2013 and indexed thereafter is allowed for employees who are age 50 or older. Amounts deferred and earnings thereon are not includible in the employee’s gross income until they are paid or made available to the employee or the employee’s beneficiary or, in the case of a governmental plan, until they are paid.

Nontransferable Annuity    Nontransferable Annuity Contracts are Contracts held in a tax-qualified plan or trust and transferred to the employee on the employee’s separation from service or death or the termination of the plan. These Contracts cannot accept additional purchase payments and must comply with the spousal consent requirements.

Non-Tax Qualified Contract    There are no limitations on who can purchase a non-tax qualified annuity or the amount that can be contributed to the Contract. Contributions to non-tax qualified Contracts are not deductible. For the Contract to qualify as a non-tax qualified annuity, the Contract death proceeds must be distributed to any non-spouse beneficiary either within five years of the Owner’s death or over a period not to exceed the beneficiary’s life or life expectancy commencing within one year of the Owner’s death. The surviving spouse is not subject to any distribution requirements.

Taxation of Contract Benefits

For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code.

IRAs, SEPs, SIMPLE IRAs, TDAs and Section 457 Plans and Nontransferable Annuities    As a general rule, benefits received as Annuity Payments or upon death or withdrawal from these Contracts will be taxable as ordinary income when received.

Where nondeductible contributions are made to individual retirement annuities and other tax-qualified plans, the Owner may exclude from income that portion of each Annuity Payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered. Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment which represents a pro rata return of the employee’s “investment in the contract.” After the Owner attains age 70 1⁄2, a 50% penalty may be imposed on payments made from individual retirement annuities, tax-deferred annuities, nontransferable annuity contracts and Section 457 deferred compensation plans to the extent the payments are less than certain required minimum amounts. (See “Minimum Distribution Requirements.”) With certain limited exceptions, including hardship withdrawals and required minimum distributions, benefits from individual retirement annuities, SEPs, tax-deferred annuities, governmental Section 457 plans, and nontransferable annuity contracts are subject to the tax-free roll-over provisions of the Code. However, rollovers of SIMPLE IRAs to individual retirement arrangements within 2 years after the Owner first participates in the SIMPLE IRA plan are fully taxable.

A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract Value.

Section 457 Plans may also be subject to special rules that limit distributions to separation from service, death, disability, or specified date or hardship. Violation of these rules will result in current taxation of the deferrals and earnings thereon plus a 20% penalty.

Roth IRAs    Qualified distributions from a Roth IRA are not taxable. A qualified distribution is a distribution (1) made at

24	Account B Prospectus

least 5 years after the issuance of the Owner’s first Roth IRA, and (2) made after the Owner has attained age 59  1⁄2, made to a beneficiary after the Owner’s death, attributable to the Owner being disabled, or used to pay acquisition expenses of a qualified first time home purchase. A nonqualified distribution is taxable as ordinary income only to the extent it exceeds the “investment in the contract” as defined in Section 72. Distributions are not required to be made from a Roth IRA before the Owner’s death.

A withdrawal from a Roth IRA of part or all of an IRA rollover contribution within 5 years of the rollover is subject to a 10% premature withdrawal penalty (unless an exception applies). Rollover contributions are treated as withdrawn after regular contributions for this purpose.

A regular or conversion contribution to a Roth IRA can be recharacterized to an IRA in a trustee-to-trustee transfer provided the transfer includes the net income or loss allocable to the contribution and is completed by the due date for filing the Owner’s federal income tax return for the year the contribution was made. The recharacterized amount will be treated for tax purposes as originally made from the IRA. Recharacterized amounts can be reconverted to a Roth IRA once each calendar year. Benefits from a Roth IRA can be rolled over or transferred directed only to another Roth IRA.

Nonqualified Contracts    If the Owner of a non-tax qualified Contract elects to receive the entire value of the Contract as Annuity Payments under a variable income plan or fixed income plan, or a portion of the Contract as Annuity Payments under either Income Plan for a period of at least the Owner’s life expectancy or ten years, benefits received will be taxable as ordinary income to the extent they exceed that portion of each payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72 (the “exclusion ratio”), until the entire “investment in the contract” is recovered. Benefits received in a lump sum or as partial annuity payments that do not qualify for exclusion ratio taxation will be taxable as ordinary income to the extent they exceed the “investment in the contract.” A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract Values are considered to be withdrawn first and are taxable as ordinary income. For Contracts issued after October 21, 1988, investment gains will be determined by aggregating all non-tax qualified deferred Contracts we issue to the Owner during the same calendar year.

For taxable years beginning in 2013, part or all of the taxable benefits from and sales of non-tax qualified Contracts may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). The term “net investment income” is defined to include payments from non-tax qualified annuities and dispositions of property. You should consult a tax advisor about the impact of this new tax on distributions from your contract/policy.

One or more non-tax qualified Contracts can be wholly or partially exchanged for one or more other Annuity Contracts under Section 1035 of the Code without recognition of gain or loss. However, withdrawals taken within 12 months after a partial exchange may cause the partial exchange to be taxed as a withdrawal. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as Annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.

Premature Withdrawals    A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, tax deferred annuities, nontransferable annuity contracts and nonqualified deferred annuities. The penalty tax increases to 25% for non-exempt withdrawals from SIMPLE IRAs within 2 years after the Owner first participates in the SIMPLE IRA plan. Payments which are exempt from the penalty tax include payments upon disability, after age 59  1⁄2 and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs.

Minimum Distribution Requirements    All of the Contracts are required to satisfy some form of minimum distribution requirement. A 50% excise tax applies for each violation of these requirements (except under nonqualified Contracts).

1. IRAs, SEPs, Simple IRAs, TDAs, Section 457 Plans and Nontransferable Annuities:    As a general rule, the Owner of these Contracts is required to take certain distributions during the Owner’s life and the beneficiary designated by the Owner is required to take the balance of the Contract Value within certain specified periods following the Owner’s death.

The Owner must take the first required distribution by the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be calculated according to the Uniform Table provided in IRS regulations, which provides divisors based on the joint life expectancy of the Owner and an assumed beneficiary who is ten years younger. Where the beneficiary is the Owner’s spouse, as defined under federal tax law, and the spouse is more than ten years younger than the Owner, distributions may be based upon their joint life expectancy instead of the Uniform Table. The required beginning date for IRAs, SEPs and Simple IRAs is April 1 of the calendar year following the calendar year the Owner attains age 70  1⁄2. The required beginning date for TDAs,

Account B Prospectus	25

Section 457 plans and nontransferable annuities is April 1 of the calendar year following the calendar year in which the Owner attains age 70  1⁄2 or retires, if later.

Upon the death of the Owner, the Owner’s beneficiary must take distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule: A beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.

If the Owner dies on or after the required beginning date, a minimum distribution must be made for the year of death, to the extent not already paid to the Owner.

2. Spousal Exceptions: If the designated beneficiary is the Owner’s spouse, as defined under federal tax law, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date. Alternatively, if the spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year following the year of the Owner’s death or, if later, by the end of the year the Owner would have attained age 70  1⁄2.

3. Nonspouse Transfers: A nonspouse designated beneficiary may directly roll over the death proceeds to an inherited IRA. The nonspouse designated beneficiary is then required to take distributions pursuant to the minimum distribution requirements discussed above.

4. Roth IRAs: The Owner of a Roth IRA is not required to take required minimum distributions during the Owner’s lifetime. However, after the Owner’s death, the beneficiary designated by the Owner is required to take distributions pursuant to the minimum distribution requirements discussed above.

5. Nonqualified Contracts: The Owner of a non-tax qualified Contract is not required to take required minimum distributions during the Owner’s lifetime. However, the designated beneficiary is required to take distributions pursuant to rules similar to the at death minimum distribution requirements for IRAs, except that the first minimum distribution is due within 12 months of the Owner’s death, instead of by December 31 of the calendar year following the year of death and the surviving spouse, as defined by federal tax law, is not required by the tax law to take any distributions during his or her lifetime, and may extend deferral by electing a spousal exchange.

Mandatory Withholding    Generally, benefit payments from tax-deferred annuities, nontransferable annuity contracts, and governmental Section 457 plans will be subject to mandatory 20% withholding unless the payments are rolled over directly to a traditional IRA or to an “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a plan qualified under Section 401(a) of the Internal Revenue Code, including a 401(k) plan, profit-sharing plan, defined benefit plan, stock bonus plan, and money purchase plan; a Section 403(a) annuity plan; a Section 403(b) tax-deferred annuity; and a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, or are “required minimum distributions” because these payments are not eligible to be rolled over.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Deductions.”)

Other Considerations

You should understand that the tax rules for annuities and qualified plans, including but not limited to Plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations, and prospective purchasers desiring to adopt an HR-10 pension or profit-sharing plan or trust should consult qualified tax counsel. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals, or state or other law. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.

Contract Owner Services

Automatic Dollar-Cost Averaging    The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and

26	Account B Prospectus

automatically transferring, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from the Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time. Allocations to the Division investing the Commodities Return Strategy Portfolio of the Series Fund (the “Commodities Portfolio”) on the date of the Substitution will be reallocated to the Division investing in the Commodity Return Strategy Portfolio, a portfolio of Credit Suisse Trust (the “Credit Suisse Commodity Portfolio”). The Credit Suisse Commodity Portfolio is not currently available as an investment option in the Contract and will only be available as of the date of the Substitution following SEC approval. See “The Substitution” below for more information. After the date of the Substitution, elections to participate in the Dollar-Cost Averaging Plan involving the Division investing in the Commodities Portfolio may be deemed not in good order and either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request. In such cases we may require an updated form be submitted in order to process your request.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices.

Electronic Funds Transfer (“EFT”)    Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add Purchase Payments to the Division(s) within your traditional IRA, Roth IRA, SEP IRA, or non-tax qualified Contract on a regular monthly basis through payments drawn directly on your checking account. There is no charge for the EFT service.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Systematic Withdrawal Plan    You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate except that proportionate deductions are not made from a multi-year Guaranteed Account unless amounts in the other investment options are insufficient to cover the requested withdrawal. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected Portfolios or Guaranteed Accounts is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; (4) when the final amount is distributed and there is no value left in the Contract

(in which case the Contract will terminate); or (5) you terminate systematic withdrawals. We may deduct a withdrawal charge from any amount you withdraw in excess of your free withdrawal amount, and you may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.

Automatic Required Minimum Distributions (“RMD”)    For IRAs, SEP Plans, SIMPLE IRA Plans, 403(b) Plans, and Nontransferable Annuities, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70  1⁄2.

Special Withdrawal Privilege    You can withdraw 10% of the Contract’s accumulation value without a surrender charge, if the Contract has at least a $10,000 balance, beginning on the first Contract anniversary.

Portfolio Rebalancing    To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue. If you have elected portfolio rebalancing to the Division investing in the Commodities Portfolio as of the date of the Substitution, we will replace that portion of your election with the Division investing in the Credit Suisse Commodity Portfolio. The Credit Suisse Commodity Portfolio is not currently available as an investment option in the Contract and will only be available as of the date of the Substitution following SEC approval. See “The Substitution” below for more information. After the date of the Substitution, elections for portfolio rebalancing involving the Division investing in the Commodities Portfolio may be deemed not in good order and either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request. In such cases we may require an updated form be submitted in order to process your request.

Only Contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. Portfolio rebalancing may only be used with the variable, not the fixed, investment options. A program of regular investing cannot assure a profit or protect against loss in a declining market.

Interest Sweeps    If you select this service we will automatically sweep or transfer interest from the GIF 1 to any combination of Divisions. Interest earnings can be swept monthly, quarterly, semi-annually or annually. Transfers (which must be expressed in whole percentages) will end either on a date you specify or when the amount of interest being transferred is less than $25, whichever is earlier.

Account B Prospectus	27

Only Contracts with $10,000 or more in the GIF 1 are eligible. (Interest sweeps are not available for amounts in the GIF 8.) The amount and timing restrictions that ordinarily apply to transfers between the GIF 1 and the investment Divisions do not apply to interest sweeps.

The Substitution    Northwestern Mutual and the Separate Account have requested approval of the SEC to remove the Commodities Portfolio as an investment option under your Contract. Following the receipt of the SEC’s approval, we will set a date to automatically transfer any amounts you have in the Division investing in the Commodities Portfolio to the Division investing in the Credit Suisse Commodity Portfolio (the “Substitution”). Allocations to the Commodities Portfolio through preexisting dollar-cost averaging programs, portfolio rebalancing elections, asset allocation models or other automatic transfers or scheduled or systematic transactions will be replaced with the new portfolio. Once the date of the Substitution has been determined, we will provide you with written notice notifying you of the date. You will receive a prospectus or summary prospectus for the Credit Suisse Commodity Portfolio before the date of the Substitution. The Credit Suisse Commodity Portfolio is not currently available as an investment option in the Contract and will only be available as of the date of the Substitution following SEC approval. If the SEC does not approve the Substitution, the Company will assess its options and consider other alternatives, including but not limited to (i) pursuing another substitution of a different portfolio with comparable investment objectives or a money market portfolio or (ii) making other changes in response to actions of the Commodities Portfolio, such as closing the Portfolio to new investments or changing its investment objectives and strategies via a proxy vote where required (see “Voting Rights”).

If we receive approval from the SEC, as of the date of the Substitution, the Commodities Portfolio will cease to be available under your Contract. The Substitution will not result in a change in your Contract Value or death benefit, though the number of Units you receive in the new portfolio may be different from the number of Units you held in the Commodities Portfolio. You will not incur any fees or charges as a result of the Substitution, nor will your rights or our obligations under the Contract be altered. We or our affiliates will bear all expenses incurred in connection with the Substitution.

Except as noted below, you may continue to transfer amounts from the Division investing in the Commodities Portfolio to other Divisions until the date of the Substitution. The first transfer made from the Commodities Portfolio between May 1, 2013 and the Substitution will be free of charge and will not count toward your limit on transfers as part of our policies and procedures on short-term and excessive trading (see “Short-term and Excessive Trading”). For those Contract Owners with amounts in the Commodities Portfolio that were substituted to the Credit Suisse Commodity Portfolio on the date of the Substitution, we will not charge a fee for the first transfer out of the Credit Suisse Commodity Portfolio for 30 days after the Substitution and any such transfer will not count toward your limit on transfers as part our policies on short-term and excessive trading. Within five days after the Substitution, we will forward Contract Owners affected by the Substitution a written notice informing them of the details regarding the Substitution.

In addition to closing the Division investing in the Commodities Portfolio in response to the Portfolio’s decision to close the portfolio to new investments irrespective of the Substitution (see “The Funds” section of the prospectus for more information regarding investments by a Division in a particular Portfolio), while it is not our present intention, in conjunction with the Substitution and the liquidation of the assets of the Commodities Portfolio in anticipation of the Substitution and in order to minimize any effect on the Portfolio’s ability to meet the Separate Account’s redemption request or transfer of assets to the Credit Suisse Commodity Portfolio as part of the Substitution transaction, we may also close the Commodities Portfolio and/or the Division investing in the Commodities Portfolio and not accept additional payments. In the case of a Portfolio closure, allocations or transfers to the Commodities Portfolio on or after the date of the close will be deemed not in good order and either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request. You will be given sufficient advance notice of any intent to close the Commodities Portfolio.

Owner Inquiries and Instructions    Get up-to-date information about your Contract at your convenience with your Contract number and your Personal Identification Number (“PIN”). Call Northwestern Mutual Express toll-free at 1-800-519-4665 to review contract values and unit values, transfer among investment options, change the allocation and obtain Division performance information. You can also visit our website (www.northwesternmutual.com) to access Division performance information, forms for routine service, and daily unit values for Contracts you own with your User ID and password. Eligible Contract Owners may also set up certain electronic payments, transfer invested assets among Divisions and change the allocation of future contributions online, subject to our administrative procedures. For enrollment information, please contact us at 1-888-455-2232.

The submission of transfer instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our then current procedures for Electronic Instructions. However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise

28	Account B Prospectus

complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home Office. We reserve the right to limit, modify, suspend, or terminate the ability to make transfers via Electronic Instructions.

Householding    To reduce costs, we now send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling us at 1-888-455-2232.

Allocation Models    Allocation models may be offered. These models are designed to assist you in setting up an allocation of initial Purchase Payments as well as subsequent Purchase Payments, if you so choose. Each model is comprised of a combination of Divisions representing various asset classes. The models are static (fixed), so any investment allocations after the contract’s inception must be made by you, and will not be made by the Company. There will be no automatic rebalancing to these models unless you choose the Portfolio Rebalancing option on the application to the contract.

We do not provide investment advice regarding whether a model is appropriate for you, when a model should be revised, or when it remains appropriate to invest in accordance with any particular model due to performance, a change in your investment needs, or for other reasons. Please note that investing according to an allocation model may result in an increase in assets allocated to Portfolios managed by an affiliated investment adviser, and therefore may result in a corresponding increase in Portfolio management fees collected by one or more of our affiliates. We reserve the right to modify, suspend, or terminate any asset allocation models at any time that we may use with other contract owners.

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us.

Under the Distribution Agreement, the Company receives all sales loads and withdrawal charges, and pays NMIS an annual fee based upon NMIS’ actual expenses for the services NMIS performs under the Distribution Agreement, including all compensation payable to its registered representatives. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products may qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts may help registered representatives and/or their managers qualify for such compensation and benefits. Certain of the Distributor's registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract. The Distributor’s registered representatives receive ongoing servicing compensation related to the Contracts but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.

Terminal Illness Benefit    Withdrawal charges are waived if the Primary Annuitant is terminally ill (as defined in the Terminal Illness Benefit Rider) and has a life expectancy of 12 months or less (or whatever period that may be required under applicable state law). No withdrawal charge will be

Account B Prospectus	29

waived if the determination of terminal illness is made before the Contract was issued. No Purchase Payments may be made to the Contract once proof of terminal illness is provided to the Company. Whether by contract or Company practice, we are extending this benefit to terminal injury as well, effective May 1, 2013.

Nursing Home Benefit    Withdrawal charges are waived after the first Contract anniversary if the Primary Annuitant’s confinement is medically necessary for at least 90 consecutive days (or whatever period that may be required under applicable state law) on a 24 hour per day basis in a licensed nursing facility or hospital (as defined in the Nursing Home Benefit Rider). No withdrawal charge will be waived if the confinement began before the Contract was issued. No Purchase Payments may be made to the Contract once proof of confinement is provided to the Company. A request for waiver of withdrawal charges must be made no later than 90 days (or whatever period that may be required under applicable state law) following the date confinement ended.

The Terminal Illness and Nursing Home Benefits are not available in New York.

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under variable income plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable income plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable income plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

Dividends    This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a variable income plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company's approach is subject to change. There is no guarantee of a divisible surplus.

Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except, possibly, on certain fixed installment plans.

We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

For the back-load Contracts we reduce expense charges by converting Class B Accumulation Units to Class A Accumulation Units on larger, older Contracts. (See “Mortality Rate and Expense Risk Charges.”) The Contracts issued prior to March 31, 2000, do not include this conversion feature, and we currently pay dividends on some of those Contracts. (See “Dividends for Contracts Issued Prior to March 31, 2000.”)

Dividends for Contracts Issued Prior to March 31, 2000    During the year 2013 we are paying dividends on approximately 42% of the inforce variable annuity contracts we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract Value which is defined as the value of the Accumulation Units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Account. Dividends on these variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract Value of less than $25,000. Approximately 85% of those with a value above $25,000 will receive dividends. The expected dividend payout for the year 2013 represents about 0.64% of the average variable Contract Value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific Contract is about 0.75%.

We credit any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash. In the case of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Internal Revenue Code, dividends cannot be paid in cash but must be applied as Net Purchase Payments under the Contract.

Internal Annuity Exchanges    As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable

30	Account B Prospectus

annuity contracts that we have previously issued to exchange those contracts for front-load or back-load Contracts without paying a second charge for sales expenses. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.

In general, amounts exchanged from a Contract with a withdrawal charge to a new back-load Contract are not assessed a withdrawal charge when the exchange is effected; rather, premium payments are placed in the same withdrawal charge category under the new back-load Contract as they were before the exchange (any appreciation attributable to the premium payments is not subject to withdrawal charges). A similar rule applies to amounts exchanged from a front-load Contract to a new back-load Contract (i.e., no withdrawal charge or sales load will be charged on premium payments and any appreciation attributable thereto that are exchanged into a new back-load Contract) and to amounts exchanged from a front-load Contract to a new front-load Contract (i.e., no second front-load will be charged on amounts exchanged from an existing front-load Contract to a new front-load Contract). We may also allow internal exchanges on back-load Contracts when (i) there are no applicable withdrawal charges on the Contract being exchanged, and (ii) the exchange involves a rollover from a qualified plan to an IRA or another qualified plan or a consolidation into an existing or new front-load Contract. Fixed annuity contracts, which are not described in this prospectus, are available in exchange for the Contracts on a comparable basis.

Speculative Investing    Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example,

arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Abandoned Property Requirements    Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract's/policy's maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 888-455-2232 to make such changes.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Table of Contents for Statement of Additional Information

Account B Prospectus	31

TO: The Northwestern Mutual Life Insurance Company

Life and Annuity Products Department

Room E15B

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account B to:

Name

Address

City                                                                                                                                  State                           Zip

APPENDIX A—Prior Contracts

To the extent not otherwise described below, or specifically described elsewhere in this prospectus, the material features of prior series of these Contracts are consistent with the current series of Contracts as described in this prospectus.

FEATURES OF PRIOR CONTRACTS	JJ/KK	Non-Qualified Account 1	LL/MM	QQ
				Front Load Contract	Back Load Contract
Dates Offered (Subject to State Approval)	11/1/1968 - 12/16/1981	12/17/1981 - 4/30/1983	12/17/1981 - 3/30/1995	3/31/1995 - 3/30/2000
Front Load	Cumulative purchase payments for the contract year are subject to the following front-end loads: • 8% first $5,000 • 4% next $20,000 • 2% next $75,000 • 1% on amounts over $100,000	Cumulative purchase payments are subject to the following front-end loads: • 3% first $25,000 • 2% next $75,000 • 1% on amounts over $100,000	Not Applicable	Cumulative purchase payments are subject to the following front-end loads: • 4.00% first $100,000 • 2.00% next $400,000 • 1.00% next $500,000 • 0.50% on amounts over $1,000,000	Not Applicable
Withdrawal Charge (Back Load)	Not Applicable	Not Applicable

Cumulative purchase payments are subject to the following withdrawal charges:

•  8% of the first $25,000

•  4% of the next $75,000

•  2% on amounts over $100,000

On each anniversary, the charge reduces 1%. Withdrawal charges are waived as described in the prospectus (See “Waiver of Withdrawal Charges”) except that such charges will be waived if proceeds are settled under a fixed life income plan on or after the 10th contract anniversary, or if proceeds are settled anytime under a variable life income or period certain income plan for a period of 5 or more years.

Not Applicable

Cumulative purchase payments are subject to the following withdrawal charges:

•  8.00% of the first $100,000

•  4.00% of the next $400,000

•  2.00% on the next $500,000

•  1.00% on amounts over $1,000,000

On each anniversary, the charge reduces 1%. Waiver of withdrawal charges is consistent with current series.

Account B Prospectus	33

FEATURES OF PRIOR CONTRACTS	JJ/KK	Non-Qualified Account 1	LL/MM	QQ
				Front Load Contract	Back Load Contract
Annual Mortality Rate/ Annuity Rate & Expense Guarantee Charge (Applied daily against the unit value of each variable investment division.)	Accumulation Units: Maximum: 1% Current: 0.75%	Accumulation Units: Maximum: 1% Current: 0.75%	Accumulation Units: Maximum: 1.50% Current: 1.25%	Accumulation Units: Maximum: 0.75% Current: 0.40% Annuity Units: Maximum: 0.75% Current: 0.00%	Accumulation Units: Maximum: 1.50% Current: 1.25% Annuity Units: Maximum: 1.50% Current: 1.25%
Annual Contract Fee	None	The contract fee is lesser of $30 or 1% of accumulation value at the anniversary, but it is waived in a manner consistent with the current series.		The contract fee is consistent with the current series.
Amount of the Death Benefit

Annuitant Dies on or After 75th birthday:

The payment at death will be the value of the Accumulation Units determined as of the close of business on the valuation date on which proof of death is received in the Home Office, or if later the date on which a method of payment is elected.

Annuitant Dies Before 75th birthday:

The payment at death will not be less than the total considerations, excluding those for the Disability Waiver of Consideration Benefit, paid under the contract; less any amounts returned in a surrender of a portion of the Accumulation Value.

Annuitant Dies on or After 75th birthday:

The payment at death will be the Accumulation Value of the contract determined on the Valuation Date on which proof of death is received in the Home Office, or if later the date on which a method of payment is elected.

Annuitant Dies Before 75th birthday:

The death benefit will not be less than the total Purchase Payments paid under the contract, less any amounts withdrawn under the contract.

Distribution of the Death Benefit	Upon receipt in the Home Office of satisfactory proof of the death of the Annuitant before the maturity date payment of the death benefit will be paid to the beneficiary. The Owner may name or change a beneficiary while the Annuitant is living; or during the first 60 days after the death of the Annuitant, if the Annuitant was not the Owner immediately prior to the Annuitant’s death. A change made during this 60 days cannot be revoked. If the Owner is the Annuitant and dies before the Contract’s Maturity Date, each beneficiary may elect to continue his or her respective portion of the death proceeds to a new (current series) Contract through an internal exchange. If the Owner is not the Annuitant and the Annuitant dies before the maturity Date, the Death Benefit becomes payable to the Owner; however, if the Owner and the Beneficiary are the same, the Owner may elect to exchange the death proceeds to a new (current series) Contract through an internal exchange, or elect any other settlement choice available.
Withdrawal Charge Free Amount	Not Applicable	Not Applicable	LL Series: There is no “withdrawal charge free” amount.

MM Series issued before 1991:

By Company practice, a “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal, up to 10% of the Accumulation Value on the last Contract anniversary.

				Not Applicable	By Company practice, a “withdrawal charge free” amount is available under a Contract if the Contract Value is at least $10,000 on the Contract anniversary preceding the withdrawal, up to 10% of the Accumulation Value on the last Contract anniversary.

34	Account B Prospectus

FEATURES OF PRIOR CONTRACTS	JJ/KK	Non-Qualified Account 1	LL/MM		QQ
					Front Load Contract	Back Load Contract
Waiver of Withdrawal Charge on Income Plans	Not Applicable	Not Applicable	LL Series: Withdrawal charge is not waived on benefits paid under a fixed life income plan.	MM Series: There is no withdrawal charge on benefits paid under a fixed life income plan that takes effect on or after the tenth anniversary of the contract.	Not Applicable	The waiver of withdrawal charge on income plans is consistent with the current series.

Maximum Maturity Age	By Company practice, and as state law allows, the maximum maturity age is 98.

Fixed Options	The rates, Income plans, transfer restrictions, and other features of the Fixed Options vary from series to series and state to state. See your Contract and any Contract amendment for details. You may not invest in any fixed option unless your Contract provides for a fixed investment option or if your Contract contains an amendment dated before January 1, 2013 providing for such a fixed investment option.

Expense Examples for Prior Contracts

The following Examples apply to contracts previously issued by the Company and are calculated under the same assumptions as the Examples for the current Contract. (See “Examples”). Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

JJ/KK Series Contracts Issued Prior to December 17, 1981

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$838	$1,332	$1,851	$3,266
Minimum Total Annual Portfolio Operating Expenses	$717	$964	$1,230	$1,989

Nonqualified Account 1 Contracts Issued After December 17, 1981 and Prior to April 30, 1983

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$549	$1,064	$1,605	$3,080
Minimum Total Annual Portfolio Operating Expenses	$424	$685	$966	$1,767
Annual contract fee is reflected as	0.03%

LL/MM Series Contracts Issued After December 16, 1981 and Prior to March 31, 1995

Assuming a surrender or annuitization, just before the end of each time period, to a fixed income plan prior to the 10th contract anniversary or a period certain income plan for a period of less than 5 years; i.e., where a withdrawal charge would apply

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$1,106	$1,536	$1,992	$1,347
Minimum Total Annual Portfolio Operating Expenses	$978	$1,151	$1,349	$2,063

Assuming no surrender, no annuitization or assuming an annuitization to a fixed life income plan on or after the 10th contract anniversary, or if the proceeds are settled anytime under a variable life income or period certain income plan for a period of 5 or more years

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$306	$936	$1,592	$3,347
Minimum Total Annual Portfolio Operating Expenses	$178	$551	$949	$2,063
Annual contract fee is reflected as	0.03%

Account B Prospectus	35

QQ Series Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000

Back-Load Contract—(assuming a surrender or annuitization, just before the end of each time period, to a fixed income plan with a certain period of less than 12 years; i.e., where a withdrawal charge would apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$1,106	$1,536	$1,992	$3,347
Minimum Total Annual Portfolio Operating Expenses	$978	$1,151	$1,349	$2,063

Back-Load Contract—(assuming no surrender, no annuitization, or assuming an annuitization to a variable income plan; i.e., where a withdrawal charge would not apply)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$306	$936	$1,592	$3,347
Minimum Total Annual Portfolio Operating Expenses	$178	$551	$949	$2,063

Front-Load Contract

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$620	$1,078	$1,562	$2,892
Minimum Total Annual Portfolio Operating Expenses	$496	$700	$920	$1,554

	Front-Load Contract	Back-Load Contract
Annual contract fee is reflected as	0.01%	0.03%

36	Account B Prospectus

APPENDIX B—Accumulation Unit Values

The tables on the following pages present the Accumulation Unit Values for Contracts offered by means of this prospectus as well as contracts no longer offered for sale. The contracts no longer offered for sale are different in certain material respects from contracts offered currently. The values shown below for back-load version contracts issued on or after December 17, 1981 and prior to March 31, 2000 are calculated on the same basis as those for the Class B Accumulation Units for the back-load version Contracts described in this prospectus. Accumulation Units Values set forth below for front-load version Contracts issued on or after March 31, 2000 reflect the values of front-load version Accumulation Units as well as back-load version Class A Accumulation Units. See “Application of Purchase Payments,” “Mortality Rate and Expense Risk Charges—Reduction of the Charges” and “Withdrawal Charges—Withdrawal Charge Rates” for additional information regarding Class A and Class B Accumulation Units under the back-load version Contracts. Number of units outstanding are shown in thousands.

Accumulation Unit Values

Contracts Issued on or After March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.007	$0.896	$0.913	$0.816	$0.598	$0.983	$0.905	$0.830	$0.774	$0.730
Number of Units Outstanding	52,702	53,543	51,554	48,351	46,640	46,147	46,701	39,674	35,021	30,217
Back-Load Version Class B
Accumulation Unit Value	$2.913	$2.612	$2.680	$2.415	$1.782	$2.952	$2.738	$2.530	$2.378	$2.258
Number of Units Outstanding	11,821	13,848	15,210	16,839	18,772	20,146	20,009	18,419	17,211	15,099
Focused Appreciation Division(c)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.243	$1.876	$2.008	$1.846	$1.302	$2.182	$1.729	$1.657	$1.423	$1.195
Number of Units Outstanding	57,576	48,035	38,580	31,060	25,872	18,527	11,850	6,925	1,560	519
Back-Load Version Class B
Accumulation Unit Value	$2.087	$1.759	$1.896	$1.756	$1.248	$2.107	$1.682	$1.624	$1.405	$1.189
Number of Units Outstanding	41,373	35,523	32,180	28,140	24,791	19,436	13,463	9,031	2,270	705
Large Cap Core Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.966	$0.870	$0.885	$0.788	$0.612	$1.004	$0.925	$0.834	$0.773	$0.718
Number of Units Outstanding	37,642	38,421	38,518	35,049	33,045	32,611	29,213	22,647	18,169	14,589
Back-Load Version Class B
Accumulation Unit Value	$2.313	$2.098	$2.150	$1.928	$1.510	$2.495	$2.316	$2.103	$1.963	$1.838
Number of Units Outstanding	12,293	14,311	15,432	15,622	15,871	16,386	15,000	12,870	11,171	8,667
Large Cap Blend Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.890	$0.776	$0.799	$0.702	$0.554	$0.932	—	—	—	—
Number of Units Outstanding	25,002	24,448	21,578	15,314	10,060	3,985	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$0.853	$0.750	$0.777	$0.688	$0.547	$0.927	—	—	—	—
Number of Units Outstanding	20,190	21,180	18,757	13,723	8,394	4,423	—	—	—	—
Index 500 Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.127	$0.979	$0.965	$0.844	$0.671	$1.069	$1.019	$0.886	$0.850	$0.772
Number of Units Outstanding	168,858	164,665	151,185	133,649	116,229	105,296	90,982	77,651	61,872	47,611
Back-Load Version Class B
Accumulation Unit Value	$5.139	$4.495	$4.465	$3.935	$3.152	$5.062	$4.862	$4.258	$4.116	$3.765
Number of Units Outstanding	30,450	32,612	34,120	34,147	31,586	31,380	28,369	24,291	21,294	17,487
Large Company Value Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.908	$0.784	$0.776	$0.703	$0.585	$0.937	—	—	—	—
Number of Units Outstanding	24,953	22,698	18,299	13,160	7,808	2,518	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$0.870	$0.757	$0.755	$0.689	$0.578	$0.932	—	—	—	—
Number of Units Outstanding	23,465	21,641	18,115	11,997	5,269	2,012	—	—	—	—

(b)	The initial investment was made on April 30, 2007.

(c)	The initial investment was made on May 1, 2003.

Account B Prospectus	37

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Domestic Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.420	$1.248	$1.243	$1.090	$0.846	$1.382	$1.483	$1.279	$1.189	$1.023
Number of Units Outstanding	73,488	78,405	78,635	72,730	68,313	59,035	45,350	29,644	16,305	9,478
Back-Load Version Class B
Accumulation Unit Value	$1.304	$1.155	$1.159	$1.024	$0.800	$1.317	$1.424	$1.237	$1.159	$1.005
Number of Units Outstanding	47,425	51,217	56,516	57,619	58,923	55,793	43,645	30,531	20,214	12,004
Equity Income Division(c)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.863	$1.597	$1.620	$1.412	$1.139	$1.783	$1.735	$1.464	$1.412	$1.232
Number of Units Outstanding	70,821	54,584	38,707	30,620	25,467	20,225	14,204	9,704	5,022	1,764
Back-Load Version Class B
Accumulation Unit Value	$1.733	$1.497	$1.529	$1.343	$1.091	$1.722	$1.688	$1.435	$1.394	$1.226
Number of Units Outstanding	51,010	40,398	31,311	26,380	23,592	19,983	13,568	8,407	4,089	1,306
Mid Cap Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.052	$0.945	$1.012	$0.821	$0.625	$1.048	$0.873	$0.840	$0.795	$0.700
Number of Units Outstanding	44,733	46,391	45,249	44,364	42,061	42,132	39,982	39,040	33,381	27,993
Back-Load Version Class B
Accumulation Unit Value	$6.071	$5.491	$5.925	$4.844	$3.713	$6.275	$5.265	$5.106	$4.871	$4.319
Number of Units Outstanding	5,796	6,721	7,575	8,452	9,319	9,999	10,069	10,031	9,593	8,470
Index 400 Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.206	$1.885	$1.932	$1.537	$1.128	$1.778	$1.656	$1.512	$1.353	$1.169
Number of Units Outstanding	37,695	37,464	35,090	33,031	30,392	29,412	27,816	25,993	22,284	18,362
Back-Load Version Class B
Accumulation Unit Value	$2.522	$2.171	$2.242	$1.797	$1.328	$2.111	$1.980	$1.822	$1.642	$1.430
Number of Units Outstanding	22,937	25,104	27,688	31,057	34,471	37,360	36,837	34,052	31,408	26,857
Mid Cap Value Division(c)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.018	$1.740	$1.759	$1.474	$1.202	$1.861	$1.873	$1.644	$1.567	$1.327
Number of Units Outstanding	24,907	18,210	13,885	12,803	10,759	9,723	6,817	4,908	2,640	964
Back-Load Version Class B
Accumulation Unit Value	$1.877	$1.630	$1.661	$1.402	$1.152	$1.797	$1.823	$1.612	$1.548	$1.321
Number of Units Outstanding	18,369	14,243	12,222	11,505	11,290	10,677	7,446	4,897	2,684	802
Small Cap Growth Stock Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.354	$1.243	$1.285	$1.026	$0.786	$1.408	$1.292	$1.217	$1.100	$0.931
Number of Units Outstanding	44,301	46,973	46,925	44,629	41,975	37,656	35,415	30,102	24,517	19,736
Back-Load Version Class B
Accumulation Unit Value	$2.662	$2.462	$2.565	$2.063	$1.593	$2.873	$2.656	$2.521	$2.296	$1.957
Number of Units Outstanding	16,346	18,989	20,931	22,600	23,632	24,053	23,162	20,417	18,720	16,083
Index 600 Stock Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.157	$1.004	$1.000	$0.798	$0.641	$0.938	—	—	—	—
Number of Units Outstanding	15,087	12,441	9,158	6,218	4,911	1,461	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.109	$0.970	$0.973	$0.783	$0.633	$0.933	—	—	—	—
Number of Units Outstanding	10,478	8,963	6,927	4,783	2,954	1,399	—	—	—	—
Small Cap Value Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.440	$2.108	$2.148	$1.770	$1.388	$1.941	$1.967	$1.696	$1.590	$1.283
Number of Units Outstanding	43,015	38,990	34,454	30,128	26,805	24,816	20,300	14,197	10,192	6,110
Back-Load Version Class B
Accumulation Unit Value	$2.240	$1.950	$2.002	$1.662	$1.313	$1.850	$1.889	$1.641	$1.550	$1.260
Number of Units Outstanding	32,267	31,679	31,409	31,224	30,311	29,608	25,149	19,704	16,176	11,022

(b)	The initial investment was made on April 30, 2007.

(c)	The initial investment was made on May 1, 2003.

38	Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
International Growth Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.618	$ 1.378	$ 1.595	$ 1.377	$ 1.124	$ 2.098	$ 1.873	$1.549	$1.319	$1.091
Number of Units Outstanding	62,178	50,738	41,144	36,165	32,932	28,186	23,426	16,537	8,522	4,571
Back-Load Version Class B
Accumulation Unit Value	$ 1.485	$ 1.275	$ 1.487	$ 1.293	$ 1.063	$ 2.000	$ 1.798	$1.499	$1.286	$1.071
Number of Units Outstanding	48,306	42,469	38,896	37,404	35,555	32,885	27,221	19,828	13,009	7,405
Research International Core Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 0.895	$ 0.770	$ 0.865	$ 0.782	$ 0.601	$ 1.051	—	—	—	—
Number of Units Outstanding	65,898	34,176	14,667	9,828	6,128	2,396	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$ 0.857	$ 0.744	$ 0.841	$ 0.767	$ 0.594	$ 1.046	—	—	—	—
Number of Units Outstanding	43,981	21,956	10,508	7,437	4,663	1,958	—	—	—	—
International Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.693	$ 1.401	$ 1.566	$ 1.461	$ 1.103	$ 1.973	$ 1.679	$1.289	$1.162	$0.979
Number of Units Outstanding	172,532	159,611	138,585	115,708	101,360	85,278	67,877	49,599	33,307	22,004
Back-Load Version Class B
Accumulation Unit Value	$ 3.500	$ 2.916	$ 3.285	$ 3.089	$ 2.350	$ 4.233	$ 3.630	$2.808	$2.550	$2.163
Number of Units Outstanding	55,121	54,071	51,078	47,103	45,779	41,695	34,179	25,910	20,066	14,221
Emerging Markets Equity Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.105	$ 0.935	$ 1.155	$ 0.935	$ 0.554	$ 1.243	—	—	—	—
Number of Units Outstanding	86,469	56,054	29,862	19,438	11,405	4,011	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$ 1.059	$ 0.902	$ 1.123	$ 0.917	$ 0.547	$ 1.237	—	—	—	—
Number of Units Outstanding	59,919	39,876	25,765	18,492	10,917	5,273	—	—	—	—
Money Market Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.263	$ 1.268	$ 1.272	$ 1.275	$ 1.271	$ 1.244	$ 1.187	$1.138	$1.110	$1.100
Number of Units Outstanding	68,507	66,372	59,280	67,658	69,700	44,760	29,832	21,791	20,994	20,833
Back-Load Version Class B
Accumulation Unit Value	$ 2.935	$ 2.967	$ 3.000	$ 3.029	$ 3.044	$ 3.000	$ 2.885	$2.786	$2.739	$2.734
Number of Units Outstanding	20,755	25,194	21,586	25,936	29,545	16,718	13,064	11,895	11,071	12,115
Short-Term Bond Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.174	$ 1.156	$ 1.155	$ 1.120	$ 1.050	$ 1.027	—	—	—	—
Number of Units Outstanding	45,637	33,706	20,512	10,703	3,565	1,270	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$ 1.125	$ 1.116	$ 1.124	$ 1.098	$ 1.037	$ 1.022	—	—	—	—
Number of Units Outstanding	32,268	22,142	16,155	8,621	4,070	866	—	—	—	—
Select Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 2.121	$ 2.031	$ 1.905	$ 1.796	$ 1.651	$ 1.607	$ 1.518	$1.470	$1.446	$1.387
Number of Units Outstanding	261,881	222,376	195,157	160,992	144,566	152,581	117,537	83,749	55,244	38,035
Back-Load Version Class B
Accumulation Unit Value	$13.687	$13.204	$12.476	$11.852	$10.973	$10.761	$10.242	$9.996	$9.902	$9.572
Number of Units Outstanding	24,522	21,581	20,800	18,712	18,790	20,153	15,961	12,616	9,266	7,244
Long-Term U.S. Government Bond Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.737	$ 1.683	$ 1.312	$ 1.192	$ 1.288	$ 1.072	—	—	—	—
Number of Units Outstanding	21,691	20,527	18,179	12,702	10,395	2,190	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$ 1.665	$ 1.625	$ 1.276	$ 1.168	$ 1.272	$ 1.066	—	—	—	—
Number of Units Outstanding	18,211	17,652	15,390	13,310	13,184	2,228	—	—	—	—

(b)	The initial investment was made on April 30, 2007.

Account B Prospectus	39

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Inflation Protection Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.429	$1.338	$1.201	$1.143	$1.045	$1.065	—	—	—	—
Number of Units Outstanding	64,522	46,328	30,416	18,186	10,273	1,983	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$ 1.370	$1.292	$1.169	$1.121	$1.032	$1.059	—	—	—	—
Number of Units Outstanding	47,050	34,320	24,103	15,985	8,156	1,938	—	—	—	—
High Yield Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 2.394	$2.113	$2.030	$1.781	$1.231	$1.573	$1.544	$1.414	$1.402	$1.249
Number of Units Outstanding	52,210	42,778	34,717	29,603	27,971	28,431	23,167	17,734	12,460	9,025
Back-Load Version Class B
Accumulation Unit Value	$ 3.253	$2.892	$2.800	$2.475	$1.723	$2.219	$2.195	$2.024	$2.022	$1.815
Number of Units Outstanding	24,988	21,533	19,631	18,456	18,831	20,529	17,617	14,319	11,098	8,034
Multi-Sector Bond Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.526	$1.334	$1.277	$1.134	$0.934	$1.007	—	—	—	—
Number of Units Outstanding	96,185	69,685	47,048	26,843	15,891	5,806	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$ 1.462	$1.288	$1.242	$1.111	$0.922	$1.002	—	—	—	—
Number of Units Outstanding	69,336	49,191	34,581	20,795	12,961	5,505	—	—	—	—
Commodities Return Strategy Division(a)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 7.815	$8.043	—	—	—	—	—	—	—	—
Number of Units Outstanding	5,745	2,043	—	—	—	—	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$ 7.717	$8.003	—	—	—	—	—	—	—	—
Number of Units Outstanding	3,658	1,252	—	—	—	—	—	—	—	—
Balanced Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.493	$1.368	$1.346	$1.208	$1.000	$1.301	$1.232	$1.121	$1.087	$1.013
Number of Units Outstanding	178,530	173,529	163,114	151,993	142,488	145,987	141,764	137,626	115,318	88,940
Back-Load Version Class B
Accumulation Unit Value	$10.331	$9.537	$9.456	$8.553	$7.131	$9.345	$8.915	$8.175	$7.990	$7.499
Number of Units Outstanding	16,479	17,713	18,266	19,303	21,594	23,443	22,277	21,497	19,496	15,788
Asset Allocation Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$ 1.577	$1.428	$1.436	$1.277	$1.010	$1.453	$1.335	$1.220	$1.146	$1.047
Number of Units Outstanding	39,665	39,614	37,622	36,177	38,605	37,123	35,603	31,536	24,763	14,611
Back-Load Version Class B
Accumulation Unit Value	$ 1.448	$1.321	$1.338	$1.199	$0.955	$1.385	$1.282	$1.181	$1.117	$1.028
Number of Units Outstanding	32,536	37,252	43,610	48,373	52,211	54,392	52,817	47,586	39,113	25,358

(a)	The initial investment was made on April 30, 2011.

(b)	The initial investment was made on April 30, 2007.

Fidelity® Variable Insurance Products

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
VIP Mid Cap Division(c)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.833	$2.485	$2.802	$2.190	$1.575	$2.621	$2.284	$2.042	$1.739	$1.402
Number of Units Outstanding	48,315	44,008	37,957	32,399	28,531	22,728	16,727	9,414	4,314	746
Back-Load Version Class B
Accumulation Unit Value	$2.635	$2.329	$2.645	$2.083	$1.510	$2.531	$2.222	$2.002	$1.717	$1.395
Number of Units Outstanding	35,580	34,228	32,751	30,039	28,377	24,997	19,211	11,269	5,623	1,628
VIP Contrafund® Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.114	$0.964	$0.996	$0.856	$0.635	$1.114	—	—	—	—
Number of Units Outstanding	97,518	74,946	53,827	37,432	24,650	7,531	—	—	—	—
Back-Load Version Class B
Accumulation Unit Value	$1.067	$0.931	$0.969	$0.839	$0.627	$1.109	—	—	—	—
Number of Units Outstanding	68,858	54,473	41,463	29,565	19,609	7,326	—	—	—	—
(b) The initial investment was made on April 30, 2007.

(c) The initial investment was made on May 1, 2003.

40	Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Neuberger Berman Advisers Management Trust

	December 31
	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.041	$0.943	$0.978	$0.800	$0.612	$1.015
Number of Units Outstanding	41,874	21,412	6,531	4,013	2,546	1,125
Back-Load Version Class B
Accumulation Unit Value	$0.998	$0.911	$0.951	$0.784	$0.604	$1.010
Number of Units Outstanding	29,698	15,867	5,852	3,503	2,401	1,107
(b) The initial investment was made on April 30, 2007.
Russel Investment Funds
	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Multi-Style Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.069	$0.928	$0.948	$0.818	$0.625	$1.058	$0.963	$0.859	$0.804	$0.736
Number of Units Outstanding	57,177	61,271	61,174	62,161	63,381	61,921	54,471	41,347	29,717	19,067
Back-Load Version Class B
Accumulation Unit Value	$1.026	$0.898	$0.924	$0.803	$0.619	$1.054	$0.967	$0.869	$0.820	$0.756
Number of Units Outstanding	34,313	41,452	47,301	50,708	54,356	53,356	48,318	40,125	31,971	22,290
Aggressive Equity Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.518	$1.317	$1.382	$1.112	$0.851	$1.498	$1.455	$1.274	$1.204	$1.055
Number of Units Outstanding	16,079	16,666	16,553	16,502	15,967	15,783	14,356	11,504	8,675	5,457
Back-Load Version Class B
Accumulation Unit Value	$1.609	$1.407	$1.487	$1.206	$0.929	$1.648	$1.614	$1.423	$1.355	$1.196
Number of Units Outstanding	9,579	11,242	12,637	13,502	14,367	14,140	12,897	10,819	9,443	6,635
Non-U.S. Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.141	$0.957	$1.104	$0.996	$0.791	$1.381	$1.261	$1.025	$0.906	$0.770
Number of Units Outstanding	54,845	56,375	52,422	48,665	47,712	43,996	38,407	26,779	17,253	9,843
Back-Load Version Class B
Accumulation Unit Value	$1.288	$1.088	$1.265	$1.150	$0.920	$1.618	$1.488	$1.219	$1.085	$0.929
Number of Units Outstanding	29,436	32,957	34,107	34,177	35,561	35,449	30,938	24,145	17,208	10,707
Core Bond Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$2.079	$1.928	$1.851	$1.691	$1.467	$1.529	$1.433	$1.389	$1.368	$1.314
Number of Units Outstanding	86,024	65,554	54,074	45,842	46,153	52,370	41,461	28,397	17,183	9,361
Back-Load Version Class B
Accumulation Unit Value	$1.889	$1.765	$1.707	$1.571	$1.373	$1.442	$1.362	$1.329	$1.319	$1.277
Number of Units Outstanding	62,279	50,812	45,066	40,465	41,709	44,802	35,796	26,987	18,500	11,676
Global Real Estate Securities Division
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$3.718	$2.930	$3.168	$2.590	$2.019	$3.204	$3.828	$2.832	$2.519	$1.877
Number of Units Outstanding	46,235	42,360	35,993	33,487	27,986	52,370	22,135	17,289	12,230	7,967
Back-Load Version Class B
Accumulation Unit Value	$3.165	$2.513	$2.737	$2.255	$1.771	$2.832	$3.408	$2.541	$2.277	$1.710
Number of Units Outstanding	36,458	35,240	33,545	34,423	31,813	30,822	29,853	25,025	20,380	13,868

Account B Prospectus	41

Accumulation Unit Values

Contracts Issued on or After March 31, 2000 (continued)

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31
	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.235	$1.118	$1.122	$1.001	$0.822	$1.032
Number of Units Outstanding	29,286	26,290	19,099	14,143	8,273	3,083
Back-Load Version Class B
Accumulation Unit Value	$1.184	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	23,611	21,174	14,573	9,449	6,786	1,973
Balanced Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.146	$1.020	$1.050	$0.925	$0.741	$1.024
Number of Units Outstanding	92,313	83,402	63,864	47,456	33,565	14,162
Back-Load Version Class B
Accumulation Unit Value	$1.098	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	75,692	66,986	50,806	37,239	24,886	11,027
Growth Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$1.050	$0.924	$0.975	$0.851	$0.665	$1.018
Number of Units Outstanding	59,515	52,783	40,696	29,645	21,352	11,860
Back-Load Version Class B
Accumulation Unit Value	$1.006	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	51,019	45,004	32,144	25,073	17,429	7,120
Equity Growth Strategy Division(b)
Front-Load Version and Back-Load Version Class A
Accumulation Unit Value	$0.952	$0.828	$0.887	$0.774	$0.595	$1.009
Number of Units Outstanding	16,172	16,841	13,157	8,940	7,487	4,776
Back-Load Version Class B
Accumulation Unit Value	$0.913	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	12,187	11,295	9,011	7,294	5,040	1,667
(b) The initial investment was made on April 30, 2007.

42	Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000

Northwestern Mutual Series Fund, Inc.

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Growth Stock Division
Front-Load Version
Accumulation Unit Value	$3.129	$2.782	$2.829	$2.528	$1.851	$3.039	$2.794	$2.560	$2.387	$2.246
Number of Units Outstanding	7,009	7,867	8,881	10,072	12,347	13,977	15,924	18,117	20,678	23,255
Back-Load Version
Accumulation Unit Value	$2.913	$2.612	$2.680	$2.415	$1.782	$2.952	$2.738	$2.530	$2.378	$2.258
Number of Units Outstanding	22,073	24,727	27,233	30,063	33,365	37,186	41,412	47,037	52,298	56,587
Focused Appreciation Division(c)
Front-Load Version
Accumulation Unit Value	$2.265	$1.893	$2.024	$1.858	$1.310	$2.192	$1.735	$1.661	$1.425	$1.196
Number of Units Outstanding	3,329	3,502	3,671	3,829	4,015	4,211	2,593	2,201	780	299
Back-Load Version
Accumulation Unit Value	$2.087	$1.759	$1.896	$1.756	$1.248	$2.107	$1.682	$1.624	$1.405	$1.189
Number of Units Outstanding	10,183	10,746	11,558	11,984	11,507	9,833	8,523	6,090	1,386	612
Large Cap Core Stock Division
Front-Load Version
Accumulation Unit Value	$2.483	$2.233	$2.270	$2.018	$1.567	$2.568	$2.363	$2.128	$1.970	$1.828
Number of Units Outstanding	5,954	6,759	7,903	8,929	10,824	12,674	13,913	15,804	18,168	20,623
Back-Load Version
Accumulation Unit Value	$2.313	$2.098	$2.150	$1.928	$1.510	$2.495	$2.316	$2.103	$1.963	$1.838
Number of Units Outstanding	22,718	25,415	28,063	30,485	33,324	37,203	41,253	46,115	50,391	54,319
Large Cap Blend Division(b)
Front-Load Version
Accumulation Unit Value	$0.895	$0.780	$0.801	$0.704	$0.555	$0.932	—	—	—	—
Number of Units Outstanding	1,596	2,076	1,905	1,708	1,066	410	—	—	—	—
Back-Load Version
Accumulation Unit Value	$0.853	$0.750	$0.777	$0.688	$0.547	$0.927	—	—	—	—
Number of Units Outstanding	4,798	4,670	4,700	3,690	2,825	1,133	—	—	—	—
Index 500 Stock Division
Front-Load Version
Accumulation Unit Value	$3.649	$3.165	$3.117	$2.724	$2.164	$3.445	$3.281	$2.849	$2.731	$2.477
Number of Units Outstanding	16,069	17,647	19,914	21,820	24,817	28,047	31,587	36,385	41,728	46,363
Back-Load Version
Accumulation Unit Value	$5.139	$4.495	$4.465	$3.935	$3.152	$5.062	$4.862	$4.258	$4.116	$3.765
Number of Units Outstanding	34,889	38,419	42,228	46,935	51,653	57,495	63,143	70,635	77,596	82,632
Large Company Value Division(b)
Front-Load Version
Accumulation Unit Value	$0.913	$0.787	$0.779	$0.705	$0.586	$0.938	—	—	—	—
Number of Units Outstanding	1,180	1,198	1,279	1,004	656	210	—	—	—	—
Back-Load Version
Accumulation Unit Value	$0.870	$0.757	$0.755	$0.689	$0.578	$0.932	—	—	—	—
Number of Units Outstanding	5,062	4,367	4,044	3,412	1,940	960	—	—	—	—
Domestic Equity Division
Front-Load Version
Accumulation Unit Value	$1.436	$1.261	$1.255	$1.099	$0.852	$1.391	$1.491	$1.284	$1.193	$1.025
Number of Units Outstanding	7,939	8,625	10,522	11,612	13,240	13,718	12,985	11,451	9,424	7,382
Back-Load Version
Accumulation Unit Value	$1.304	$1.155	$1.159	$1.024	$0.800	$1.317	$1.424	$1.237	$1.159	$1.005
Number of Units Outstanding	19,977	22,081	24,420	26,279	28,199	29,462	27,904	22,639	17,957	13,170
Equity Income Division(c)
Front-Load Version
Accumulation Unit Value	$1.881	$1.611	$1.632	$1.421	$1.145	$1.791	$1.742	$1.468	$1.414	$1.233
Number of Units Outstanding	4,853	4,499	4,075	3,953	3,629	3,736	3,156	2,442	1,568	795
Back-Load Version
Accumulation Unit Value	$1.733	$1.497	$1.529	$1.343	$1.091	$1.722	$1.688	$1.435	$1.394	$1.226
Number of Units Outstanding	11,444	11,653	10,702	10,632	10,304	10,708	8,981	6,905	4,292	1,742
(b) The initial investment was made on April 30, 2007.

(c) The initial investment was made on May 1, 2003.

Account B Prospectus	43

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Mid Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$3.324	$2.981	$3.190	$2.586	$1.966	$3.294	$2.740	$2.635	$2.492	$2.191
Number of Units Outstanding	9,422	10,450	12,037	13,106	15,151	17,171	19,965	23,529	26,953	30,457
Back-Load Version
Accumulation Unit Value	$6.071	$5.491	$5.925	$4.844	$3.713	$6.275	$5.265	$5.106	$4.871	$4.319
Number of Units Outstanding	18,172	20,158	22,159	24,804	27,325	30,352	34,262	39,052	43,360	46,942
Index 400 Stock Division
Front-Load Version
Accumulation Unit Value	$2.832	$2.417	$2.475	$1.967	$1.442	$2.272	$2.113	$1.928	$1.723	$1.488
Number of Units Outstanding	5,067	5,645	6,461	6,985	7,918	9,542	11,290	12,510	14,082	15,074
Back-Load Version
Accumulation Unit Value	$2.522	$2.171	$2.242	$1.797	$1.328	$2.111	$1.980	$1.822	$1.642	$1.430
Number of Units Outstanding	15,260	17,439	19,342	21,145	24,136	27,597	30,218	32,424	33,816	33,698
Mid Cap Value Division(c)
Front-Load Version
Accumulation Unit Value	$2.037	$1.755	$1.772	$1.484	$1.209	$1.869	$1.880	$1.649	$1.570	$1.328
Number of Units Outstanding	1,868	1,751	1,801	1,901	2,038	2,090	1,726	1,494	1,108	566
Back-Load Version
Accumulation Unit Value	$1.877	$1.630	$1.661	$1.402	$1.152	$1.797	$1.823	$1.612	$1.548	$1.321
Number of Units Outstanding	5,192	5,258	5,329	5,504	5,483	5,699	4,518	3,773	2,380	915
Small Cap Growth Stock Division
Front-Load Version
Accumulation Unit Value	$2.989	$2.742	$2.831	$2.259	$1.729	$3.093	$2.835	$2.668	$2.409	$2.036
Number of Units Outstanding	3,596	3,957	4,669	5,240	5,983	6,717	8,073	9,281	10,258	11,600
Back-Load Version
Accumulation Unit Value	$2.662	$2.462	$2.565	$2.063	$1.593	$2.873	$2.656	$2.521	$2.296	$1.957
Number of Units Outstanding	11,116	12,551	13,908	15,369	16,766	18,521	21,454	23,442	24,369	25,653
Index 600 Stock Division(b)
Front-Load Version
Accumulation Unit Value	$1.163	$1.009	$1.004	$0.801	$0.642	$0.938	—	—	—	—
Number of Units Outstanding	1,263	1,215	1,346	1,095	731	502	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.109	$0.970	$0.973	$0.783	$0.633	$0.933	—	—	—	—
Number of Units Outstanding	3,049	2,537	2,118	1,697	1,031	698	—	—	—	—
Small Cap Value Division
Front-Load Version
Accumulation Unit Value	$2.468	$2.130	$2.168	$1.785	$1.398	$1.954	$1.978	$1.704	$1.596	$1.286
Number of Units Outstanding	3,709	4,215	4,747	5,273	5,640	6,116	6,841	6,916	6,575	5,733
Back-Load Version
Accumulation Unit Value	$2.240	$1.950	$2.002	$1.662	$1.313	$1.850	$1.889	$1.641	$1.550	$1.260
Number of Units Outstanding	10,583	11,703	13,068	13,965	14,701	16,168	15,927	15,290	13,639	10,684
International Growth Division
Front-Load Version
Accumulation Unit Value	$1.636	$1.392	$1.610	$1.388	$1.132	$2.112	$1.883	$1.556	$1.324	$1.093
Number of Units Outstanding	3,983	4,398	4,726	5,138	5,849	6,225	6,121	5,170	3,439	2,421
Back-Load Version
Accumulation Unit Value	$1.485	$1.275	$1.487	$1.293	$1.063	$2.000	$1.798	$1.499	$1.286	$1.071
Number of Units Outstanding	14,003	14,675	15,372	15,934	16,063	17,012	15,892	12,046	7,118	4,200
Research International Core Division(b)
Front-Load Version
Accumulation Unit Value	$0.900	$0.774	$0.868	$0.785	$0.602	$1.052	—	—	—	—
Number of Units Outstanding	2,799	1,941	1,033	977	666	297	—	—	—	—
Back-Load Version
Accumulation Unit Value	$0.857	$0.744	$0.841	$0.767	$0.594	$1.046	—	—	—	—
Number of Units Outstanding	5,811	4,062	3,119	2,698	2,088	1,101	—	—	—	—
(b) The initial investment was made on April 30, 2007.
(c) The initial investment was made on May 1, 2003.

44	Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
International Equity Division
Front-Load Version
Accumulation Unit Value	$3.341	$2.760	$3.083	$2.874	$2.168	$3.872	$3.293	$2.526	$2.274	$1.913
Number of Units Outstanding	12,785	14,198	16,050	17,405	19,782	22,093	23,182	23,971	25,002	26,200
Back-Load Version
Accumulation Unit Value	$3.500	$2.916	$3.285	$3.089	$2.350	$4.233	$3.630	$2.808	$2.550	$2.163
Number of Units Outstanding	34,616	38,134	41,254	44,277	48,122	52,562	54,239	55,369	55,703	57,187
Emerging Markets Equity Division(b)
Front-Load Version
Accumulation Unit Value	$1.111	$0.939	$1.159	$0.938	$0.555	$1.244	—	—	—	—
Number of Units Outstanding	4,769	4,380	4,100	2,892	1,680	1,030	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.059	$0.902	$1.123	$0.917	$0.547	$1.237	—	—	—	—
Number of Units Outstanding	12,046	10,370	8,730	7,147	4,478	2,851	—	—	—	—
Emerging Markets Equity Division(b)
Front-Load Version
Accumulation Unit Value	$1.111	$0.939	$1.159	$0.938	$0.555	$1.244	—	—	—	—
Number of Units Outstanding	4,769	4,380	4,100	2,892	1,680	1,030	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.059	$0.902	$1.123	$0.917	$0.547	$1.237	—	—	—	—
Number of Units Outstanding	12,046	10,370	8,730	7,147	4,478	2,851	—	—	—	—
Money Market Division
Front-Load Version
Accumulation Unit Value	$1.632	$1.636	$1.640	$1.642	$1.636	$1.599	$1.525	$1.460	$1.423	$1.409
Number of Units Outstanding	11,936	12,842	12,307	17,201	20,774	16,364	16,466	14,678	15,028	21,077
Back-Load Version
Accumulation Unit Value	$2.935	$2.967	$3.000	$3.029	$3.044	$3.000	$2.885	$2.786	$2.739	$2.734
Number of Units Outstanding	12,519	14,527	14,286	17,979	21,270	16,994	14,881	14,379	16,071	21,525
Short-Term Bond Division(b)
Front-Load Version
Accumulation Unit Value	$1.180	$1.161	$1.159	$1.123	$1.052	$1.028	—	—	—	—
Number of Units Outstanding	3,450	2,510	1,925	1,355	576	257	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.125	$1.116	$1.124	$1.098	$1.037	$1.022	—	—	—	—
Number of Units Outstanding	7,153	5,774	5,513	3,755	1,785	480	—	—	—	—
Select Bond Division
Front-Load Version
Accumulation Unit Value	$2.907	$2.781	$2.606	$2.455	$2.253	$2.191	$2.068	$2.001	$1.966	$1.884
Number of Units Outstanding	18,421	18,676	20,295	20,581	22,630	26,188	25,499	25,506	26,068	29,003
Back-Load Version
Accumulation Unit Value	$13.687	$13.204	$12.476	$11.852	$10.973	$10.761	$10.242	$9.996	$9.902	$9.572
Number of Units Outstanding	9,165	9,501	10,159	10,225	10,606	11,711	11,244	11,006	10,696	11,538
Long-Term U.S. Government Bond Division(b)
Front-Load Version
Accumulation Unit Value	$1.747	$1.691	$1.317	$1.195	$1.290	$1.073	—	—	—	—
Number of Units Outstanding	1,670	1,648	1,322	1,215	1,170	241	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.665	$1.625	$1.276	$1.168	$1.272	$1.066	—	—	—	—
Number of Units Outstanding	5,590	5,351	4,808	4,599	6,092	752	—	—	—	—
Inflation Protection Division(b)
Front-Load Version
Accumulation Unit Value	$1.437	$1.344	$1.206	$1.146	$1.046	$1.065	—	—	—	—
Number of Units Outstanding	4,480	4,147	3,449	2,475	1,788	473	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.370	$1.292	$1.169	$1.121	$1.032	$1.059	—	—	—	—
Number of Units Outstanding	10,523	8,803	7,134	5,642	4,675	1,190	—	—	—	—
(a) The initial investment was made on April 30, 2011.
(b) The initial investment was made on April 30, 2007.

Account B Prospectus	45

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
High Yield Bond Division
Front-Load Version
Accumulation Unit Value	$ 3.544	$3.125	$2.999	$2.629	$1.815	$2.317	$2.273	$2.079	$2.058	$1.833
Number of Units Outstanding	4,959	5,336	5,603	5,917	7,388	8,523	9,178	9,781	10,660	12,057
Back-Load Version
Accumulation Unit Value	$ 3.253	$2.892	$2.800	$2.475	$1.723	$2.219	$2.195	$2.024	$2.022	$1.815
Number of Units Outstanding	13,718	14,511	15,463	16,496	17,990	20,460	21,431	23,264	24,343	25,166
Multi-Sector Bond Division(b)
Front-Load Version
Accumulation Unit Value	$ 1.534	$1.340	$1.282	$1.137	$0.935	$1.008	—	—	—	—
Number of Units Outstanding	5,494	4,621	3,640	2,443	1,568	610	—	—	—	—
Back-Load Version
Accumulation Unit Value	$ 1.462	$1.288	$1.242	$1.111	$0.922	$1.002	—	—	—	—
Number of Units Outstanding	13,348	11,024	8,448	5,895	3,548	1,642	—	—	—	—
Commodities Return Strategy Division(a)
Front-Load Version
Accumulation Unit Value	$ 7.828	$8.049	—	—	—	—	—	—	—	—
Number of Units Outstanding	273	122	—	—	—	—	—	—	—	—
Back-Load Version
Accumulation Unit Value	$ 7.717	$8.003	—	—	—	—	—	—	—	—
Number of Units Outstanding	482	206	—	—	—	—	—	—	—	—
Balanced Division
Front-Load Version
Accumulation Unit Value	$ 3.269	$2.992	$2.942	$2.638	$2.181	$2.834	$2.681	$2.438	$2.362	$2.198
Number of Units Outstanding	21,444	23,208	25,982	29,834	34,158	40,821	46,605	54,407	60,885	66,401
Back-Load Version
Accumulation Unit Value	$10.331	$9.537	$9.456	$8.553	$7.131	$9.345	$8.915	$8.175	$7.990	$7.499
Number of Units Outstanding	22,326	24,090	26,277	28,859	32,197	36,635	39,886	44,604	48,169	50,672
Asset Allocation Division
Front-Load Version
Accumulation Unit Value	$ 1.595	$1.443	$1.450	$1.288	$1.017	$1.462	$1.342	$1.226	$1.150	$1.050
Number of Units Outstanding	3,910	4,203	4,727	5,548	8,017	9,246	10,236	11,469	11,146	9,420
Back-Load Version
Accumulation Unit Value	$ 1.448	$1.321	$1.338	$1.199	$0.955	$1.385	$1.282	$1.181	$1.117	$1.028
Number of Units Outstanding	17,464	18,878	19,910	21,432	23,822	24,511	25,368	25,371	22,531	18,345
(a) The initial investment was made on April 30, 2011. (b) The initial investment was made on April 30, 2007. Fidelity® Variable Insurance Products
	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
VIP Mid Cap Division(c)
Front-Load Version
Accumulation Unit Value	$2.860	$2.507	$2.823	$2.205	$1.584	$2.633	$2.292	$2.047	$1.742	$1.403
Number of Units Outstanding	3,554	3,734	4,152	4,156	4,343	4,421	4,342	3,650	1,802	708
Back-Load Version
Accumulation Unit Value	$2.635	$2.329	$2.645	$2.083	$1.510	$2.531	$2.222	$2.002	$1.717	$1.395
Number of Units Outstanding	10,172	10,989	11,809	12,053	11,918	12,187	11,341	8,488	4,278	1,337
VIP Contrafund® Division(b)
Front-Load Version
Accumulation Unit Value	$1.120	$0.968	$1.000	$0.859	$0.636	$1.115	—	—	—	—
Number of Units Outstanding	4,781	4,686	3,770	3,253	2,825	1,466	—	—	—	—
Back-Load Version
Accumulation Unit Value	$1.067	$0.931	$0.969	$0.839	$0.627	$1.109	—	—	—	—
Number of Units Outstanding	12,924	12,059	10,848	9,960	8,326	3,607	—	—	—	—
(b) The initial investment was made on April 30, 2007.

(c) The initial investment was made on May 1, 2003.

46	Account B Prospectus

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Neuberger Berman Advisers Management Trust

	December 31
	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Front-Load Version
Accumulation Unit Value	$1.047	$0.948	$0.982	$0.802	$0.613	$1.016
Number of Units Outstanding	1,718	1,369	744	589	499	431
Back-Load Version
Accumulation Unit Value	$0.998	$0.911	$0.951	$0.784	$0.604	$1.010
Number of Units Outstanding	4,039	3,016	1,827	1,502	1,216	338
(b) The initial investment was made on April 30, 2007.

Russell Investment Funds

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Multi-Style Equity Division
Front-Load Version
Accumulation Unit Value	$1.152	$1.000	$1.020	$0.879	$0.672	$1.135	$1.032	$0.919	$0.860	$0.787
Number of Units Outstanding	7,346	8,992	11,021	12,050	14,726	16,812	18,421	18,470	19,989	20,288
Back-Load Version
Accumulation Unit Value	$1.026	$0.898	$0.924	$0.803	$0.619	$1.054	$0.967	$0.869	$0.820	$0.756
Number of Units Outstanding	17,153	19,251	21,204	23,084	25,272	27,233	28,369	28,813	28,757	28,254
Aggressive Equity Division
Front-Load Version
Accumulation Unit Value	$1.807	$1.566	$1.641	$1.320	$1.008	$1.774	$1.722	$1.506	$1.422	$1.244
Number of Units Outstanding	2,232	2,698	3,114	3,487	4,572	4,963	6,031	6,852	7,427	7,791
Back-Load Version
Accumulation Unit Value	$1.609	$1.407	$1.487	$1.206	$0.929	$1.648	$1.614	$1.423	$1.355	$1.196
Number of Units Outstanding	5,742	6,325	6,945	7,608	8,203	9,105	9,936	10,065	10,795	10,082
Non-U.S. Division
Front-Load Version
Accumulation Unit Value	$1.446	$1.212	$1.397	$1.258	$0.999	$1.741	$1.588	$1.289	$1.139	$0.966
Number of Units Outstanding	5,631	6,418	7,338	7,490	8,528	9,651	10,748	10,136	10,406	9,930
Back-Load Version
Accumulation Unit Value	$1.288	$1.088	$1.265	$1.150	$0.920	$1.618	$1.488	$1.219	$1.085	$0.929
Number of Units Outstanding	12,298	13,873	14,910	15,766	16,596	18,167	18,697	16,337	15,447	13,585
Core Bond Division
Front-Load Version
Accumulation Unit Value	$2.121	$1.965	$1.884	$1.719	$1.491	$1.552	$1.453	$1.407	$1.384	$1.328
Number of Units Outstanding	5,832	5,973	6,107	6,258	6,818	9,019	9,297	8,883	8,824	8,808
Back-Load Version
Accumulation Unit Value	$1.889	$1.765	$1.707	$1.571	$1.373	$1.442	$1.362	$1.329	$1.319	$1.277
Number of Units Outstanding	14,335	13,716	13,771	12,949	13,540	15,498	14,562	13,013	11,122	10,202
Global Real Estate Securities Division
Front-Load Version
Accumulation Unit Value	$3.554	$2.798	$3.022	$2.468	$1.922	$3.048	$3.637	$2.688	$2.389	$1.779
Number of Units Outstanding	4,203	4,507	5,105	5,534	5,849	6,402	7,721	7,881	7,813	7,182
Back-Load Version
Accumulation Unit Value	$3.165	$2.513	$2.737	$2.255	$1.771	$2.832	$3.408	$2.541	$2.277	$1.710
Number of Units Outstanding	11,674	12,864	13,512	14,776	14,913	16,376	19,207	19,189	18,041	15,820

Account B Prospectus	47

Accumulation Unit Values

Contracts Issued on or After March 31, 1995 and Prior to March 31, 2000 (continued)

Russell Investment Funds LifePoints® Variable Target Portfolio Series

	December 31
	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.242	$1.123	$1.126	$1.004	$0.823	$1.033
Number of Units Outstanding	2,110	1,942	1,647	1,025	942	313
Back-Load Version
Accumulation Unit Value	$1.184	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	5,668	4,563	4,277	2,956	2,537	1,169
Balanced Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.152	$1.024	$1.054	$0.928	$0.742	$1.024
Number of Units Outstanding	6,283	6,342	3,787	2,867	2,456	1,850
Back-Load Version
Accumulation Unit Value	$1.098	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	12,648	11,838	10,385	8,545	6,652	2,951
Growth Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$1.056	$0.928	$0.978	$0.854	$0.666	$1.018
Number of Units Outstanding	1,288	1,312	2,191	2,243	1,174	573
Back-Load Version
Accumulation Unit Value	$1.006	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	6,843	8,154	7,688	6,748	5,538	2,887
Equity Growth Strategy Division(b)
Front-Load Version
Accumulation Unit Value	$0.958	$0.831	$0.890	$0.776	$0.596	$1.010
Number of Units Outstanding	1,302	1,279	1,507	1,723	1,819	961
Back-Load Version
Accumulation Unit Value	$0.913	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	2,310	2,226	2,409	1,715	1,634	1,509
(b) The initial investment was made on April 30, 2007.

48	Account B Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995

Northwestern Mutual Series Fund, Inc.

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Growth Stock Division
Accumulation Unit Value	$ 2.913	$ 2.612	$ 2.680	$ 2.415	$ 1.782	$ 2.952	$ 2.738	$2.530	$2.378	$2.258
Number of Units Outstanding	18,836	21,133	23,319	25,779	28,300	32,221	37,257	42,946	48,546	54,899
Focused Appreciation Division(c)
Accumulation Unit Value	$ 2.087	$ 1.759	$ 1.896	$ 1.756	$ 1.248	$ 2.107	$ 1.682	$1.624	$1.405	$1.189
Number of Units Outstanding	12,560	13,214	14,331	15,129	15,395	12,928	11,045	7,261	2,344	1,018
Large Cap Core Stock Division
Accumulation Unit Value	$ 2.313	$ 2.098	$ 2.150	$ 1.928	$ 1.510	$ 2.495	$ 2.316	$2.103	$1.963	$1.838
Number of Units Outstanding	19,952	23,049	25,189	27,446	29,987	33,718	37,983	41,505	45,487	51,411
Large Cap Blend Division(b)
Accumulation Unit Value	$ 0.853	$ 0.750	$ 0.777	$ 0.688	$ 0.547	$ 0.927	—	—	—	—
Number of Units Outstanding	6,175	6,488	6,484	5,846	4,120	1,930	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$ 5.139	$ 4.495	$ 4.465	$ 3.935	$ 3.152	$ 5.062	$ 4.862	$4.258	$4.116	$3.765
Number of Units Outstanding	47,257	52,601	58,100	63,461	69,201	76,906	85,761	97,217	107,895	116,960
Large Company Value Division(b)
Accumulation Unit Value	$ 0.870	$ 0.757	$ 0.755	$ 0.689	$ 0.578	$ 0.932	—	—	—	—
Number of Units Outstanding	7,777	6,199	6,571	4,737	3,358	1,504	—	—	—	—
Domestic Equity Division
Accumulation Unit Value	$ 1.304	$ 1.155	$ 1.159	$ 1.024	$ 0.800	$ 1.317	$ 1.424	$1.237	$1.159	$1.005
Number of Units Outstanding	27,238	31,246	35,611	37,915	40,529	42,457	40,932	34,861	27,248	20,936
Equity Income Division(c)
Accumulation Unit Value	$ 1.733	$ 1.497	$ 1.529	$ 1.343	$ 1.091	$ 1.722	$ 1.688	$1.435	$1.394	$1.226
Number of Units Outstanding	19,058	19,821	18,526	18,514	18,755	19,298	15,932	12,753	7,846	3,150
Mid Cap Growth Stock Division
Accumulation Unit Value	$ 6.071	$ 5.491	$ 5.925	$ 4.844	$ 3.713	$ 6.275	$ 5.265	$5.106	$4.871	$4.319
Number of Units Outstanding	31,775	35,384	39,263	43,529	47,926	53,760	62,224	71,675	80,622	89,548
Index 400 Stock Division
Accumulation Unit Value	$ 2.522	$ 2.171	$ 2.242	$ 1.797	$ 1.328	$ 2.111	$ 1.980	$1.822	$1.642	$1.430
Number of Units Outstanding	19,317	21,338	23,051	25,187	28,439	32,059	33,940	37,125	38,984	38,975
Mid Cap Value Division(c)
Accumulation Unit Value	$ 1.877	$ 1.630	$ 1.661	$ 1.402	$ 1.152	$ 1.797	$ 1.823	$1.612	$1.548	$1.321
Number of Units Outstanding	7,395	7,402	7,752	7,628	7,949	8,566	6,837	6,016	4,227	1,778
Small Cap Growth Stock Division
Accumulation Unit Value	$ 2.662	$ 2.462	$ 2.565	$ 2.063	$ 1.593	$ 2.873	$ 2.656	$2.521	$2.296	$1.957
Number of Units Outstanding	11,708	13,368	15,236	16,798	18,409	20,826	23,864	26,493	27,675	29,757
Index 600 Stock Division(b)
Accumulation Unit Value	$ 1.109	$ 0.970	$ 0.973	$ 0.783	$ 0.633	$ 0.933	—	—	—	—
Number of Units Outstanding	4,691	4,125	3,978	2,846	1,836	905	—	—	—	—
Small Cap Value Division
Accumulation Unit Value	$ 2.240	$ 1.950	$ 2.002	$ 1.662	$ 1.313	$ 1.850	$ 1.889	$1.641	$1.550	$1.260
Number of Units Outstanding	15,851	17,697	19,089	20,513	21,473	23,096	23,566	22,652	21,144	18,088
International Growth Division
Accumulation Unit Value	$ 1.485	$ 1.275	$ 1.487	$ 1.293	$ 1.063	$ 2.000	$ 1.798	$1.499	$1.286	$1.071
Number of Units Outstanding	16,680	18,134	19,931	21,183	22,242	23,946	22,377	17,034	10,790	6,595
Research International Core Division(b)
Accumulation Unit Value	$ 0.857	$ 0.744	$ 0.841	$ 0.767	$ 0.594	$ 1.046	—	—	—	—
Number of Units Outstanding	9,397	7,294	4,706	4,232	2,980	1,927	—	—	—	—
International Equity Division
Accumulation Unit Value	$ 3.500	$ 2.916	$ 3.285	$ 3.089	$ 2.350	$ 4.233	$ 3.630	$2.808	$2.550	$2.163
Number of Units Outstanding	57,297	63,005	68,845	74,624	80,885	89,762	92,866	95,439	98,793	103,922
Emerging Markets Equity Division(b)
Accumulation Unit Value	$ 1.059	$ 0.902	$ 1.123	$ 0.917	$ 0.547	$ 1.237	—	—	—	—
Number of Units Outstanding	18,889	16,748	15,784	13,381	7,860	4,677	—	—	—	—
Money Market Division
Accumulation Unit Value	$ 2.935	$ 2.967	$ 3.000	$ 3.029	$ 3.044	$ 3.000	$ 2.885	$2.786	$2.739	$2.734
Number of Units Outstanding	25,523	25,260	24,659	33,396	43,323	34,389	31,260	27,920	30,367	37,796
Short-Term Bond Division(b)
Accumulation Unit Value	$ 1.125	$ 1.116	$ 1.124	$ 1.098	$ 1.037	$ 1.022	—	—	—	—
Number of Units Outstanding	11,337	9,961	8,550	6,142	2,282	835	—	—	—	—
Select Bond Division
Accumulation Unit Value	$ 13.687	$ 13.204	$ 12.476	$ 11.852	$ 10.973	$ 10.761	$ 10.242	$9.996	$9.902	$9.572
Number of Units Outstanding	14,918	14,863	16,045	16,193	16,685	18,508	18,012	17,241	16,400	17,984

(b) The initial investment was made on April 30, 2007.

(c) The initial investment was made on May 1, 2003.

Account B Prospectus	49

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Long-Term U.S. Government Bond Division(b)
Accumulation Unit Value	$ 1.665	$1.625	$1.276	$1.168	$1.272	$1.066	—	—	—	—
Number of Units Outstanding	8,341	8,373	8,461	8,094	9,012	1,391	—	—	—	—
Inflation Protection Division(b)
Accumulation Unit Value	$ 1.370	$1.292	$1.169	$1.121	$1.032	$1.059	—	—	—	—
Number of Units Outstanding	18,146	14,650	13,323	9,802	5,973	1,196	—	—	—	—
High Yield Bond Division
Accumulation Unit Value	$ 3.253	$2.892	$2.800	$2.475	$1.723	$2.219	$2.195	$2.024	$2.022	$1.815
Number of Units Outstanding	14,954	14,650	15,317	16,246	17,421	19,203	19,117	19,826	20,062	20,664
Multi-Sector Bond Division(b)
Accumulation Unit Value	$ 1.462	$1.288	$1.242	$1.111	$0.922	$1.002	—	—	—	—
Number of Units Outstanding	19,615	16,033	13,106	8,938	5,330	2,685	—	—	—	—
Commodities Return Strategy Division(a)
Accumulation Unit Value	$ 7.717	$8.003	—	—	—	—	—	—	—	—
Number of Units Outstanding	859	388	—	—	—	—	—	—	—	—
Balanced Division
Accumulation Unit Value	$10.331	$9.537	$9.456	$8.553	$7.131	$9.345	$8.915	$8.175	$7.990	$7.499
Number of Units Outstanding	94,548	102,331	111,025	120,585	132,204	147,561	161,709	177,506	191,592	204,666
Asset Allocation Division
Accumulation Unit Value	$ 1.448	$1.321	$1.338	$1.199	$0.955	$1.385	$1.282	$1.181	$1.117	$1.028
Number of Units Outstanding	28,077	30,990	34,606	37,148	39,348	45,279	47,364	45,798	41,085	31,855
(a) The initial investment was made on April 30, 2011.

(b) The initial investment was made on April 30, 2007.
Fidelity® Variable Insurance Products
	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
VIP Mid Cap Division(c)
Accumulation Unit Value	$2.635	$2.329	$2.645	$2.083	$1.510	$2.531	$2.222	$2.002	$1.717	$1.395
Number of Units Outstanding	13,476	15,147	16,104	16,578	17,225	17,858	16,883	13,056	6,684	2,590
VIP Contrafund® Division(b)
Accumulation Unit Value	$1.067	$0.931	$0.969	$0.839	$0.627	$1.109	—	—	—	—
Number of Units Outstanding	18,302	17,856	14,553	12,669	9,969	5,141	—	—	—	—
(b) The initial investment was made on April 30, 2007.

(c) The initial investment was made on May 1, 2003.
Neuberger Berman Advisers Management Trust
	December 31
	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Accumulation Unit Value	$0.998	$0.911	$0.951	$0.784	$0.604	$1.010
Number of Units Outstanding	5,741	4,458	2,578	1,423	963	398
(b) The initial investment was made on April 30, 2007.

50	Account B Prospectus

Accumulation Unit Values

Contracts Issued After December 16, 1981 and Prior to March 31, 1995 (continued)

Russell Investment Funds

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Multi-Style Equity Division
Accumulation Unit Value	$1.026	$0.898	$0.924	$0.803	$0.619	$1.054	$0.967	$0.869	$0.820	$0.756
Number of Units Outstanding	16,226	18,401	21,161	22,867	25,157	26,496	27,908	26,359	26,557	23,379
Aggressive Equity Division
Accumulation Unit Value	$1.609	$1.407	$1.487	$1.206	$0.929	$1.648	$1.614	$1.423	$1.355	$1.196
Number of Units Outstanding	6,681	7,975	8,840	9,076	10,259	12,088	13,343	12,818	13,767	12,921
Non-U.S. Division
Accumulation Unit Value	$1.288	$1.088	$1.265	$1.150	$0.920	$1.618	$1.488	$1.219	$1.085	$0.929
Number of Units Outstanding	15,029	16,760	18,158	19,057	20,493	22,195	22,678	18,647	16,879	14,034
Core Bond Division
Accumulation Unit Value	$1.889	$1.765	$1.707	$1.571	$1.373	$1.442	$1.362	$1.329	$1.319	$1.277
Number of Units Outstanding	19,137	17,528	17,241	16,593	17,152	19,502	17,940	15,507	12,951	11,930
Global Real Estate Securities Division
Accumulation Unit Value	$3.165	$2.513	$2.737	$2.255	$1.771	$2.832	$3.408	$2.541	$2.277	$1.710
Number of Units Outstanding	16,245	16,868	17,940	19,170	19,153	20,824	25,441	24,169	23,286	19,387
Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31
	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Accumulation Unit Value	$1.184	$1.079	$1.091	$0.981	$0.811	$1.027
Number of Units Outstanding	11,730	10,483	7,601	6,226	3,856	1,308
Balanced Strategy Division(b)
Accumulation Unit Value	$1.098	$0.985	$1.021	$0.907	$0.732	$1.019
Number of Units Outstanding	20,505	19,805	16,825	14,345	10,785	3,903
Growth Strategy Division(b)
Accumulation Unit Value	$1.006	$0.892	$0.948	$0.834	$0.657	$1.013
Number of Units Outstanding	8,440	7,816	8,391	7,221	5,603	3,684
Equity Growth Strategy Division(b)
Accumulation Unit Value	$0.913	$0.799	$0.863	$0.759	$0.587	$1.004
Number of Units Outstanding	2,685	3,243	3,625	4,872	4,795	3,034
(b) The initial investment was made on April 30, 2007.

Account B Prospectus	51

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981

Northwestern Mutual Series Fund, Inc.

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Growth Stock Division
Accumulation Unit Value	$ 3.199	$ 2.854	$ 2.913	$ 2.612	$ 1.918	$ 3.161	$ 2.917	$ 2.682	$ 2.509	$ 2.369
Number of Units Outstanding	220	242	267	280	307	327	365	455	484	595
Focused Appreciation Division(c)
Accumulation Unit Value	$ 2.190	$ 1.837	$ 1.971	$ 1.816	$ 1.284	$ 2.157	$ 1.713	$ 1.646	$ 1.417	$ 1.193
Number of Units Outstanding	141	135	161	217	304	250	101	43	13	8
Large Cap Core Stock Division
Accumulation Unit Value	$ 2.539	$ 2.292	$ 2.337	$ 2.085	$ 1.625	$ 2.672	$ 2.467	$ 2.229	$ 2.071	$ 1.929
Number of Units Outstanding	165	167	190	198	274	303	262	374	468	409
Large Cap Blend Division(b)
Accumulation Unit Value	$ 0.877	$ 0.767	$ 0.791	$ 0.697	$ 0.552	$ 0.930	—	—	—	—
Number of Units Outstanding	31	30	30	35	18	5	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value	$ 5.739	$ 4.995	$ 4.936	$ 4.329	$ 3.450	$ 5.513	$ 5.269	$ 4.591	$ 4.417	$ 4.020
Number of Units Outstanding	2,507	3,257	3,506	3,873	4,074	4,544	5,337	6,058	6,906	7,432
Large Company Value Division(b)
Accumulation Unit Value	$ 0.895	$ 0.775	$ 0.769	$ 0.698	$ 0.583	$ 0.936	—	—	—	—
Number of Units Outstanding	31	43	32	14	31	25	—	—	—	—
Domestic Equity Division
Accumulation Unit Value	$ 1.380	$ 1.216	$ 1.215	$ 1.068	$ 0.830	$ 1.360	$ 1.463	$ 1.265	$ 1.179	$ 1.017
Number of Units Outstanding	177	263	251	257	300	404	595	372	338	293
Equity Income Division(c)
Accumulation Unit Value	$ 1.819	$ 1.563	$ 1.589	$ 1.388	$ 1.123	$ 1.762	$ 1.720	$ 1.454	$ 1.406	$ 1.230
Number of Units Outstanding	194	225	162	146	144	208	205	277	278	67
Mid Cap Growth Stock Division
Accumulation Unit Value	$ 6.780	$ 6.101	$ 6.552	$ 5.330	$ 4.065	$ 6.835	$ 5.706	$ 5.506	$ 5.227	$ 4.611
Number of Units Outstanding	191	203	252	281	321	360	421	569	671	742
Index 400 Stock Division
Accumulation Unit Value	$ 2.701	$ 2.313	$ 2.376	$ 1.896	$ 1.394	$ 2.204	$ 2.058	$ 1.884	$ 1.689	$ 1.464
Number of Units Outstanding	115	195	230	242	318	405	443	571	512	470
Mid Cap Value Division(c)
Accumulation Unit Value	$ 1.970	$ 1.703	$ 1.726	$ 1.450	$ 1.185	$ 1.839	$ 1.856	$ 1.633	$ 1.561	$ 1.325
Number of Units Outstanding	93	88	92	95	134	115	73	67	37	25
Small Cap Growth Stock Division
Accumulation Unit Value	$ 2.851	$ 2.624	$ 2.719	$ 2.177	$ 1.672	$ 3.001	$ 2.760	$ 2.607	$ 2.362	$ 2.003
Number of Units Outstanding	148	171	197	167	146	200	296	271	288	262
Index 600 Stock Division(b)
Accumulation Unit Value	$ 1.141	$ 0.993	$ 0.991	$ 0.793	$ 0.638	$ 0.936	—	—	—	—
Number of Units Outstanding	70	92	68	47	6	4	—	—	—	—
Small Cap Value Division
Accumulation Unit Value	$ 2.372	$ 2.055	$ 2.099	$ 1.734	$ 1.363	$ 1.911	$ 1.941	$ 1.678	$ 1.577	$ 1.275
Number of Units Outstanding	227	269	271	251	265	317	299	236	282	316
International Growth Division
Accumulation Unit Value	$ 1.573	$ 1.343	$ 1.558	$ 1.348	$ 1.103	$ 2.065	$ 1.848	$ 1.532	$ 1.308	$ 1.084
Number of Units Outstanding	171	184	238	233	256	393	286	122	172	76
Research International Core Division(b)
Accumulation Unit Value	$ 0.882	$ 0.761	$ 0.857	$ 0.777	$ 0.599	$ 1.050	—	—	—	—
Number of Units Outstanding	86	89	52	68	48	16	—	—	—	—
International Equity Division
Accumulation Unit Value	$ 3.862	$ 3.202	$ 3.588	$ 3.358	$ 2.541	$ 4.555	$ 3.887	$ 2.992	$ 2.703	$ 2.282
Number of Units Outstanding	444	482	680	851	865	970	1,024	975	1,041	1,035
Emerging Markets Equity Division(b)
Accumulation Unit Value	$ 1.090	$ 0.924	$ 1.144	$ 0.929	$ 0.552	$ 1.241	—	—	—	—
Number of Units Outstanding	168	166	216	112	71	102	—	—	—	—
Money Market Division
Accumulation Unit Value	$ 3.427	$ 3.448	$ 3.469	$ 3.485	$ 3.484	$ 3.416	$ 3.269	$ 3.141	$ 3.073	$ 3.052
Number of Units Outstanding	227	299	211	391	458	313	264	316	400	417
Short-Term Bond Division(b)
Accumulation Unit Value	$ 1.157	$ 1.143	$ 1.145	$ 1.113	$ 1.046	$ 1.026	—	—	—	—
Number of Units Outstanding	67	94	118	68	2	—	—	—	—	—
Select Bond Division
Accumulation Unit Value	$15.986	$15.345	$14.427	$13.637	$12.562	$12.257	$11.608	$11.273	$11.111	$10.688
Number of Units Outstanding	351	427	429	450	458	427	454	503	540	609
(b) The initial investment was made on April 30, 2007.

(c) The initial investment was made on May 1, 2003.

52	Account B Prospectus

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Long-Term U.S. Government Bond Division(b)
Accumulation Unit Value	$ 1.713	$ 1.664	$ 1.300	$1.184	$1.283	$ 1.070	—	—	—	—
Number of Units Outstanding	96	78	49	32	31	—	—	—	—	—
Inflation Protection Division(b)
Accumulation Unit Value	$ 1.409	$ 1.322	$ 1.190	$1.136	$1.040	$ 1.063	—	—	—	—
Number of Units Outstanding	183	186	64	75	71	22	—	—	—	—
High Yield Bond Division
Accumulation Unit Value	$ 3.571	$ 3.159	$ 3.043	$2.677	$1.855	$ 2.376	$ 2.338	$2.146	$2.132	$1.905
Number of Units Outstanding	113	140	139	144	147	169	158	127	133	130
Multi-Sector Bond Division(b)
Accumulation Unit Value	$ 1.504	$ 1.319	$ 1.266	$1.126	$0.930	$ 1.006	—	—	—	—
Number of Units Outstanding	129	92	60	16	35	23	—	—	—	—
Commodities Return Strategy Division(a)
Accumulation Unit Value	$ 7.782	$ 8.030	—	—	—	—	—	—	—	—
Number of Units Outstanding	6	3	—	—	—	—	—	—	—	—
Balanced Division
Accumulation Unit Value	$12.062	$11.079	$10.932	$9.838	$8.162	$10.642	$10.101	$9.217	$8.963	$8.370
Number of Units Outstanding	1,529	1,591	1,850	1,953	2,140	2,352	2,584	2,894	3,202	3,377
Asset Allocation Division
Accumulation Unit Value	$ 1.533	$ 1.391	$ 1.403	$1.251	$0.992	$ 1.430	$ 1.317	$1.207	$1.137	$1.041
Number of Units Outstanding	349	355	320	352	440	348	472	615	295	287
(a) The initial investment was made on April 30, 2011.

(b) The initial investment was made on April 30, 2007.
Fidelity® Variable Insurance Products
	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
VIP Mid Cap Division(c)
Accumulation Unit Value	$ 2.766	$ 2.432	$ 2.749	$2.154	$1.553	$ 2.591	$ 2.263	$2.029	$1.732	$1.400
Number of Units Outstanding	209	223	211	172	174	226	208	110	108	69
VIP Contrafund® Division(b)
Accumulation Unit Value	$ 1.098	$ 0.953	$ 0.987	$0.851	$0.633	$ 1.112	—	—	—	—
Number of Units Outstanding	198	180	192	113	58	93	—	—	—	—
(b) The initial investment was made on April 30, 2007.

(c) The initial investment was made on May 1, 2003.
Neuberger Berman Advisers Management Trust
	December 31
	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Accumulation Unit Value	$ 1.027	$ 0.932	$ 0.969	$0.795	$0.609	$ 1.014
Number of Units Outstanding	40	41	27	28	19	3
(b) The initial investment was made on April 30, 2007.

Account B Prospectus	53

Accumulation Unit Values

Contracts Issued Prior to December 17, 1981 (continued)

Russell Investment Funds

	December 31
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Multi-Style Equity Division
Accumulation Unit Value	$1.099	$0.957	$0.979	$0.847	$0.650	$1.101	$1.005	$0.898	$0.844	$0.774
Number of Units Outstanding	271	423	482	541	553	542	569	270	283	321
Aggressive Equity Division
Accumulation Unit Value	$1.723	$1.499	$1.576	$1.272	$0.975	$1.721	$1.677	$1.472	$1.394	$1.224
Number of Units Outstanding	190	198	237	216	223	186	211	95	101	122
Non-U.S. Division
Accumulation Unit Value	$1.379	$1.160	$1.341	$1.213	$0.966	$1.690	$1.546	$1.260	$1.117	$0.951
Number of Units Outstanding	187	244	308	266	274	239	266	127	96	112
Core Bond Division
Accumulation Unit Value	$2.022	$1.880	$1.809	$1.657	$1.442	$1.506	$1.415	$1.374	$1.357	$1.307
Number of Units Outstanding	177	211	223	233	208	222	178	81	38	6
Global Real Estate Securities Division
Accumulation Unit Value	$3.390	$2.677	$2.902	$2.379	$1.859	$2.958	$3.542	$2.627	$2.343	$1.750
Number of Units Outstanding	1,026	178	185	191	244	293	380	290	307	235
Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31
	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Accumulation Unit Value	$1.218	$1.105	$1.112	$0.994	$0.818	$1.030
Number of Units Outstanding	105	65	—	—	—	—
Balanced Strategy Division(b)
Accumulation Unit Value	$1.130	$1.008	$1.040	$0.919	$0.738	$1.022
Number of Units Outstanding	1	1	1	300	300	—
Growth Strategy Division(b)
Accumulation Unit Value	$1.035	$0.913	$0.966	$0.846	$0.663	$1.016
Number of Units Outstanding	—	—	—	—	—	—
Equity Growth Strategy Division(b)
Accumulation Unit Value	$0.939	$0.818	$0.879	$0.769	$0.592	$1.007
Number of Units Outstanding	4	7	7	7	2	2
(b) The initial investment was made on April 30, 2007.

54	Account B Prospectus

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2013

FLEXIBLE PAYMENT VARIABLE ANNUITY

An individual flexible payment Variable Annuity Contract (the “Contract”) for:

Individual Retirement Annuities (“IRAs”)	457 Deferred Compensation Plan Annuities
Roth IRAs	Tax Deferred Annuities
Simple IRAs	Non-Transferable Annuities
Simplified Employee Pension Plan IRAs	Non-Tax Qualified Annuities

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account B

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Investment Products and Services Department, Room W07SW, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888-455-2232, or visiting the website www.northwesternmutual.com.

DISTRIBUTION OF THE CONTRACTS

The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

NMIS is the principal underwriter of the Contracts for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers. We also paid additional amounts to NMIS in reimbursement for other expenses related to the distribution of variable annuity contracts.

Year	Amount
2012	$72,545,973
2011	$64,691,073
2010	$56,488,593

NMIS also provides certain services related to the administration of certain payment plans under the Policies. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services under an administrative services contract with us.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Payment Plans,” including “Description of Payment Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; “Net Investment Factor”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with Projection Scale G and age adjustment.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual. The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000

(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000

(3)	Cash Value of Contract at maturity, (1) X (2)	$50,000

(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$5.35

(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$267.50

(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000

(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	178.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of 178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 178.33 multiplied by $1.501000, or $267.68.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 X $1.499000, or $267.32.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

VALUATION OF ASSETS OF THE ACCOUNT

The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract purchased as a tax-deferred annuity pursuant to Section 403(b) of the Internal Revenue Code of 1954, as amended (the “Code”) cannot be changed and the Contract cannot be sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual. Similar restrictions are applicable to Contracts purchased in exchange transactions by persons who have received fixed dollar policies as distributions of termination benefits from tax-qualified corporate or HR-10 plans or trusts. Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.

EXPERTS

The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the consolidated financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2012

NML Variable Annuity Account B

Financial Statements

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2012

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$232,424	$273,145	$181,855	$50,576	$855,725
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	4	1	4	-	10

Total Assets	232,428	273,146	181,859	50,576	855,735

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	454	225	159	25	1,342

Total Liabilities	454	225	159	25	1,342

Total Net Assets	$231,974	$272,921	$181,700	$50,551	$854,393

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$704	$310	$419	$27	$14,389
Annuity Reserves	-	-	33	-	1,167
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	54,878	26,207	46,139	5,266	242,851
Annuity Reserves	518	89	793	37	2,620
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	21,930	7,540	14,784	1,429	58,633
Annuity Reserves	243	143	415	-	1,000
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	64,307	21,248	52,535	4,091	179,292
Annuity Reserves	236	59	468	18	838
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	34,208	112,373	24,242	19,245	129,966
Annuity Reserves	286	632	205	191	764
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	18,877	16,779	12,127	3,003	60,341
Class B Accumulation Units (8)	34,439	86,326	28,428	17,218	156,478
Annuity Reserves	209	423	164	26	612
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	1,139	792	948	-	5,442
Annuity Reserves	-	-	-	-	-

Total Net Assets	$231,974	$272,921	$181,700	$50,551	$854,393

(1) Investments, at cost	$196,318	$232,355	$169,277	$42,599	$785,724
Mutual Fund Shares Held	99,072	130,566	135,916	61,008	301,417
(2) Accumulation Unit Value	$3.198682	$2.189963	$2.538996	$0.877369	$5.738910
Units Outstanding	220	141	165	31	2,507
(3) Accumulation Unit Value	$2.913433	$2.086517	$2.312529	$0.852786	$5.138895
Units Outstanding	18,836	12,560	19,952	6,175	47,257
(4) Accumulation Unit Value	$3.128905	$2.264670	$2.482764	$0.894842	$3.648758
Units Outstanding	7,009	3,329	5,954	1,596	16,069
(5) Accumulation Unit Value	$2.913433	$2.086517	$2.312529	$0.852786	$5.138895
Units Outstanding	22,073	10,183	22,718	4,798	34,889
(6) Accumulation Unit Value	$1.007281	$2.243150	$0.966177	$0.889841	$1.127022
Units Outstanding	33,961	50,096	25,091	21,627	115,318
(7) Accumulation Unit Value	$1.007281	$2.243150	$0.966177	$0.889841	$1.127022
Units Outstanding	18,741	7,480	12,551	3,375	53,540
(8) Accumulation Unit Value	$2.913433	$2.086517	$2.312529	$0.852786	$5.138895
Units Outstanding	11,821	41,373	12,293	20,190	30,450
(9) Accumulation Unit Value	$1.046126	$2.275895	$1.044453	$0.897418	$1.180763
Units Outstanding	1,089	348	908	-	4,609

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2012

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$55,878	$246,738	$291,416	$421,947	$247,910
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	13	58	52	5	61

Total Assets	55,891	246,796	291,468	421,952	247,971

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	15	319	242	441	88

Total Liabilities	15	319	242	441	88

Total Net Assets	$55,876	$246,477	$291,226	$421,511	$247,883

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$28	$245	$353	$1,296	$310
Annuity Reserves	-	-	-	97	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	6,768	35,516	33,022	192,900	48,727
Annuity Reserves	7	728	420	1,586	420
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	1,075	11,404	9,126	31,321	14,351
Annuity Reserves	13	204	232	247	197
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	4,405	26,046	19,829	110,318	38,493
Annuity Reserves	20	65	150	266	231
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	19,591	81,193	115,215	26,412	50,826
Annuity Reserves	108	2,028	2,318	221	690
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	3,070	23,178	16,707	20,669	32,348
Class B Accumulation Units (8)	20,421	61,835	88,383	35,185	57,857
Annuity Reserves	28	274	607	196	346
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	342	3,761	4,864	797	3,087
Annuity Reserves	-	-	-	-	-

Total Net Assets	$55,876	$246,477	$291,226	$421,511	$247,883

(1) Investments, at cost	$47,440	$251,695	$266,012	$440,695	$229,856
Mutual Fund Shares Held	66,600	252,547	216,988	129,352	166,049
(2) Accumulation Unit Value	$0.895415	$1.380495	$1.818536	$6.780188	$2.701134
Units Outstanding	31	177	194	191	115
(3) Accumulation Unit Value	$0.870270	$1.303845	$1.732638	$6.070876	$2.522447
Units Outstanding	7,777	27,238	19,058	31,775	19,317
(4) Accumulation Unit Value	$0.913237	$1.436337	$1.880557	$3.324237	$2.832360
Units Outstanding	1,180	7,939	4,853	9,422	5,067
(5) Accumulation Unit Value	$0.870270	$1.303845	$1.732638	$6.070876	$2.522447
Units Outstanding	5,062	19,977	11,444	18,172	15,260
(6) Accumulation Unit Value	$0.908112	$1.420260	$1.862742	$1.052482	$2.206463
Units Outstanding	21,573	57,168	61,852	25,095	23,035
(7) Accumulation Unit Value	$0.908112	$1.420260	$1.862742	$1.052482	$2.206463
Units Outstanding	3,380	16,320	8,969	19,638	14,660
(8) Accumulation Unit Value	$0.870270	$1.303845	$1.732638	$6.070876	$2.522447
Units Outstanding	23,465	47,425	51,010	5,796	22,937
(9) Accumulation Unit Value	$0.915883	$1.444779	$1.889919	$1.091338	$2.312315
Units Outstanding	374	2,603	2,574	730	1,335

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2012

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$114,564	$178,061	$40,234	$249,466	$228,538
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	1	1	-	1	-

Total Assets	114,565	178,062	40,234	249,467	228,538

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	73	-	1
Due to Participants	76	393	149	199	169

Total Liabilities	76	393	222	199	170

Total Net Assets	$114,489	$177,669	$40,012	$249,268	$228,368

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$182	$421	$80	$538	$269
Annuity Reserves	-	151	-	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	13,880	31,170	5,201	35,514	24,775
Annuity Reserves	119	487	84	215	149
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	3,806	10,751	1,469	9,153	6,517
Annuity Reserves	51	41	30	61	115
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	9,746	29,593	3,380	23,710	20,800
Annuity Reserves	38	105	25	130	81
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	43,375	39,729	13,750	82,803	81,943
Annuity Reserves	325	563	81	973	1,281
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	6,885	20,269	3,706	22,171	18,657
Class B Accumulation Units (8)	34,478	43,517	11,618	72,292	71,750
Annuity Reserves	181	210	36	311	247
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	1,423	662	552	1,397	1,784
Annuity Reserves	-	-	-	-	-

Total Net Assets	$114,489	$177,669	$40,012	$249,268	$228,368

(1) Investments, at cost	$105,603	$179,971	$36,134	$212,205	$249,248
Mutual Fund Shares Held	87,923	94,612	39,957	131,922	189,187
(2) Accumulation Unit Value	$1.970046	$2.850859	$1.140789	$2.372251	$1.572662
Units Outstanding	93	148	70	227	171
(3) Accumulation Unit Value	$1.876997	$2.662270	$1.108809	$2.240441	$1.485329
Units Outstanding	7,395	11,708	4,691	15,851	16,680
(4) Accumulation Unit Value	$2.037261	$2.989457	$1.163491	$2.468083	$1.636230
Units Outstanding	1,868	3,596	1,263	3,709	3,983
(5) Accumulation Unit Value	$1.876997	$2.662270	$1.108809	$2.240441	$1.485329
Units Outstanding	5,192	11,116	3,049	10,583	14,003
(6) Accumulation Unit Value	$2.017948	$1.354293	$1.157015	$2.440420	$1.617921
Units Outstanding	21,495	29,335	11,884	33,930	50,647
(7) Accumulation Unit Value	$2.017948	$1.354293	$1.157015	$2.440420	$1.617921
Units Outstanding	3,412	14,966	3,203	9,085	11,531
(8) Accumulation Unit Value	$1.876997	$2.662270	$1.108809	$2.240441	$1.485329
Units Outstanding	18,369	16,346	10,478	32,267	48,306
(9) Accumulation Unit Value	$2.047361	$1.342607	$1.166903	$2.482527	$1.645820
Units Outstanding	695	493	473	563	1,084

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2012

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$115,322	$865,863	$204,717	$283,530	$118,365
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	1	-	2	-	-

Total Assets	115,323	865,863	204,719	283,530	118,365

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	5	-	87	-
Due to Participants	81	752	94	199	120

Total Liabilities	81	757	94	286	120

Total Net Assets	$115,242	$865,106	$204,625	$283,244	$118,245

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$76	$1,717	$184	$778	$78
Annuity Reserves	-	182	-	7	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	8,057	200,531	20,004	74,898	12,754
Annuity Reserves	30	2,200	69	476	31
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	2,518	42,712	5,300	19,475	4,073
Annuity Reserves	36	543	57	38	9
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	4,982	121,153	12,758	36,740	8,047
Annuity Reserves	14	475	35	98	28
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	54,703	237,947	85,674	65,119	46,874
Annuity Reserves	529	2,910	611	162	290
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	4,259	54,233	9,879	21,407	6,694
Class B Accumulation Units (8)	37,711	192,916	63,457	60,918	36,300
Annuity Reserves	289	836	344	181	440
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	2,038	6,751	6,253	2,947	2,627
Annuity Reserves	-	-	-	-	-

Total Net Assets	$115,242	$865,106	$204,625	$283,244	$118,245

(1) Investments, at cost	$106,013	$826,192	$183,472	$283,528	$119,661
Mutual Fund Shares Held	138,776	482,644	193,495	283,528	115,365
(2) Accumulation Unit Value	$0.882218	$3.861829	$1.089596	$3.426892	$1.157327
Units Outstanding	86	444	168	227	67
(3) Accumulation Unit Value	$0.857448	$3.499875	$1.059049	$2.934503	$1.124968
Units Outstanding	9,397	57,297	18,889	25,523	11,337
(4) Accumulation Unit Value	$0.899759	$3.340645	$1.111299	$1.631634	$1.180376
Units Outstanding	2,799	12,785	4,769	11,936	3,450
(5) Accumulation Unit Value	$0.857448	$3.499875	$1.059049	$2.934503	$1.124968
Units Outstanding	5,811	34,616	12,046	12,519	7,153
(6) Accumulation Unit Value	$0.894738	$1.693484	$1.105053	$1.263026	$1.173780
Units Outstanding	61,138	140,507	77,529	51,558	39,934
(7) Accumulation Unit Value	$0.894738	$1.693484	$1.105053	$1.263026	$1.173780
Units Outstanding	4,760	32,025	8,940	16,949	5,703
(8) Accumulation Unit Value	$0.857448	$3.499875	$1.059049	$2.934503	$1.124968
Units Outstanding	43,981	55,121	59,919	20,755	32,268
(9) Accumulation Unit Value	$0.902416	$1.691434	$1.114526	$1.269494	$1.183872
Units Outstanding	2,258	3,991	5,611	2,321	2,219

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2012

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Bond Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$1,330,417	$96,050	$217,635	$326,352	$314,673
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	9	-	47	1	-

Total Assets	1,330,426	96,050	217,682	326,353	314,673

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	2,388	275	127	424	204

Total Liabilities	2,388	275	127	424	204

Total Net Assets	$1,328,038	$95,775	$217,555	$325,929	$314,469

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$5,619	$164	$258	$407	$194
Annuity Reserves	149	-	-	216	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	204,177	13,888	24,851	48,642	28,683
Annuity Reserves	2,752	45	151	565	73
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	53,559	2,917	6,437	17,576	8,430
Annuity Reserves	1,179	-	98	233	240
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	125,439	9,308	14,411	44,625	19,519
Annuity Reserves	1,047	39	101	223	98
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	449,830	31,100	78,224	100,297	127,905
Annuity Reserves	8,481	342	780	1,514	1,309
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	105,743	6,586	13,978	24,712	18,857
Class B Accumulation Units (8)	335,623	30,324	64,436	81,282	101,391
Annuity Reserves	3,974	194	607	742	1,057
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	30,466	868	13,223	4,895	6,713
Annuity Reserves	-	-	-	-	-

Total Net Assets	$1,328,038	$95,775	$217,555	$325,929	$314,469

(1) Investments, at cost	$1,271,011	$99,705	$200,184	$301,407	$285,909
Mutual Fund Shares Held	1,020,258	89,935	178,535	434,557	274,825
(2) Accumulation Unit Value	$15.985575	$1.713093	$1.408946	$3.571349	$1.504475
Units Outstanding	351	96	183	113	129
(3) Accumulation Unit Value	$13.686525	$1.665149	$1.369504	$3.252907	$1.462316
Units Outstanding	14,918	8,341	18,146	14,954	19,615
(4) Accumulation Unit Value	$2.907486	$1.747205	$1.437011	$3.544193	$1.534386
Units Outstanding	18,421	1,670	4,480	4,959	5,494
(5) Accumulation Unit Value	$13.686525	$1.665149	$1.369504	$3.252907	$1.462316
Units Outstanding	9,165	5,590	10,523	13,718	13,348
(6) Accumulation Unit Value	$2.121473	$1.737436	$1.428986	$2.394362	$1.525837
Units Outstanding	212,037	17,900	54,741	41,889	83,826
(7) Accumulation Unit Value	$2.121473	$1.737436	$1.428986	$2.394362	$1.525837
Units Outstanding	49,844	3,791	9,781	10,321	12,359
(8) Accumulation Unit Value	$13.686525	$1.665149	$1.369504	$3.252907	$1.462316
Units Outstanding	24,522	18,211	47,050	24,988	69,336
(9) Accumulation Unit Value	$2.138973	$1.752298	$1.441191	$2.438069	$1.538856
Units Outstanding	14,243	495	9,175	2,008	4,362

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2012

(in thousands, except accumulation unit values)

	Commodities Return Strategy Division	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$89,507	$1,785,490	$188,543	$ -	$ -
Fidelity Variable Insurance Products	-	-	-	308,748	228,004
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	4	1	2	1

Total Assets	89,507	1,785,494	188,544	308,750	228,005

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	24	6,856	81	244	92

Total Liabilities	24	6,856	81	244	92

Total Net Assets	$89,483	$1,778,638	$188,463	$308,506	$227,913

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$43	$18,448	$535	$577	$218
Annuity Reserves	-	842	-	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	6,628	976,731	40,656	35,511	19,535
Annuity Reserves	11	19,317	1,491	205	63
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	2,141	70,091	6,237	10,166	5,355
Annuity Reserves	-	3,297	338	83	112
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	3,718	230,645	25,288	26,805	13,795
Annuity Reserves	11	3,820	552	333	302
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	41,379	160,730	37,412	115,062	97,941
Annuity Reserves	265	12,281	2,005	1,048	1,249
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	3,518	105,767	25,152	21,812	10,671
Class B Accumulation Units (8)	28,228	170,238	47,113	93,755	73,497
Annuity Reserves	215	5,598	1,217	410	301
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	3,326	833	347	2,739	4,874
Annuity Reserves	-	-	120	-	-

Total Net Assets	$89,483	$1,778,638	$188,463	$308,506	$227,913

(1) Investments, at cost	$94,886	$1,773,455	$176,523	$302,041	$193,997
Mutual Fund Shares Held	113,587	1,184,797	166,557	10,298	8,769
(2) Accumulation Unit Value	$7.782095	$12.062492	$1.533133	$2.765745	$1.098149
Units Outstanding	6	1,529	349	209	198
(3) Accumulation Unit Value	$7.717102	$10.330577	$1.448020	$2.635062	$1.067369
Units Outstanding	859	94,548	28,077	13,476	18,302
(4) Accumulation Unit Value	$7.827501	$3.268647	$1.595109	$2.860076	$1.119986
Units Outstanding	273	21,444	3,910	3,554	4,781
(5) Accumulation Unit Value	$7.717102	$10.330577	$1.448020	$2.635062	$1.067369
Units Outstanding	482	22,326	17,464	10,172	12,924
(6) Accumulation Unit Value	$7.814572	$1.492725	$1.577280	$2.832940	$1.113762
Units Outstanding	5,295	107,675	23,719	40,616	87,937
(7) Accumulation Unit Value	$7.814572	$1.492725	$1.577280	$2.832940	$1.113762
Units Outstanding	450	70,855	15,946	7,699	9,581
(8) Accumulation Unit Value	$7.717102	$10.330577	$1.448020	$2.635062	$1.067369
Units Outstanding	3,658	16,479	32,536	35,580	68,858
(9) Accumulation Unit Value	$7.834206	$1.531157	$1.604510	$2.874224	$1.123286
Units Outstanding	425	544	216	953	4,339

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2012

(in thousands, except accumulation unit values)

	Neuberger Berman AMT Socially Responsive Division	Russell Multi- Style Equity Division	Russell Aggressive Equity Division	Russell Non- U.S. Division	Russell Core Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$ -	$ -	$ -	$ -	$ -
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	85,927	-	-	-	-
Russell Investment Funds	-	145,842	65,867	150,615	383,577
Due from Northwestern Mutual Life Insurance Company	1	2	12	26	-

Total Assets	85,928	145,844	65,879	150,641	383,577

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	65	126	18	72	418

Total Liabilities	65	126	18	72	418

Total Net Assets	$85,863	$145,718	$65,861	$150,569	$383,159

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$41	$298	$327	$258	$357
Annuity Reserves	-	-	-	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	5,730	16,648	10,751	19,355	36,143
Annuity Reserves	13	145	109	124	322
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	1,800	8,464	4,034	8,143	12,367
Annuity Reserves	3	69	18	15	114
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	4,031	17,599	9,240	15,838	27,074
Annuity Reserves	12	116	39	68	240
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	40,961	43,337	17,435	48,476	145,933
Annuity Reserves	194	724	226	271	1,252
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	2,649	17,761	6,974	14,112	32,910
Class B Accumulation Units (8)	29,642	35,205	15,413	37,909	117,621
Annuity Reserves	163	709	382	458	2,003
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	624	4,596	905	5,527	6,778
Annuity Reserves	-	47	8	15	45

Total Net Assets	$85,863	$145,718	$65,861	$150,569	$383,159

(1) Investments, at cost	$79,052	$127,884	$59,851	$167,338	$369,320
Mutual Fund Shares Held	5,408	9,627	5,059	14,609	35,484
(2) Accumulation Unit Value	$1.026870	$1.098725	$1.723105	$1.379056	$2.022291
Units Outstanding	40	271	190	187	177
(3) Accumulation Unit Value	$0.998110	$1.026015	$1.609096	$1.287831	$1.888622
Units Outstanding	5,741	16,226	6,681	15,029	19,137
(4) Accumulation Unit Value	$1.047358	$1.152089	$1.806823	$1.446069	$2.120573
Units Outstanding	1,718	7,346	2,232	5,631	5,832
(5) Accumulation Unit Value	$0.998110	$1.026015	$1.609096	$1.287831	$1.888622
Units Outstanding	4,039	17,153	5,742	12,298	14,335
(6) Accumulation Unit Value	$1.041467	$1.068589	$1.518007	$1.141179	$2.079005
Units Outstanding	39,330	40,556	11,485	42,479	70,194
(7) Accumulation Unit Value	$1.041467	$1.068589	$1.518007	$1.141179	$2.079005
Units Outstanding	2,544	16,621	4,594	12,366	15,830
(8) Accumulation Unit Value	$0.998110	$1.026015	$1.609096	$1.287831	$1.888622
Units Outstanding	29,698	34,313	9,579	29,436	62,279
(9) Accumulation Unit Value	$1.050381	$1.132202	$1.592979	$1.223636	$2.085924
Units Outstanding	594	4,059	568	4,517	3,250

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Assets and Liabilities

December 31, 2012

(in thousands, except accumulation unit values)

	Russell Global Real Estate Securities Division	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$ -	$ -	$ -	$ -	$ -
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	403,619	89,639	237,147	131,231	32,799
Due from Northwestern Mutual Life Insurance Company	14	1	-	5	-

Total Assets	403,633	89,640	237,147	131,236	32,799

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	3	-	4
Due to Participants	231	210	243	55	-

Total Liabilities	231	210	246	55	4

Total Net Assets	$403,402	$89,430	$236,901	$131,181	$32,795

Net Assets:
Variable Annuity Contracts Issued:
Prior to December 17, 1981
Accumulation Units (2)	$3,478	$128	$1	$ -	$4
Annuity Reserves	-	-	-	-	-
After December 16, 1981 and Prior to March 31, 1995
Accumulation Units (3)	51,422	13,883	22,519	8,493	2,450
Annuity Reserves	431	563	139	-	-
On or After March 31, 1995 and Prior to March 31, 2000 – Front Load Version
Accumulation Units (4)	14,940	2,621	7,241	1,360	1,247
Annuity Reserves	307	-	-	-	157
On or After March 31, 1995 and Prior to March 31, 2000 – Back Load Version
Accumulation Units (5)	36,953	6,709	13,890	6,885	2,108
Annuity Reserves	218	27	55	-	-
On or After March 31, 2000 – Front Load Version
Accumulation Units (6)	135,974	29,614	95,939	58,123	13,814
Annuity Reserves	1,260	737	2,849	563	302
On or After March 31, 2000 – Back Load Version
Class A Accumulation Units (7)	35,947	6,554	9,846	4,367	1,589
Class B Accumulation Units (8)	115,402	27,945	83,123	51,338	11,124
Annuity Reserves	815	492	1,175	52	-
On or After June 30, 2000 – Fee Based Version
Accumulation Units (9)	6,247	157	124	-	-
Annuity Reserves	8	-	-	-	-

Total Net Assets	$403,402	$89,430	$236,901	$131,181	$32,795

(1) Investments, at cost	$384,136	$85,227	$212,812	$117,628	$29,536
Mutual Fund Shares Held	26,260	8,875	24,832	14,630	3,995
(2) Accumulation Unit Value	$3.389655	$1.217716	$1.129881	$1.035263	$0.939105
Units Outstanding	1,026	105	1	-	4
(3) Accumulation Unit Value	$3.165381	$1.183568	$1.098181	$1.006249	$0.912766
Units Outstanding	16,245	11,730	20,505	8,440	2,685
(4) Accumulation Unit Value	$3.554330	$1.241939	$1.152354	$1.055909	$0.957826
Units Outstanding	4,203	2,110	6,283	1,288	1,302
(5) Accumulation Unit Value	$3.165381	$1.183568	$1.098181	$1.006249	$0.912766
Units Outstanding	11,674	5,668	12,648	6,843	2,310
(6) Accumulation Unit Value	$3.718411	$1.234989	$1.145939	$1.049977	$0.952480
Units Outstanding	36,568	23,979	83,721	55,356	14,504
(7) Accumulation Unit Value	$3.718411	$1.234989	$1.145939	$1.049977	$0.952480
Units Outstanding	9,667	5,307	8,592	4,159	1,668
(8) Accumulation Unit Value	$3.165381	$1.183568	$1.098181	$1.006249	$0.912766
Units Outstanding	36,458	23,611	75,692	51,019	12,187
(9) Accumulation Unit Value	$3.464090	$1.245535	$1.155731	$1.058967	$0.960618
Units Outstanding	1,803	126	107	-	-

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2012

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$1,381	$699	$2,271	$474	$15,010
Expenses:
Mortality and expense risk charges	2,425	2,175	1,960	437	8,697

Net investment income (loss)	(1,044)	(1,476)	311	37	6,313

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5,702	2,340	(359)	726	9,778
Realized gain distributions	-	-	-	2,026	15,367

Realized gains (losses)	5,702	2,340	(359)	2,752	25,145

Change in unrealized appreciation/ depreciation of investments during the period	22,340	39,112	19,042	3,603	83,229

Net increase (decrease) in net assets resulting from operations	$26,998	$39,976	$18,994	$6,392	$114,687

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$1,038	$5,351	$4,024	$537	$2,207
Expenses:
Mortality and expense risk charges	479	2,161	2,222	4,823	2,295

Net investment income (loss)	559	3,190	1,802	(4,286)	(88)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,761	(6,942)	(1,191)	(14,126)	1,504
Realized gain distributions	-	-	-	-	10,518

Realized gains (losses)	1,761	(6,942)	(1,191)	(14,126)	12,022

Change in unrealized appreciation/ depreciation of investments during the period	4,825	34,570	36,269	62,999	24,894

Net increase (decrease) in net assets resulting from operations	$7,145	$30,818	$36,880	$44,587	$36,828

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2012

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$1,386	$ -	$964	$887	$2,790
Expenses:
Mortality and expense risk charges	876	1,756	327	2,117	1,805

Net investment income (loss)	510	(1,756)	637	(1,230)	985

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(905)	(6,798)	1,897	2,557	(4,399)
Realized gain distributions	-	-	937	2,726	-

Realized gains (losses)	(905)	(6,798)	2,834	5,283	(4,399)

Change in unrealized appreciation/ depreciation of investments during the period	14,299	23,824	1,190	28,979	35,407

Net increase (decrease) in net assets resulting from operations	$13,904	$15,270	$4,661	$33,032	$31,993

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Income:
Dividend income	$1,439	$20,979	$246	$409	$1,445
Expenses:
Mortality and expense risk charges	698	7,539	1,399	2,701	873

Net investment income (loss)	741	13,440	(1,153)	(2,292)	572

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(11)	7,794	1,085	-	4
Realized gain distributions	-	-	74	-	-

Realized gains (losses)	(11)	7,794	1,159	-	4

Change in unrealized appreciation/ depreciation of investments during the period	12,003	128,028	26,198	-	561

Net increase (decrease) in net assets resulting from operations	$12,733	$149,262	$26,204	$(2,292)	$1,137

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2012

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Bond Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$34,060	$1,788	$4,817	$18,660	$1,121
Expenses:
Mortality and expense risk charges	11,045	842	1,601	2,685	2,199

Net investment income (loss)	23,015	946	3,216	15,975	(1,078)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,866	267	1,233	1,498	1,096
Realized gain distributions	27,456	6,916	1,943	-	969

Realized gains (losses)	30,322	7,183	3,176	1,498	2,065

Change in unrealized appreciation/ depreciation of investments during the period	(4,453)	(5,833)	4,918	17,850	32,018

Net increase (decrease) in net assets resulting from operations	$48,884	$2,296	$11,310	$35,323	$33,005

	Commodities Return Strategy Division	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division

Income:
Dividend income	$ -	$20,834	$437	$1,189	$2,502
Expenses:
Mortality and expense risk charges	524	19,637	1,833	2,601	1,713

Net investment income (loss)	(524)	1,197	(1,396)	(1,412)	789

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(214)	(26,632)	(1,231)	(679)	(26)
Realized gain distributions	2	-	-	24,608	-

Realized gains (losses)	(212)	(26,632)	(1,231)	23,929	(26)

Change in unrealized appreciation/ depreciation of investments during the period	(1,843)	170,844	20,474	13,687	25,395

Net increase (decrease) in net assets resulting from operations	$(2,579)	$145,409	$17,847	$36,204	$26,158

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Operations

For the Year Ended December 31, 2012

(in thousands)

	Neuberger Berman AMT Socially Responsive Division	Russell Multi- Style Equity Division	Russell Aggressive Equity Division	Russell Non- U.S. Division	Russell Core Bond Division

Income:
Dividend income	$172	$1,663	$711	$2,530	$8,031
Expenses:
Mortality and expense risk charges	558	1,271	603	1,243	2,914

Net investment income (loss)	(386)	392	108	1,287	5,117

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	378	3,127	(2,070)	(7,234)	841
Realized gain distributions	-	-	-	-	9,004

Realized gains (losses)	378	3,127	(2,070)	(7,234)	9,845

Change in unrealized appreciation/ depreciation of investments during the period	5,725	16,835	11,110	31,008	8,867

Net increase (decrease) in net assets resulting from operations	$5,717	$20,354	$9,148	$25,061	$23,829

	Russell Global Real Estate Securities Division	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division

Income:
Dividend income	$18,387	$2,490	$5,378	$2,455	$559
Expenses:
Mortality and expense risk charges	3,170	752	1,907	1,060	274

Net investment income (loss)	15,217	1,738	3,471	1,395	285

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(4,138)	2,305	1,091	(321)	824
Realized gain distributions	-	408	-	-	-

Realized gains (losses)	(4,138)	2,713	1,091	(321)	824

Change in unrealized appreciation/ depreciation of investments during the period	71,557	3,249	19,282	13,534	3,273

Net increase (decrease) in net assets resulting from operations	$82,636	$7,700	$23,844	$14,608	$4,382

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$(1,044)	$(552)	$(1,476)	$(1,434)
Net realized gains (losses)	5,702	3,432	2,340	1,385
Net change in unrealized appreciation/depreciation	22,340	(8,065)	39,112	(14,226)

Net increase (decrease) in net assets resulting from operations	26,998	(5,185)	39,976	(14,275)

Contract Transactions:
Contract owners’ net payments	8,724	10,892	51,706	38,108
Annuity payments	(192)	(184)	(116)	(120)
Surrenders and other (net)	(19,894)	(18,722)	(15,785)	(13,715)
Transfers from other divisions or sponsor	160,467	159,589	407,547	296,487
Transfers to other divisions or sponsor	(173,339)	(169,536)	(413,983)	(300,136)

Net increase (decrease) in net assets resulting from contract transactions	(24,234)	(17,961)	29,369	20,624

Net increase (decrease) in net assets	2,764	(23,146)	69,345	6,349

Net Assets:
Beginning of period	229,210	252,356	203,576	197,227

End of period	$231,974	$229,210	$272,921	$203,576

Units issued during the period	112,244	118,993	220,611	176,045
Units redeemed during the period	(121,117)	(124,461)	(206,625)	(165,390)

Net units issued (redeemed) during the period	(8,873)	(5,468)	13,986	10,655

	Large Cap Core Stock Division		Large Cap Blend Division

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$311	$208	$37	$(47)
Net realized gains (losses)	(359)	(1,516)	2,752	(293)
Net change in unrealized appreciation/depreciation	19,042	(2,927)	3,603	(1,160)

Net increase (decrease) in net assets resulting from operations	18,994	(4,235)	6,392	(1,500)

Contract Transactions:
Contract owners’ net payments	6,632	8,594	4,414	7,288
Annuity payments	(257)	(243)	(20)	(19)
Surrenders and other (net)	(18,306)	(15,148)	(3,013)	(3,124)
Transfers from other divisions or sponsor	120,214	124,761	91,342	88,536
Transfers to other divisions or sponsor	(129,134)	(133,651)	(93,672)	(88,422)

Net increase (decrease) in net assets resulting from contract transactions	(20,851)	(15,687)	(949)	4,259

Net increase (decrease) in net assets	(1,857)	(19,922)	5,443	2,759

Net Assets:
Beginning of period	183,557	203,479	45,108	42,349

End of period	$181,700	$183,557	$50,551	$45,108

Units issued during the period	92,810	100,377	115,930	124,079
Units redeemed during the period	(102,253)	(107,791)	(117,030)	(118,692)

Net units issued (redeemed) during the period	(9,443)	(7,414)	(1,100)	5,387

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$6,313	$5,377	$559	$375
Net realized gains (losses)	25,145	26,954	1,761	528
Net change in unrealized appreciation/depreciation	83,229	(24,510)	4,825	(718)

Net increase (decrease) in net assets resulting from operations	114,687	7,821	7,145	185

Contract Transactions:
Contract owners’ net payments	38,833	49,628	5,751	8,355
Annuity payments	(846)	(785)	(1)	(30)
Surrenders and other (net)	(65,583)	(59,109)	(4,136)	(2,574)
Transfers from other divisions or sponsor	543,058	515,964	92,552	77,853
Transfers to other divisions or sponsor	(575,914)	(549,365)	(89,198)	(77,981)

Net increase (decrease) in net assets resulting from contract transactions	(60,452)	(43,667)	4,968	5,623

Net increase (decrease) in net assets	54,235	(35,846)	12,113	5,808

Net Assets:
Beginning of period	800,158	836,004	43,763	37,955

End of period	$854,393	$800,158	$55,876	$43,763

Units issued during the period	335,337	347,820	117,642	114,130
Units redeemed during the period	(344,577)	(348,441)	(111,585)	(106,800)

Net units issued (redeemed) during the period	(9,240)	(621)	6,057	7,330

	Domestic Equity Division		Equity Income Division

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$3,190	$2,960	$1,802	$1,275
Net realized gains (losses)	(6,942)	(9,227)	(1,191)	(1,802)
Net change in unrealized appreciation/depreciation	34,570	6,199	36,269	(2,307)

Net increase (decrease) in net assets resulting from operations	30,818	(68)	36,880	(2,834)

Contract Transactions:
Contract owners’ net payments	13,342	17,732	58,286	40,939
Annuity payments	(248)	(337)	(317)	(303)
Surrenders and other (net)	(16,344)	(17,427)	(15,565)	(11,455)
Transfers from other divisions or sponsor	357,734	370,643	402,840	273,139
Transfers to other divisions or sponsor	(375,615)	(388,619)	(400,413)	(259,737)

Net increase (decrease) in net assets resulting from contract transactions	(21,131)	(18,008)	44,831	42,583

Net increase (decrease) in net assets	9,687	(18,076)	81,711	39,749

Net Assets:
Beginning of period	236,790	254,866	209,515	169,766

End of period	$246,477	$236,790	$291,226	$209,515

Units issued during the period	285,539	324,582	272,688	202,764
Units redeemed during the period	(301,665)	(339,894)	(246,538)	(175,380)

Net units issued (redeemed) during the period	(16,126)	(15,312)	26,150	27,384

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$(4,286)	$(4,107)	$(88)	$(223)
Net realized gains (losses)	(14,126)	(16,420)	12,022	17,550
Net change in unrealized appreciation/depreciation	62,999	(12,457)	24,894	(23,961)

Net increase (decrease) in net assets resulting from operations	44,587	(32,984)	36,828	(6,634)

Contract Transactions:
Contract owners’ net payments	12,194	14,170	12,511	14,846
Annuity payments	(318)	(389)	(214)	(244)
Surrenders and other (net)	(34,753)	(35,102)	(18,155)	(17,882)
Transfers from other divisions or sponsor	134,231	143,854	209,472	210,112
Transfers to other divisions or sponsor	(155,947)	(166,927)	(220,391)	(219,170)

Net increase (decrease) in net assets resulting from contract transactions	(44,593)	(44,394)	(16,777)	(12,338)

Net increase (decrease) in net assets	(6)	(77,378)	20,051	(18,972)

Net Assets:
Beginning of period	421,517	498,895	227,832	246,804

End of period	$421,511	$421,517	$247,883	$227,832

Units issued during the period	71,919	76,569	100,162	106,765
Units redeemed during the period	(81,212)	(84,130)	(106,986)	(111,767)

Net units issued (redeemed) during the period	(9,293)	(7,561)	(6,824)	(5,002)

	Mid Cap Value Division		Small Cap Growth Stock Division

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$510	$668	$(1,756)	$(1,210)
Net realized gains (losses)	(905)	(2,048)	(6,798)	(3,666)
Net change in unrealized appreciation/depreciation	14,299	638	23,824	(2,068)

Net increase (decrease) in net assets resulting from operations	13,904	(742)	15,270	(6,944)

Contract Transactions:
Contract owners’ net payments	23,551	14,095	7,715	11,801
Annuity payments	(55)	(45)	(162)	(179)
Surrenders and other (net)	(6,328)	(4,840)	(14,270)	(14,828)
Transfers from other divisions or sponsor	163,328	111,951	172,769	191,034
Transfers to other divisions or sponsor	(160,642)	(111,981)	(186,184)	(203,297)

Net increase (decrease) in net assets resulting from contract transactions	19,854	9,180	(20,132)	(15,469)

Net increase (decrease) in net assets	33,758	8,438	(4,862)	(22,413)

Net Assets:
Beginning of period	80,731	72,293	182,531	204,944

End of period	$114,489	$80,731	$177,669	$182,531

Units issued during the period	102,717	75,457	101,907	114,488
Units redeemed during the period	(91,935)	(69,928)	(110,779)	(120,624)

Net units issued (redeemed) during the period	10,782	5,529	(8,872)	(6,136)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$637	$(35)	$(1,230)	$(681)
Net realized gains (losses)	2,834	2,073	5,283	2,475
Net change in unrealized appreciation/depreciation	1,190	(2,089)	28,979	(6,371)

Net increase (decrease) in net assets resulting from operations	4,661	(51)	33,032	(4,577)

Contract Transactions:
Contract owners’ net payments	4,159	4,997	28,466	27,515
Annuity payments	(22)	(18)	(126)	(159)
Surrenders and other (net)	(2,358)	(1,518)	(17,100)	(15,196)
Transfers from other divisions or sponsor	56,830	43,861	315,986	270,392
Transfers to other divisions or sponsor	(52,863)	(41,587)	(324,590)	(279,972)

Net increase (decrease) in net assets resulting from contract transactions	5,746	5,735	2,636	2,580

Net increase (decrease) in net assets	10,407	5,684	35,668	(1,997)

Net Assets:
Beginning of period	29,605	23,921	213,600	215,597

End of period	$40,012	$29,605	$249,268	$213,600

Units issued during the period	57,357	49,955	158,833	146,211
Units redeemed during the period	(52,087)	(44,190)	(157,786)	(145,018)

Net units issued (redeemed) during the period	5,270	5,765	1,047	1,193

	International Growth Division		Research International Core Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$985	$442	$741	$436
Net realized gains (losses)	(4,399)	(3,587)	(11)	(460)
Net change in unrealized appreciation/depreciation	35,407	(24,215)	12,003	(5,270)

Net increase (decrease) in net assets resulting from operations	31,993	(27,360)	12,733	(5,294)

Contract Transactions:
Contract owners’ net payments	34,985	27,035	38,846	19,594
Annuity payments	(141)	(182)	(50)	(24)
Surrenders and other (net)	(14,574)	(12,365)	(4,714)	(2,198)
Transfers from other divisions or sponsor	334,797	283,834	169,323	72,381
Transfers to other divisions or sponsor	(334,491)	(283,619)	(155,471)	(60,734)

Net increase (decrease) in net assets resulting from contract transactions	20,576	14,703	47,934	29,019

Net increase (decrease) in net assets	52,569	(12,657)	60,667	23,725

Net Assets:
Beginning of period	175,799	188,456	54,575	30,850

End of period	$228,368	$175,799	$115,242	$54,575

Units issued during the period	259,431	210,670	257,692	112,390
Units redeemed during the period	(244,928)	(200,648)	(198,928)	(76,903)

Net units issued (redeemed) during the period	14,503	10,022	58,764	35,487

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$13,440	$9,234	$(1,153)	$149
Net realized gains (losses)	7,794	9,923	1,159	2,266
Net change in unrealized appreciation/depreciation	128,028	(107,630)	26,198	(27,135)

Net increase (decrease) in net assets resulting from operations	149,262	(88,473)	26,204	(24,720)

Contract Transactions:
Contract owners’ net payments	69,476	77,285	48,157	33,887
Annuity payments	(601)	(702)	(89)	(65)
Surrenders and other (net)	(56,281)	(55,534)	(9,227)	(6,327)
Transfers from other divisions or sponsor	951,675	867,972	297,724	179,410
Transfers to other divisions or sponsor	(977,198)	(884,019)	(281,504)	(158,832)

Net increase (decrease) in net assets resulting from contract transactions	(12,929)	5,002	55,061	48,073

Net increase (decrease) in net assets	136,333	(83,471)	81,265	23,353

Net Assets:
Beginning of period	728,773	812,244	123,360	100,007

End of period	$865,106	$728,773	$204,625	$123,360

Units issued during the period	514,117	461,173	344,794	207,715
Units redeemed during the period	(511,220)	(448,657)	(290,419)	(161,746)

Net units issued (redeemed) during the period	2,897	12,516	54,375	45,969

	Money Market Division		Short-Term Bond Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$(2,292)	$(2,392)	$572	$538
Net realized gains (losses)	-	1	4	226
Net change in unrealized appreciation/depreciation	-	-	561	(1,087)

Net increase (decrease) in net assets resulting from operations	(2,292)	(2,391)	1,137	(323)

Contract Transactions:
Contract owners’ net payments	91,050	103,125	23,425	19,082
Annuity payments	(794)	(146)	(76)	(62)
Surrenders and other (net)	(61,753)	(60,869)	(8,798)	(5,958)
Transfers from other divisions or sponsor	159,457	218,251	183,662	127,221
Transfers to other divisions or sponsor	(205,434)	(236,901)	(169,135)	(114,709)

Net increase (decrease) in net assets resulting from contract transactions	(17,474)	23,460	29,078	25,574

Net increase (decrease) in net assets	(19,766)	21,069	30,215	25,251

Net Assets:
Beginning of period	303,010	281,941	88,030	62,779

End of period	$283,244	$303,010	$118,245	$88,030

Units issued during the period	138,267	171,341	181,159	129,998
Units redeemed during the period	(143,254)	(159,198)	(155,953)	(107,899)

Net units issued (redeemed) during the period	(4,987)	12,143	25,206	22,099

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$23,015	$27,400	$946	$978
Net realized gains (losses)	30,322	28,179	7,183	8,250
Net change in unrealized appreciation/depreciation	(4,453)	11,987	(5,833)	8,623

Net increase (decrease) in net assets resulting from operations	48,884	67,566	2,296	17,851

Contract Transactions:
Contract owners’ net payments	159,981	135,056	10,562	10,855
Annuity payments	(1,549)	(1,367)	(59)	(43)
Surrenders and other (net)	(87,264)	(77,548)	(7,984)	(4,328)
Transfers from other divisions or sponsor	1,792,767	1,519,576	149,968	126,709
Transfers to other divisions or sponsor	(1,744,929)	(1,541,541)	(148,803)	(124,839)

Net increase (decrease) in net assets resulting from contract transactions	119,006	34,176	3,684	8,354

Net increase (decrease) in net assets	167,890	101,742	5,980	26,205

Net Assets:
Beginning of period	1,160,148	1,058,406	89,795	63,590

End of period	$1,328,038	$1,160,148	$95,775	$89,795

Units issued during the period	589,235	526,092	96,540	97,682
Units redeemed during the period	(547,859)	(502,241)	(94,561)	(92,511)

Net units issued (redeemed) during the period	41,376	23,851	1,979	5,171

	Inflation Protection Bond Division		High Yield Bond Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$3,216	$(1,030)	$15,975	$15,481
Net realized gains (losses)	3,176	1,801	1,498	1,498
Net change in unrealized appreciation/depreciation	4,918	12,469	17,850	(8,299)

Net increase (decrease) in net assets resulting from operations	11,310	13,240	35,323	8,680

Contract Transactions:
Contract owners’ net payments	38,452	27,889	40,652	32,161
Annuity payments	(134)	(102)	(409)	(343)
Surrenders and other (net)	(11,434)	(7,830)	(20,809)	(17,141)
Transfers from other divisions or sponsor	280,358	194,369	381,292	285,675
Transfers to other divisions or sponsor	(257,108)	(176,299)	(371,763)	(283,542)

Net increase (decrease) in net assets resulting from contract transactions	50,134	38,027	28,963	16,810

Net increase (decrease) in net assets	61,444	51,267	64,286	25,490

Net Assets:
Beginning of period	156,111	104,844	261,643	236,153

End of period	$217,555	$156,111	$325,929	$261,643

Units issued during the period	233,401	178,356	162,945	131,931
Units redeemed during the period	(197,126)	(148,484)	(151,239)	(124,078)

Net units issued (redeemed) during the period	36,275	29,872	11,706	7,853

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Commodities Return Strategy Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Period April 29 to December 31, 2011

Operations:
Net investment income (loss)	$(1,078)	$8,731	$(524)	$(100)
Net realized gains (losses)	2,065	4,424	(212)	(36)
Net change in unrealized appreciation/depreciation	32,018	(6,392)	(1,843)	(3,536)

Net increase (decrease) in net assets resulting from operations	33,005	6,763	(2,579)	(3,672)

Contract Transactions:
Contract owners’ net payments	59,217	48,271	34,350	14,672
Annuity payments	(201)	(145)	(27)	(4)
Surrenders and other (net)	(16,058)	(10,307)	(2,854)	(572)
Transfers from other divisions or sponsor	462,793	301,662	145,337	42,992
Transfers to other divisions or sponsor	(430,025)	(282,543)	(120,671)	(17,489)

Net increase (decrease) in net assets resulting from contract transactions	75,726	56,938	56,135	39,599

Net increase (decrease) in net assets	108,731	63,701	53,556	35,927

Net Assets:
Beginning of period	205,738	142,037	35,927	-

End of period	$314,469	$205,738	$89,483	$35,927

Units issued during the period	370,922	273,250	22,666	6,667
Units redeemed during the period	(318,067)	(229,766)	(15,672)	(2,213)

Net units issued (redeemed) during the period	52,855	43,484	6,994	4,454

	Balanced Division		Asset Allocation Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$1,197	$29,697	$(1,396)	$2,688
Net realized gains (losses)	(26,632)	(33,547)	(1,231)	(1,828)
Net change in unrealized appreciation/depreciation	170,844	21,461	20,474	(2,696)

Net increase (decrease) in net assets resulting from operations	145,409	17,611	17,847	(1,836)

Contract Transactions:
Contract owners’ net payments	69,414	80,428	9,177	11,256
Annuity payments	(5,145)	(5,206)	(647)	(617)
Surrenders and other (net)	(146,357)	(139,543)	(12,567)	(15,117)
Transfers from other divisions or sponsor	292,198	276,069	106,245	112,783
Transfers to other divisions or sponsor	(320,844)	(319,966)	(115,041)	(121,608)

Net increase (decrease) in net assets resulting from contract transactions	(110,734)	(108,218)	(12,833)	(13,303)

Net increase (decrease) in net assets	34,675	(90,607)	5,014	(15,139)

Net Assets:
Beginning of period	1,743,963	1,834,570	183,449	198,588

End of period	$1,778,638	$1,743,963	$188,463	$183,449

Units issued during the period	132,160	128,834	80,466	90,358
Units redeemed during the period	(139,792)	(132,831)	(89,792)	(99,861)

Net units issued (redeemed) during the period	(7,632)	(3,997)	(9,326)	(9,503)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Mid Cap Division		Fidelity VIP Contrafund Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$(1,412)	$(2,506)	$789	$56
Net realized gains (losses)	23,929	(664)	(26)	(1,960)
Net change in unrealized appreciation/depreciation	13,687	(31,212)	25,395	(3,795)

Net increase (decrease) in net assets resulting from operations	36,204	(34,382)	26,158	(5,699)

Contract Transactions:
Contract owners’ net payments	35,841	40,195	45,642	37,410
Annuity payments	(165)	(175)	(125)	(80)
Surrenders and other (net)	(20,222)	(18,029)	(10,831)	(8,393)
Transfers from other divisions or sponsor	424,455	370,616	351,330	248,413
Transfers to other divisions or sponsor	(431,656)	(378,847)	(345,204)	(239,360)

Net increase (decrease) in net assets resulting from contract transactions	8,253	13,760	40,812	37,990

Net increase (decrease) in net assets	44,457	(20,622)	66,970	32,291

Net Assets:
Beginning of period	264,049	284,671	160,943	128,652

End of period	$308,506	$264,049	$227,913	$160,943

Units issued during the period	176,166	156,970	379,590	294,928
Units redeemed during the period	(173,272)	(151,978)	(341,616)	(256,179)

Net units issued (redeemed) during the period	2,894	4,992	37,974	38,749

	Neuberger Berman AMT Socially Responsive Division		Russell Multi-Style Equity Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$(386)	$(122)	$392	$170
Net realized gains (losses)	378	278	3,127	2,845
Net change in unrealized appreciation/depreciation	5,725	(1,525)	16,835	(6,435)

Net increase (decrease) in net assets resulting from operations	5,717	(1,369)	20,354	(3,420)

Contract Transactions:
Contract owners’ net payments	31,170	17,988	5,398	8,752
Annuity payments	(29)	(14)	(183)	(175)
Surrenders and other (net)	(2,925)	(1,724)	(10,471)	(11,115)
Transfers from other divisions or sponsor	140,966	57,496	228,796	249,274
Transfers to other divisions or sponsor	(132,631)	(46,048)	(241,611)	(259,589)

Net increase (decrease) in net assets resulting from contract transactions	36,551	27,698	(18,071)	(12,853)

Net increase (decrease) in net assets	42,268	26,329	2,283	(16,273)

Net Assets:
Beginning of period	43,595	17,266	143,435	159,708

End of period	$85,863	$43,595	$145,718	$143,435

Units issued during the period	175,396	79,916	232,826	273,113
Units redeemed during the period	(138,406)	(51,096)	(250,600)	(286,838)

Net units issued (redeemed) during the period	36,990	28,820	(17,774)	(13,725)

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Russell Aggressive Equity Division		Russell Non-U.S. Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$108	$(293)	$1,287	$1,240
Net realized gains (losses)	(2,070)	(2,947)	(7,234)	(2,740)
Net change in unrealized appreciation/depreciation	11,110	(71)	31,008	(19,821)

Net increase (decrease) in net assets resulting from operations	9,148	(3,311)	25,061	(21,321)

Contract Transactions:
Contract owners’ net payments	2,658	4,290	6,380	12,277
Annuity payments	(83)	(75)	(94)	(126)
Surrenders and other (net)	(4,692)	(5,081)	(10,129)	(10,975)
Transfers from other divisions or sponsor	81,946	87,538	261,379	272,011
Transfers to other divisions or sponsor	(87,049)	(91,938)	(269,068)	(275,106)

Net increase (decrease) in net assets resulting from contract transactions	(7,220)	(5,266)	(11,532)	(1,919)

Net increase (decrease) in net assets	1,928	(8,577)	13,529	(23,240)

Net Assets:
Beginning of period	63,933	72,510	137,040	160,280

End of period	$65,861	$63,933	$150,569	$137,040

Units issued during the period	56,841	65,260	243,560	248,947
Units redeemed during the period	(61,508)	(68,691)	(253,098)	(249,576)

Net units issued (redeemed) during the period	(4,667)	(3,431)	(9,538)	(629)

	Russell Core Bond Division		Russell Global Real Estate Securities Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$5,117	$6,358	$15,217	$4,363
Net realized gains (losses)	9,845	5,659	(4,138)	(6,229)
Net change in unrealized appreciation/depreciation	8,867	(2,128)	71,557	(23,739)

Net increase (decrease) in net assets resulting from operations	23,829	9,889	82,636	(25,605)

Contract Transactions:
Contract owners’ net payments	65,798	45,787	46,085	41,405
Annuity payments	(364)	(367)	(256)	(291)
Surrenders and other (net)	(23,179)	(19,945)	(24,199)	(20,592)
Transfers from other divisions or sponsor	636,693	484,269	540,230	460,879
Transfers to other divisions or sponsor	(613,249)	(477,282)	(548,850)	(465,600)

Net increase (decrease) in net assets resulting from contract transactions	65,699	32,462	13,010	15,801

Net increase (decrease) in net assets	89,528	42,351	95,646	(9,804)

Net Assets:
Beginning of period	293,631	251,280	307,756	317,560

End of period	$383,159	$293,631	$403,402	$307,756

Units issued during the period	364,926	291,982	190,248	174,656
Units redeemed during the period	(331,234)	(274,601)	(186,531)	(169,476)

Net units issued (redeemed) during the period	33,692	17,381	3,717	5,180

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Moderate Strategy Division		Russell LifePoints Balanced Strategy Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$1,738	$1,119	$3,471	$2,497
Net realized gains (losses)	2,713	1,727	1,091	(450)
Net change in unrealized appreciation/depreciation	3,249	(3,537)	19,282	(9,207)

Net increase (decrease) in net assets resulting from operations	7,700	(691)	23,844	(7,160)

Contract Transactions:
Contract owners’ net payments	11,809	12,879	30,935	44,492
Annuity payments	(186)	(147)	(314)	(296)
Surrenders and other (net)	(7,557)	(5,669)	(15,737)	(12,873)
Transfers from other divisions or sponsor	49,807	47,561	129,384	112,468
Transfers to other divisions or sponsor	(44,788)	(35,060)	(123,512)	(98,263)

Net increase (decrease) in net assets resulting from contract transactions	9,085	19,564	20,756	45,528

Net increase (decrease) in net assets	16,785	18,873	44,600	38,368

Net Assets:
Beginning of period	72,645	53,772	192,301	153,933

End of period	$89,430	$72,645	$236,901	$192,301

Units issued during the period	54,101	54,120	152,467	151,785
Units redeemed during the period	(46,108)	(36,674)	(133,399)	(108,974)

Net units issued (redeemed) during the period	7,993	17,446	19,068	42,811

	Russell LifePoints Growth Strategy Division		Russell LifePoints Equity Growth Strategy Division
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2011

Operations:
Net investment income (loss)	$1,395	$1,065	$285	$202
Net realized gains (losses)	(321)	(1,019)	824	317
Net change in unrealized appreciation/depreciation	13,534	(6,318)	3,273	(2,784)

Net increase (decrease) in net assets resulting from operations	14,608	(6,272)	4,382	(2,265)

Contract Transactions:
Contract owners’ net payments	22,708	28,250	3,026	5,996
Annuity payments	(60)	(47)	(23)	(18)
Surrenders and other (net)	(6,815)	(7,693)	(1,526)	(1,290)
Transfers from other divisions or sponsor	78,897	63,864	18,970	17,722
Transfers to other divisions or sponsor	(83,483)	(60,839)	(20,701)	(17,708)

Net increase (decrease) in net assets resulting from contract transactions	11,247	23,535	(254)	4,702

Net increase (decrease) in net assets	25,855	17,263	4,128	2,437

Net Assets:
Beginning of period	105,326	88,063	28,667	26,230

End of period	$131,181	$105,326	$32,795	$28,667

Units issued during the period	105,082	97,105	25,148	27,798
Units redeemed during the period	(93,046)	(73,146)	(25,379)	(22,623)

Net units issued (redeemed) during the period	12,036	23,959	(231)	5,175

The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2012

1.	Organization

NML Variable Annuity Account B (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund individual flexible payment variable annuity contracts (“contracts”) for tax-deferred annuities, individual retirement annuities and non-tax qualified plans. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.50% of purchase payments; Back Load contracts with a withdrawal charge up to 6.00%; and Fee Based contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust and the Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2012, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities.

C.Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. All dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

D.	Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in due to participants in the accompanying financial statements. This liability is identified as Level 2 for valuation purposes under the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification. Level 2 liabilities are valued at fair value based on significant observable inputs other than quoted prices in active markets for identical liabilities.

E.	Annuity Reserves – Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience or assumed investment rates of 3.50% or 5.00%.

F.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2012

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2012 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$ 11,107	$ 36,627
Focused Appreciation	54,527	26,552
Large Cap Core Stock	10,932	31,657
Large Cap Blend	7,305	6,300
Index 500 Stock	73,726	112,249
Large Company Value	10,237	4,723
Domestic Equity	19,702	37,731
Equity Income	65,575	18,902
Mid Cap Growth Stock	14,516	63,572
Index 400 Stock	26,862	33,460
Mid Cap Value	27,701	7,372
Small Cap Growth Stock	8,728	30,520
Index 600 Stock	10,315	2,803
Small Cap Value	33,920	29,836
International Growth	39,287	17,757
Research International Core	55,149	6,456
International Equity	95,764	95,828
Emerging Markets Equity	65,414	11,411
Money Market	96,888	116,619
Short-Term Bond	39,758	10,246
Select Bond	271,534	101,716
Long-Term U.S. Government Bond	20,423	8,701
Inflation Protection Bond	69,254	14,090
High Yield Bond	69,138	24,383
Multi-Sector Bond	95,388	19,738
Commodities Return Strategy	59,865	4,236
Balanced	100,621	207,546
Asset Allocation	12,864	27,390
Fidelity VIP Mid Cap	64,251	32,861
Fidelity VIP Contrafund	55,269	13,923
Neuberger Berman AMT Socially Responsive	40,177	3,982
Russell Multi-Style Equity	7,656	25,533
Russell Aggressive Equity	3,748	10,985
Russell Non-U.S.	9,511	20,049
Russell Core Bond	106,726	27,189
Russell Global Real Estate Securities	67,595	39,425
Russell LifePoints Moderate Strategy	21,620	10,500
Russell LifePoints Balanced Strategy	42,408	18,017
Russell LifePoints Growth Strategy	26,270	13,653
Russell LifePoints Equity Growth Strategy	4,225	4,228

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2012

because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 0.75% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1.00% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1.25% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 1.50%.

For contracts issued on or after March 31, 1995 and prior to March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks on accumulation units is determined daily at annual rates of 0.40% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50%, respectively.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.50% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. Under the terms of the Back Load version of the contract, the net assets may be subject to the deduction for the Front Load version of the contract after the withdrawal charge period. Rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75% and 1.50% for the Front Load version and the Back Load version, respectively.

For Fee Based contracts issued on or after June 30, 2000, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed a maximum annual rate of 0.75%.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2012

5.	Financial Highlights

 (For a unit outstanding during the period)

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest(1)

Growth Stock
Year Ended 12/31/12	113,750	$1.007281	to	$3.198682	$231,974	0.57%	0.35% to 1.25%	11.53%	to	12.55%
Year Ended 12/31/11	122,623	0.896340	to	2.853501	229,210	0.78	0.35 to 1.25	(2.52)	to	(1.64)
Year Ended 12/31/10	128,091	0.912688	to	2.912721	252,356	0.83	0.35 to 1.25	10.98	to	11.98
Year Ended 12/31/09	133,539	0.816297	to	2.611556	244,653	1.14	0.35 to 1.25	35.47	to	36.69
Year Ended 12/31/08	142,036	0.598090	to	1.918211	197,483	1.05	0.35 to 1.25	(39.62)	to	(39.07)

Focused Appreciation
Year Ended 12/31/12	125,510	$2.086517	to	$2.275895	$272,921	0.28%	0.35% to 1.25%	18.64%	to	19.72%
Year Ended 12/31/11	111,524	1.758640	to	1.901031	203,576	0.18	0.35 to 1.25	(7.26)	to	(6.43)
Year Ended 12/31/10	100,869	1.896360	to	2.031616	197,227	0.00	0.35 to 1.25	7.98	to	8.95
Year Ended 12/31/09	90,703	1.756290	to	1.864749	163,467	0.00	0.35 to 1.25	40.71	to	41.98
Year Ended 12/31/08	82,172	1.248176	to	1.313419	104,933	0.35	0.35 to 1.25	(40.76)	to	(40.22)

Large Cap Core Stock
Year Ended 12/31/12	99,632	$0.966177	to	$2.538996	$181,700	1.20%	0.35% to 1.25%	10.24%	to	11.24%
Year Ended 12/31/11	109,075	0.869883	to	2.291654	183,557	1.13	0.35 to 1.25	(2.43)	to	(1.56)
Year Ended 12/31/10	116,489	0.884944	to	2.337118	203,479	1.20	0.35 to 1.25	11.15	to	12.52
Year Ended 12/31/09	118,939	0.787690	to	2.085413	191,032	1.83	0.35 to 1.25	27.73	to	28.88
Year Ended 12/31/08	123,988	0.612094	to	1.624552	159,417	1.61	0.35 to 1.25	(39.50)	to	(38.96)

Large Cap Blend
Year Ended 12/31/12	57,792	$0.852786	to	$0.897418	$50,551	0.97%	0.35% to 1.25%	13.76%	to	14.79%
Year Ended 12/31/11	58,892	0.749617	to	0.781770	45,108	0.79	0.35 to 1.25	(3.50)	to	(2.63)
Year Ended 12/31/10	53,505	0.776814	to	0.802916	42,349	0.86	0.35 to 1.25	12.88	to	13.89
Year Ended 12/31/09	40,331	0.688193	to	0.704978	28,185	1.23	0.35 to 1.25	25.82	to	26.96
Year Ended 12/31/08	26,488	0.546962	to	0.555297	14,724	1.32	0.35 to 1.25	(40.99)	to	(40.46)

Index 500 Stock
Year Ended 12/31/12	304,639	$1.127022	to	$5.738910	$854,393	1.76%	0.35% to 1.25%	14.31%	to	15.35%
Year Ended 12/31/11	313,879	0.978533	to	4.995209	800,158	1.66	0.35 to 1.25	0.69	to	1.59
Year Ended 12/31/10	314,500	0.964620	to	4.936395	836,004	2.01	0.35 to 1.25	13.47	to	14.49
Year Ended 12/31/09	309,150	0.843770	to	4.328675	768,234	2.81	0.35 to 1.25	24.83	to	25.95
Year Ended 12/31/08	301,818	0.670905	to	3.450407	634,616	2.25	0.35 to 1.25	(37.73)	to	(37.16)

Large Company Value
Year Ended 12/31/12	62,842	$0.870270	to	$0.915883	$55,876	1.98%	0.35% to 1.25%	15.02%	to	16.06%
Year Ended 12/31/11	56,785	0.756619	to	0.789126	43,763	1.78	0.35 to 1.25	0.23	to	1.13
Year Ended 12/31/10	49,455	0.754864	to	0.780271	37,955	1.75	0.35 to 1.25	9.58	to	10.56
Year Ended 12/31/09	35,695	0.688889	to	0.705724	24,909	2.27	0.35 to 1.25	19.20	to	20.28
Year Ended 12/31/08	20,672	0.577921	to	0.586742	12,146	2.44	0.35 to 1.25	(38.02)	to	(37.45)

Domestic Equity
Year Ended 12/31/12	178,847	$1.303845	to	$1.444779	$246,477	2.18%	0.35% to 1.25%	12.92%	to	13.94%
Year Ended 12/31/11	194,973	1.154666	to	1.267980	236,790	2.06	0.35 to 1.25	(0.34)	to	0.55
Year Ended 12/31/10	210,285	1.158641	to	1.260995	254,866	2.28	0.35 to 1.25	13.20	to	14.22
Year Ended 12/31/09	211,689	1.023538	to	1.104003	225,762	3.49	0.35 to 1.25	27.92	to	29.07
Year Ended 12/31/08	215,459	0.800161	to	0.855358	178,782	2.91	0.35 to 1.25	(39.26)	to	(38.71)

Equity Income
Year Ended 12/31/12	159,954	$1.732638	to	$1.889919	$291,226	1.56%	0.35% to 1.25%	15.77%	to	16.82%
Year Ended 12/31/11	133,804	1.496618	to	1.617804	209,515	1.54	0.35 to 1.25	(2.15)	to	(1.27)
Year Ended 12/31/10	106,420	1.529461	to	1.638555	169,766	1.72	0.35 to 1.25	13.90	to	14.92
Year Ended 12/31/09	93,383	1.342833	to	1.425776	130,416	2.93	0.35 to 1.25	23.04	to	24.15
Year Ended 12/31/08	85,128	1.091416	to	1.148461	96,621	0.03	0.35 to 1.25	(36.61)	to	(36.03)

Mid Cap Growth Stock
Year Ended 12/31/12	110,819	$1.052482	to	$6.780188	$421,511	0.12%	0.35% to 1.25%	10.57%	to	11.57%
Year Ended 12/31/11	120,112	0.944730	to	6.101288	421,517	0.23	0.35 to 1.25	(7.34)	to	(6.51)
Year Ended 12/31/10	127,673	1.011980	to	6.551845	498,895	0.28	0.35 to 1.25	22.32	to	23.42
Year Ended 12/31/09	135,778	0.821144	to	5.329531	447,656	0.28	0.35 to 1.25	30.46	to	31.63	(2)
Year Ended 12/31/08	143,335	0.624751	to	4.064928	374,741	0.30	0.35 to 1.25	(40.83)	to	(40.29)

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2012

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest(1)

Index 400 Stock
Year Ended 12/31/12	101,726	$2.206463	to	$2.832360	$247,883	0.91%	0.35% to 1.25%	16.18%	to	17.23%
Year Ended 12/31/11	108,550	1.884985	to	2.417284	227,832	0.86	0.35 to 1.25	(3.14)	to	(2.27)
Year Ended 12/31/10	113,552	1.931599	to	2.474613	246,804	1.10	0.35 to 1.25	24.73	to	25.85
Year Ended 12/31/09	119,456	1.537149	to	1.967340	208,591	1.82	0.35 to 1.25	35.30	to	36.52
Year Ended 12/31/08	127,487	1.127625	to	1.441782	165,324	1.54	0.35 to 1.25	(37.07)	to	(36.50)

Mid Cap Value
Year Ended 12/31/12	58,519	$1.876997	to	$2.047361	$114,489	1.39%	0.35% to 1.25%	15.12%	to	16.16%
Year Ended 12/31/11	47,737	1.630487	to	1.762499	80,731	1.79	0.35 to 1.25	(1.84)	to	(0.95)
Year Ended 12/31/10	42,208	1.660995	to	1.779465	72,293	1.37	0.35 to 1.25	18.44	to	19.51
Year Ended 12/31/09	40,652	1.402378	to	1.488989	58,532	1.21	0.35 to 1.25	21.71	to	22.81
Year Ended 12/31/08	38,938	1.152226	to	1.212458	45,868	0.00	0.35 to 1.25	(35.88)	to	(35.30)

Small Cap Growth Stock
Year Ended 12/31/12	87,708	$1.342607	to	$2.989457	$177,669	0.00%	0.35% to 1.25%	8.12%	to	9.10%
Year Ended 12/31/11	96,580	1.230655	to	2.741589	182,531	0.35	0.35 to 1.25	(3.98)	to	(3.12)
Year Ended 12/31/10	102,716	1.270262	to	2.831266	204,944	0.74	0.35 to 1.25	24.29	to	25.41
Year Ended 12/31/09	105,728	1.012887	to	2.258753	173,135	0.29	0.35 to 1.25	29.55	to	30.71
Year Ended 12/31/08	107,970	0.774891	to	1.728904	139,178	0.17	0.35 to 1.25	(44.57)	to	(44.07)

Index 600 Stock
Year Ended 12/31/12	35,111	$1.108809	to	$1.166903	$40,012	2.59%	0.35% to 1.25%	14.35%	to	15.39%
Year Ended 12/31/11	29,841	0.969630	to	1.011279	29,605	0.74	0.35 to 1.25	(0.35)	to	0.55
Year Ended 12/31/10	24,076	0.973013	to	1.005749	23,921	4.12	0.35 to 1.25	24.34	to	25.47
Year Ended 12/31/09	17,047	0.782515	to	0.801617	13,581	4.53	0.35 to 1.25	23.62	to	24.73
Year Ended 12/31/08	11,802	0.633010	to	0.642663	7,611	0.00	0.35 to 1.25	(32.16)	to	(31.55)

Small Cap Value
Year Ended 12/31/12	106,215	$2.240441	to	$2.482527	$249,268	0.38%	0.35% to 1.25%	14.88%	to	15.92%
Year Ended 12/31/11	105,168	1.950281	to	2.141605	213,600	0.60	0.35 to 1.25	(2.58)	to	(1.71)
Year Ended 12/31/10	103,975	2.002032	to	2.178812	215,597	1.09	0.35 to 1.25	20.44	to	21.52
Year Ended 12/31/09	102,488	1.662307	to	1.792926	175,624	0.86	0.35 to 1.25	26.59	to	27.73
Year Ended 12/31/08	100,478	1.313119	to	1.403637	135,588	0.35	0.35 to 1.25	(29.03)	to	(28.39)

International Growth
Year Ended 12/31/12	146,405	$1.485329	to	$1.645820	$228,368	1.37%	0.35% to 1.25%	16.52%	to	17.57%
Year Ended 12/31/11	131,902	1.274777	to	1.399837	175,799	1.14	0.35 to 1.25	(14.24)	to	(13.47)
Year Ended 12/31/10	121,880	1.486506	to	1.617764	188,456	0.92	0.35 to 1.25	14.99	to	16.02
Year Ended 12/31/09	117,750	1.292776	to	1.394365	157,791	0.67	0.35 to 1.25	21.64	to	22.73
Year Ended 12/31/08	114,936	1.062818	to	1.136109	126,300	1.50	0.35 to 1.25	(46.86)	to	(46.38)

Research International Core
Year Ended 12/31/12	130,230	$0.857448	to	$0.902416	$115,242	1.66%	0.35% to 1.25%	15.30%	to	16.35%
Year Ended 12/31/11	71,466	0.743659	to	0.775620	54,575	1.88	0.35 to 1.25	(11.59)	to	(10.79)
Year Ended 12/31/10	35,979	0.841136	to	0.869442	30,850	1.72	0.35 to 1.25	9.68	to	10.66
Year Ended 12/31/09	27,137	0.766928	to	0.785653	21,113	1.80	0.35 to 1.25	29.20	to	30.37
Year Ended 12/31/08	18,446	0.593588	to	0.602638	11,074	1.70	0.35 to 1.25	(43.25)	to	(42.74)

International Equity
Year Ended 12/31/12	336,786	$1.691434	to	$3.861829	$865,106	2.64%	0.35% to 1.25%	20.00%	to	21.09%
Year Ended 12/31/11	333,889	1.396839	to	3.202009	728,773	2.10	0.35 to 1.25	(11.21)	to	(10.41)
Year Ended 12/31/10	321,373	1.559174	to	3.588374	812,244	3.03	0.35 to 1.25	6.34	to	7.30
Year Ended 12/31/09	305,333	1.453155	to	3.357679	748,758	4.65	0.35 to 1.25	31.46	to	32.65	(2)
Year Ended 12/31/08	302,673	1.095512	to	2.541401	579,276	2.67	0.35 to 1.25	(44.48)	to	(43.98)

Emerging Markets Equity
Year Ended 12/31/12	187,871	$1.059049	to	$1.114526	$204,625	0.15%	0.35% to 1.25%	17.35%	to	18.41%
Year Ended 12/31/11	133,496	0.902488	to	0.941223	123,360	1.00	0.35 to 1.25	(19.67)	to	(18.94)
Year Ended 12/31/10	87,527	1.123423	to	1.161182	100,007	0.89	0.35 to 1.25	22.55	to	23.65
Year Ended 12/31/09	64,884	0.916732	to	0.939087	60,182	1.35	0.35 to 1.25	67.63	to	69.14
Year Ended 12/31/08	39,305	0.546886	to	0.555222	21,714	2.54	0.35 to 1.25	(55.78)	to	(55.38)

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2012

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest(1)
Money Market
Year Ended 12/31/12	141,788	$1.263026	to	$3.426892	$283,244	0.15%	0.35% to 1.25%	(1.10%)	to	(0.21%)
Year Ended 12/31/11	146,775	1.267530	to	3.447749	303,010	0.13	0.35 to 1.25	(1.10)	to	(0.21)
Year Ended 12/31/10	134,632	1.272114	to	3.468775	281,941	0.29	0.35 to 1.25	(0.95)	to	(0.06)
Year Ended 12/31/09	164,696	1.274727	to	3.484553	354,095	0.78	0.35 to 1.25	(0.49)	to	0.41	(2)
Year Ended 12/31/08	188,619	1.270343	to	3.484273	416,672	2.62	0.35 to 1.25	1.48	to	2.40

Short-Term Bond
Year Ended 12/31/12	102,131	$1.124968	to	$1.183872	$118,245	1.41%	0.35% to 1.25%	0.80%	to	1.71%
Year Ended 12/31/11	76,925	1.116091	to	1.163966	88,030	1.56	0.35 to 1.25	(0.69)	to	0.20
Year Ended 12/31/10	54,826	1.123849	to	1.161598	62,779	3.00	0.35 to 1.25	2.35	to	3.27
Year Ended 12/31/09	32,418	1.098062	to	1.124797	36,181	4.17	0.35 to 1.25	5.89	to	6.85
Year Ended 12/31/08	13,787	1.036955	to	1.052716	14,567	4.97	0.35 to 1.25	1.44	to	2.35

Select Bond
Year Ended 12/31/12	343,501	$2.121473	to	$15.985575	$1,328,038	2.71%	0.35% to 1.25%	3.66%	to	4.59%
Year Ended 12/31/11	302,125	2.031334	to	15.344575	1,160,148	3.35	0.35 to 1.25	5.83	to	6.79
Year Ended 12/31/10	278,274	1.905091	to	14.426617	1,058,406	3.74	0.35 to 1.25	5.27	to	6.21
Year Ended 12/31/09	243,174	1.796322	to	13.636697	921,092	5.02	0.35 to 1.25	8.01	to	8.99
Year Ended 12/31/08	232,713	1.650650	to	12.561982	842,533	4.67	0.35 to 1.25	1.97	to	2.89

Long-Term U.S Government Bond
Year Ended 12/31/12	56,094	$1.665149	to	$1.752298	$95,775	1.95%	0.35% to 1.25%	2.46%	to	3.39%
Year Ended 12/31/11	54,115	1.625206	to	1.694900	89,795	2.27	0.35 to 1.25	27.33	to	28.47
Year Ended 12/31/10	48,944	1.276411	to	1.319297	63,590	5.19	0.35 to 1.25	9.25	to	10.24
Year Ended 12/31/09	40,515	1.168325	to	1.196794	48,040	0.03	0.35 to 1.25	(8.14)	to	(7.31)
Year Ended 12/31/08	40,583	1.271820	to	1.291153	52,264	2.95	0.35 to 1.25	19.26	to	20.34

Inflation Protection Bond
Year Ended 12/31/12	154,079	$1.369504	to	$1.441191	$217,555	2.52%	0.35% to 1.25%	6.01%	to	6.97%
Year Ended 12/31/11	117,804	1.291820	to	1.347230	156,111	0.04	0.35 to 1.25	10.54	to	11.54
Year Ended 12/31/10	87,932	1.168621	to	1.207882	104,844	4.01	0.35 to 1.25	4.29	to	5.23
Year Ended 12/31/09	60,761	1.120557	to	1.147858	69,544	2.71	0.35 to 1.25	8.62	to	9.60
Year Ended 12/31/08	36,692	1.031635	to	1.047325	38,368	4.82	0.35 to 1.25	(2.61)	to	(1.73)

High Yield Bond
Year Ended 12/31/12	112,950	$2.394362	to	$3.571349	$325,929	6.26%	0.35% to 1.25%	12.47%	to	13.49%
Year Ended 12/31/11	101,244	2.112946	to	3.159477	261,643	7.07	0.35 to 1.25	3.30	to	4.23
Year Ended 12/31/10	93,391	2.030225	to	3.043318	236,153	7.21	0.35 to 1.25	13.14	to	14.16
Year Ended 12/31/09	89,479	1.781106	to	2.676517	202,234	8.76	0.35 to 1.25	43.59	to	44.88
Year Ended 12/31/08	92,995	1.231169	to	1.854701	147,164	8.13	0.35 to 1.25	(22.33)	to	(21.62)

Multi-Sector Bond
Year Ended 12/31/12	208,469	$1.462316	to	$1.538856	$314,469	0.43%	0.35% to 1.25%	13.51%	to	14.54%
Year Ended 12/31/11	155,614	1.288261	to	1.343520	205,738	5.74	0.35 to 1.25	3.69	to	4.62
Year Ended 12/31/10	112,130	1.242452	to	1.284189	142,037	8.71	0.35 to 1.25	11.78	to	12.79
Year Ended 12/31/09	69,961	1.111473	to	1.138547	79,096	3.46	0.35 to 1.25	20.56	to	21.65
Year Ended 12/31/08	44,372	0.921898	to	0.935931	41,412	7.35	0.35 to 1.25	(8.02)	to	(7.19)

Commodities Return Strategy
Year Ended 12/31/12	11,448	$7.717102	to	$7.834206	$89,483	0.00%	0.35% to 1.25%	(3.57%)	to	(2.70%)
Period Ended 12/31/11 (3)	4,454	8.002839	to	8.051273	35,927	0.00	0.35 to 1.25	(29.75)	to	(29.03)

Balanced
Year Ended 12/31/12	335,400	$1.492725	to	$12.062492	$1,778,638	1.17%	0.35% to 1.25%	8.33%	to	9.31%
Year Ended 12/31/11	343,032	1.367661	to	11.079487	1,743,963	2.74	0.35 to 1.25	0.85	to	1.75
Year Ended 12/31/10	347,029	1.346080	to	10.931715	1,834,570	2.12	0.35 to 1.25	10.57	to	11.56
Year Ended 12/31/09	353,000	1.208357	to	9.837658	1,769,797	4.56	0.35 to 1.25	19.93	to	21.01
Year Ended 12/31/08	365,400	1.000063	to	8.162059	1,601,983	1.30	0.35 to 1.25	(23.69)	to	(23.00)

Asset Allocation
Year Ended 12/31/12	122,217	$1.448020	to	$1.604510	$188,463	0.23%	0.35% to 1.25%	9.63%	to	10.63%
Year Ended 12/31/11	131,543	1.320779	to	1.450367	183,449	2.36	0.35 to 1.25	(1.31)	to	(0.43)
Year Ended 12/31/10	141,046	1.338348	to	1.456564	198,588	2.91	0.35 to 1.25	11.61	to	12.61
Year Ended 12/31/09	149,288	1.199154	to	1.293411	187,044	2.99	0.35 to 1.25	25.51	to	26.65
Year Ended 12/31/08	162,959	0.955398	to	1.021282	163,261	2.94	0.35 to 1.25	(31.00)	to	(30.37)

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.
(2)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, the returns would have ranged from 30.36% to 31.53% for the Mid Cap Growth Stock Division, from 30.74% to 31.94% for the International Equity Division and from (0.64)% to 0.26% for the Money Market Division.
(3)	Division commenced operations on April 29, 2011.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2012

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest(1)
Fidelity VIP Mid Cap
Year Ended 12/31/12	112,259	$2.635062	to	$2.874224	$308,506	0.40%	0.35% to 1.25%	13.13%	to	14.16%
Year Ended 12/31/11	109,365	2.329143	to	2.517713	264,049	0.02	0.35 to 1.25	(11.96)	to	(11.16)
Year Ended 12/31/10	104,373	2.645449	to	2.834099	284,671	0.13	0.35 to 1.25	26.98	to	28.12
Year Ended 12/31/09	97,074	2.083395	to	2.212046	207,608	0.48	0.35 to 1.25	38.02	to	39.26
Year Ended 12/31/08	92,369	1.509505	to	1.588398	142,591	0.25	0.35 to 1.25	(40.36)	to	(39.82)

Fidelity VIP Contrafund
Year Ended 12/31/12	206,920	$1.067369	to	$1.123286	$227,913	1.23%	0.35% to 1.25%	14.69%	to	15.73%
Year Ended 12/31/11	168,946	0.930627	to	0.970592	160,943	0.89	0.35 to 1.25	(3.99)	to	(3.12)
Year Ended 12/31/10	130,197	0.969284	to	1.001877	128,652	1.17	0.35 to 1.25	15.48	to	16.52
Year Ended 12/31/09	99,357	0.839369	to	0.859849	84,526	1.31	0.35 to 1.25	33.79	to	34.99
Year Ended 12/31/08	72,594	0.627398	to	0.636958	45,971	1.08	0.35 to 1.25	(43.40)	to	(42.89)

Neuberger Berman AMT Socially Responsive
Year Ended 12/31/12	83,704	$0.998110	to	$1.050381	$85,863	0.26%	0.35% to 1.25%	9.60%	to	10.59%
Year Ended 12/31/11	46,714	0.910717	to	0.949797	43,595	0.43	0.35 to 1.25	(4.28)	to	(3.42)
Year Ended 12/31/10	17,894	0.951436	to	0.983426	17,266	0.04	0.35 to 1.25	21.33	to	22.43
Year Ended 12/31/09	11,458	0.784155	to	0.803283	9,089	2.45	0.35 to 1.25	29.80	to	30.97
Year Ended 12/31/08	8,009	0.604143	to	0.613346	4,882	2.73	0.35 to 1.25	(40.20)	to	(39.66)

Russell Multi-Style Equity
Year Ended 12/31/12	136,545	$1.026015	to	$1.152089	$145,718	1.12%	0.35% to 1.25%	14.25%	to	15.28%
Year Ended 12/31/11	154,319	0.898065	to	0.999866	143,435	0.97	0.35 to 1.25	(2.77)	to	(1.89)
Year Ended 12/31/10	168,044	0.923622	to	1.019674	159,708	0.91	0.35 to 1.25	15.02	to	16.05
Year Ended 12/31/09	177,858	0.803032	to	0.879089	146,512	1.35	0.35 to 1.25	29.77	to	30.94
Year Ended 12/31/08	191,644	0.618811	to	0.671704	121,435	1.46	0.35 to 1.25	(41.31)	to	(40.77)

Russell Aggressive Equity
Year Ended 12/31/12	41,071	$1.518007	to	$1.806823	$65,861	1.07%	0.35% to 1.25%	14.39%	to	15.43%
Year Ended 12/31/11	45,738	1.317081	to	1.566133	63,933	0.49	0.35 to 1.25	(5.39)	to	(4.54)
Year Ended 12/31/10	49,169	1.381733	to	1.641396	72,510	0.47	0.35 to 1.25	23.33	to	24.44
Year Ended 12/31/09	51,426	1.111994	to	1.319681	61,405	0.53	0.35 to 1.25	29.77	to	30.94
Year Ended 12/31/08	54,685	0.850538	to	1.008404	50,448	0.86	0.35 to 1.25	(43.63)	to	(43.12)

Russell Non-U.S.
Year Ended 12/31/12	121,943	$1.141179	to	$1.446069	$150,569	1.76%	0.35% to 1.25%	18.32%	to	19.39%
Year Ended 12/31/11	131,481	0.957245	to	1.211791	137,040	1.67	0.35 to 1.25	(13.96)	to	(13.19)
Year Ended 12/31/10	132,110	1.104276	to	1.396534	160,280	0.90	0.35 to 1.25	10.04	to	11.03
Year Ended 12/31/09	131,019	0.996026	to	1.258399	144,613	2.87	0.35 to 1.25	24.92	to	26.04
Year Ended 12/31/08	134,983	0.791402	to	0.998879	119,368	0.00	0.35 to 1.25	(43.13)	to	(42.61)

Russell Core Bond
Year Ended 12/31/12	191,034	$1.888622	to	$2.120573	$383,159	2.34%	0.35% to 1.25%	7.02%	to	7.99%
Year Ended 12/31/11	157,342	1.764666	to	1.964588	293,631	3.20	0.35 to 1.25	3.39	to	4.32
Year Ended 12/31/10	139,961	1.706840	to	1.884222	251,280	3.80	0.35 to 1.25	8.66	to	9.64
Year Ended 12/31/09	126,290	1.570866	to	1.719494	208,775	4.70	0.35 to 1.25	14.38	to	15.41
Year Ended 12/31/08	130,191	1.373433	to	1.490712	187,831	4.00	0.35 to 1.25	(4.76)	to	(3.90)

Russell Global Real Estate Securities
Year Ended 12/31/12	117,644	$3.165381	to	$3.718411	$403,402	5.09%	0.35% to 1.25%	25.97%	to	27.11%
Year Ended 12/31/11	113,927	2.512877	to	2.929798	307,756	2.23	0.35 to 1.25	(8.20)	to	(7.37)
Year Ended 12/31/10	108,747	2.737367	to	3.167776	317,560	2.23	0.35 to 1.25	21.40	to	22.49
Year Ended 12/31/09	110,477	2.254880	to	2.590003	264,192	4.61	0.35 to 1.25	27.34	to	28.49
Year Ended 12/31/08	102,750	1.770725	to	2.018711	191,785	1.92	0.35 to 1.25	(37.48)	to	(36.91)

Russell LifePoints Moderate Strategy
Year Ended 12/31/12	72,636	$1.183568	to	$1.245535	$89,430	3.00%	0.35% to 1.25%	9.68%	to	10.68%
Year Ended 12/31/11	64,643	1.079083	to	1.125385	72,645	2.59	0.35 to 1.25	(1.12)	to	(0.23)
Year Ended 12/31/10	47,197	1.091278	to	1.127951	53,772	4.83	0.35 to 1.25	11.23	to	12.23
Year Ended 12/31/09	33,799	0.981117	to	1.005025	34,380	4.38	0.35 to 1.25	20.93	to	22.02
Year Ended 12/31/08	22,394	0.811324	to	0.823673	18,938	2.67	0.35 to 1.25	(20.97)	to	(20.25)

(1) Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2012

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest	Total Return, Lowest to Highest(1)

Russell LifePoints Balanced Strategy
Year Ended 12/31/12	207,549	$1.098181	to	$1.155731	$236,901	2.47%	0.35% to 1.25%	11.55%	to	12.56%
Year Ended 12/31/11	188,481	0.984507	to	1.026783	192,301	2.22	0.35 to 1.25	(3.60)	to	(2.74)
Year Ended 12/31/10	145,670	1.021321	to	1.055676	153,933	4.00	0.35 to 1.25	12.65	to	13.66
Year Ended 12/31/09	110,766	0.906670	to	0.928797	102,430	3.35	0.35 to 1.25	23.93	to	25.05
Year Ended 12/31/08	78,734	0.731582	to	0.742732	58,469	2.56	0.35 to 1.25	(28.18)	to	(27.53)

Russell LifePoints Growth Strategy
Year Ended 12/31/12	127,105	$1.006249	to	$1.058967	$131,181	2.03%	0.35% to 1.25%	12.79%	to	13.82%
Year Ended 12/31/11	115,069	0.892120	to	0.930416	105,326	1.91	0.35 to 1.25	(5.91)	to	(5.07)
Year Ended 12/31/10	91,110	0.948175	to	0.980061	88,063	3.13	0.35 to 1.25	13.64	to	14.66
Year Ended 12/31/09	70,930	0.834382	to	0.854740	60,105	2.57	0.35 to 1.25	26.99	to	28.14
Year Ended 12/31/08	51,096	0.657020	to	0.667030	34,314	1.78	0.35 to 1.25	(35.12)	to	(34.53)

Russell LifePoints Equity Growth Strategy
Year Ended 12/31/12	34,660	$0.912766	to	$0.960618	$32,795	1.73%	0.35% to 1.25%	14.24%	to	15.27%
Year Ended 12/31/11	34,891	0.799007	to	0.833341	28,667	1.53	0.35 to 1.25	(7.39)	to	(6.55)
Year Ended 12/31/10	29,716	0.862730	to	0.891768	26,230	2.95	0.35 to 1.25	13.67	to	14.69
Year Ended 12/31/09	24,551	0.759004	to	0.777533	19,010	1.43	0.35 to 1.25	29.20	to	30.37
Year Ended 12/31/08	20,777	0.587444	to	0.596398	12,444	0.63	0.35 to 1.25	(41.49)	to	(40.96)

6.	Subsequent Event

Northwestern Mutual has filed an application with the Securities and Exchange Commission (the “SEC”) seeking approval to substitute an unaffiliated mutual fund for the Commodities Return Strategy Portfolio (the “Commodities Portfolio”) as an investment option under the variable annuity insurance contracts issued by Northwestern Mutual (the “Substitution”). The date for completing the Substitution is subject to SEC approval which has not yet been received. The Commodities Portfolio is expected to dissolve immediately following the date of the Substitution. Northwestern Mutual or its affiliates will bear all expenses incurred in connection with the Substitution.

(1)	Total return includes deductions for management and other expenses; it excludes deduction for sales loads and other charges. Returns are not annualized for periods less than one year.

NML Variable Annuity Account B

Notes to Financial Statements

December 31, 2012

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company Board of Trustees and

Contract Owners of NML Variable Annuity Account B

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of NML Variable Annuity Account B and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money-Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Commodities Return Strategy Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-US Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division at December 31, 2012, and the results of each of their operations for the year then ended and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2012 by correspondence with Northwestern Mutual Series Fund, Inc., Neuberger Berman Advisers Management Trust, Fidelity Variable Insurance Products and the Russell Investment Funds, provide a reasonable basis for our opinion.

March 12, 2013

The following consolidated financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Contract.

The Northwestern Mutual Life Insurance Company

Consolidated Financial Statements

December 31, 2012, 2011 and 2010

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Financial Position

(in millions)

	December 31,
	2012	2011

Assets:
Bonds	$114,524	$103,753
Mortgage loans	24,346	22,804
Policy loans	15,789	15,147
Common and preferred stocks	4,266	7,420
Real estate	1,304	1,632
Other investments	11,356	11,047
Cash and temporary investments	2,393	2,421

Total investments	173,978	164,224

Due and accrued investment income	1,819	1,806
Net deferred tax assets	2,556	2,356
Deferred premium and other assets	2,721	2,603
Separate account assets	21,376	18,697

Total assets	$202,450	$189,686

Liabilities and surplus:
Reserves for policy benefits	$149,599	$140,917
Policyowner dividends payable	5,041	4,976
Interest maintenance reserve	1,224	1,112
Asset valuation reserve	3,216	3,349
Income taxes payable	507	605
Other liabilities	5,311	5,217
Separate account liabilities	21,376	18,697

Total liabilities	186,274	174,873

Surplus:
Surplus notes	1,750	1,750
Unassigned surplus	14,426	13,063

Total surplus	16,176	14,813

Total liabilities and surplus	$202,450	$189,686

The Accompanying Notes are an Integral Part of the Financial Statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Operations

(in millions)

	For the year ended December 31,
	2012	2011	2010

Revenue:
Premiums	$15,394	$14,618	$14,252
Net investment income	8,677	8,439	8,306
Other income	550	538	551

Total revenue	24,621	23,595	23,109

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	7,302	7,074	6,876
Net additions to policy benefit reserves	8,561	7,949	7,950
Net transfers to separate accounts	492	481	382

Total benefits	16,355	15,504	15,208

Commissions and operating expenses	2,609	2,437	2,320

Total benefits and expenses	18,964	17,941	17,528

Gain from operations before dividends and taxes	5,657	5,654	5,581

Policyowner dividends	5,045	4,973	4,861

Gain from operations before taxes	612	681	720
Income tax expense (benefit)	37	6	(224)

Net gain from operations	575	675	944
Net realized capital gains (losses)	208	(30)	(188)

Net income	$783	$645	$756

The Accompanying Notes are an Integral Part of the Financial Statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Cash Flows

(in millions)

	For the year ended December 31,
	2012	2011	2010

Beginning of year balance	$14,813	$14,385	$12,403

Net income	783	645	756

Change in net unrealized capital gains (losses)	379	(213)	1,278

Change in net deferred tax assets	315	242	(119)

Change in nonadmitted assets and other	(173)	(142)	(407)

Change in asset valuation reserve	133	(99)	(1,407)

Change in reserve valuation basis	(59)	-	131

Surplus note issuance	-	-	1,750

Change in accounting principle	(15)	(5)	-

Net increase in surplus	1,363	428	1,982

End of year balance	$16,176	$14,813	$14,385

The Accompanying Notes are an Integral Part of the Financial Statements.

The Northwestern Mutual Life Insurance Company

Consolidated Statements of Cash Flows

(in millions)

	For the year ended December 31,
	2012	2011	2010

Cash flows from operating activities:
Premiums and other income received	$11,211	$10,529	$10,169
Investment income received	8,901	8,537	8,309
Benefit payments to policyowners and beneficiaries	(7,702)	(7,336)	(7,206)
Net transfers to separate accounts	(474)	(459)	(355)
Commissions, expenses and taxes paid	(3,118)	(2,607)	(1,988)

Net cash provided by operating activities	8,818	8,664	8,929

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	52,715	44,677	37,109
Common and preferred stocks	7,360	8,618	7,301
Mortgage loans	3,581	2,974	3,190
Real estate	785	151	138
Other investments	1,733	1,725	1,453

	66,174	58,145	49,191

Cost of investments acquired:
Bonds	63,083	51,051	42,791
Common and preferred stocks	3,801	7,040	8,970
Mortgage loans	5,129	4,485	3,488
Real estate	192	233	247
Other investments	1,731	2,127	2,350

	73,936	64,936	57,846

Disbursement of policy loans, net of repayments	642	674	755

Net cash applied to investing activities	(8,404)	(7,465)	(9,410)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	-	-	1,750
Net inflows (outflows) on deposit-type contracts	113	(154)	56
Other cash applied	(555)	(552)	(2,007)

Net cash applied to financing and miscellaneous sources	(442)	(706)	(201)

Net increase (decrease) in cash and temporary investments	(28)	493	(682)

Cash and temporary investments, beginning of year	2,421	1,928	2,610

Cash and temporary investments, end of year	$2,393	$2,421	$1,928

The Accompanying Notes are an Integral Part of the Financial Statements.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

1.	Basis of Presentation

The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, “the Company”). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability and long-term care insurance products to the personal, business and estate markets throughout the United States of America.

The consolidated financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (“statutory basis of accounting”), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles (“GAAP”), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statements of operations, are defined differently, (5) majority-owned, non-insurance subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income and (7) no deferral of realized investment gains and losses is permitted. The effects on the Company’s financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

Certain accounting practices used by the Company vary from the Accounting Practices and Procedures Manual of the NAIC with the permission of the Office of the Commissioner of Insurance of the State of Wisconsin (“permitted practices”). Permitted practices are used in situations where the NAIC does not provide accounting guidance specific to a transaction entered into by the Company or where the Company and the Office of the Commissioner of Insurance of the State of Wisconsin (“OCI”) agree that an alternative accounting practice would be more appropriate based on the Company’s circumstances.

The Company currently utilizes permitted accounting practices for valuation of its oil and gas investments (see Note 3) and its investment in Frank Russell Company common stock (see Note 11).

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires management to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 15 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance policyowners, secured by the cash value of the related policies, and are reported at unpaid principal balance. Policy loans earn interest at either a fixed rate or at a variable rate that is reset annually, dependent on the related election made by the policyowner when applying for their policy. Some policies with a fixed rate loan provision permit the Company, at its discretion, to set an interest rate below that specified by the policy. Annual interest rates on policy loans ranged from 4.60% to 8.00% for loans outstanding at December 31, 2012. Policy loans have no stated maturity date, with repayment of principal made at the discretion of the policyowner. Policyowner dividends available on the portion of life insurance cash values that serve as collateral for policy loans are generally determined using the “direct recognition method,” whereby dividends on the loaned portion of such policies are calculated with reference to the interest rate charged on the policy loan. As a result, the Company considers the unpaid principal balance of policy loans to approximate fair value.

Temporary Investments

Temporary investments represent securities that had maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in stated-rate investment options through the Company’s general account. Separate account assets are generally reported at fair value based primarily on quoted market prices for the underlying investment securities. See Note 7 and Note 15 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Reserves for Policy Benefits

Reserves for policy benefits generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the OCI. These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 15 for more information regarding the Company’s reserves for policy benefits.

Policyowner Dividends

All life, disability and long-term care insurance policies and certain annuity policies issued by the Company are participating. Annually, the Company’s Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year, which are accrued and charged to operations when approved. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, use them to reduce

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

future premiums due, use them to purchase additional insurance benefits or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits are reported as premiums in the consolidated statements of operations but are not included in premiums received or benefit payments in the consolidated statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of actual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year.

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (“IMR”). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (“AVR”). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the consolidated statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary annuity contracts without life contingencies are deposit-type transactions and excluded from revenue in the consolidated statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest and dividends received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries and prepayment fees on bonds and mortgage loans. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to oil and natural gas investments, interest costs associated with securities lending and interest and issuance costs related to the Company’s surplus notes. See Note 3 for more information regarding net investment income and Note 14 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. See Note 9 for more information regarding the Company’s use of reinsurance.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, disability and long-term care benefits, as well as matured endowments and payments on supplementary annuity contracts that include life contingencies. Benefit payments on supplementary annuity contracts without life contingencies are deposit-type transactions and excluded from benefits in the consolidated statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Information Technology Equipment and Software

The cost of information technology (“IT”) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years. IT equipment and operating software assets of $35 million and $30 million at December 31, 2012 and 2011, respectively, are included in other assets in the consolidated statements of financial position and are net of accumulated depreciation of $233 million and $219 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statements of financial position. Depreciation expense for IT equipment and software totaled $67 million, $71 million and $80 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. The cost of furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the consolidated statements of financial position. Depreciation expense for furniture, fixtures and equipment totaled $7 million for each of the years ended December 31, 2012, 2011 and 2010.

Investment Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investment assets sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that management considers to be “other than temporary.” Realized capital gains and losses as reported in the consolidated statements of operations are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest-rate related capital gains or losses. See Note 3 for more information regarding realized capital gains and losses, including other-than-temporary valuation adjustments.

Unrealized capital gains and losses include currency translation adjustments or foreign-denominated bonds and changes in the fair value of common stocks and other equity investments and are reported net of any related changes in deferred taxes. Other changes in the Company’s equity method share of the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. Changes in unrealized capital gains and losses are reported in the consolidated

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

statements of changes in surplus. See Note 3 for more information regarding unrealized capital gains and losses.

Nonadmitted Assets

Certain assets are designated as “nonadmitted” on the statutory basis of accounting. Such assets, principally related to pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), deferred tax assets in excess of statutory limits and certain equity-method investments for which audits are not performed are excluded from assets and surplus in the consolidated statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the consolidated statements of changes in surplus.

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company does make bond, equity and other investments that are denominated in a foreign currency or issued by an entity doing business in another country. Investments denominated in a foreign currency are translated to U.S. dollars at each reporting date using then-current market foreign exchange rates. Translation gains or losses relating to fluctuations in market exchange rates are reported as a change in unrealized capital gains and losses until the related investment security is sold or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are translated to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Subsequent Events

Company management has evaluated events subsequent to December 31, 2012 through February 27, 2013, the date these consolidated financial statements were available to be issued. Based on this evaluation, it is management’s opinion that no events subsequent to December 31, 2012 have occurred that are material to the Company’s financial position at that date or the results of its operations for the periods then ended. On January 23, 2013 the Company announced prospective amendments to its employee defined benefit and employee postretirement benefit plans that will have material effects on its accounting for these plans beginning in 2013. See Note 8 for more information regarding these plan amendments.

Reclassifications

Certain amounts in prior year financial statements balances and footnote disclosures have been reclassified to conform to the current year presentation.

3.	Investments

Bonds

The Securities Valuation Office (“SVO”) of the NAIC evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost, less any valuation adjustment. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

estimated yield to maturity.

The statutory basis of accounting permits fair value disclosures for bonds to be based on valuations published by the SVO, quoted market prices, independent pricing services or internally-developed pricing models. The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 15 for more information regarding the fair value of the Company’s investments in bonds.

Statement value and fair value of bonds at December 31, 2012 and 2011, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2012	Reconciliation to Fair Value
	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
U.S. Government	$7,203	$1,393	$ (1)	$8,595
States, territories and possessions	677	135	-	812
Special revenue and assessments	24,183	1,375	(10)	25,548
All foreign governments	326	66	-	392
Hybrid securities	450	35	(36)	449
Industrial and miscellaneous	81,685	9,009	(212)	90,482

Total bonds	$114,524	$12,013	$ (259)	$126,278

December 31, 2011	Reconciliation to Fair Value
	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
U.S. Government	$7,444	$1,370	$ -	$8,814
States, territories and possessions	739	55	(4)	790
Special revenue and assessments	20,489	1,298	(16)	21,771
All foreign governments	353	61	-	414
Hybrid securities	559	22	(81)	500
Industrial and miscellaneous	74,169	6,556	(755)	79,970

Total bonds	$103,753	$9,362	$ (856)	$112,259

Bonds classified by the NAIC as “special revenue and assessments” consist primarily of government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as “industrial and miscellaneous” bond category consists primarily of notes issued by corporate entities, private utilities and structured securities not issued by government agencies.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Statement value of bonds by NAIC rating category at December 31, 2012 and 2011 was as follows:

December 31, 2012	NAIC Rating
	1	2	3	4	5	6	Total
	(in millions)
U.S. Government	$7,203	$-	$-	$-	$-	$-	$7,203
States, territories and possessions	677	-	-	-	-	-	677
Special revenue and assessments	24,080	28	31	44	-	-	24,183
All foreign governments	300	26	-	-	-	-	326
Hybrid securities	144	208	42	56	-	-	450
Industrial and miscellaneous	36,839	34,676	5,015	3,628	1,370	157	81,685

Total bonds	$69,243	$34,938	$5,088	$3,728	$1,370	$157	$114,524

December 31, 2011	NAIC Rating
	1	2	3	4	5	6	Total
	(in millions)
U.S. Government	$7,444	$-	$-	$-	$-	$-	$7,444
States, territories and possessions	719	20	-	-	-	-	739
Special revenue and assessments	20,445	11	33	-	-	-	20,489
All foreign governments	327	26	-	-	-	-	353
Hybrid securities	236	224	86	8	-	5	559
Industrial and miscellaneous	34,351	30,135	4,590	3,301	1,586	206	74,169

Total bonds	$63,522	$30,416	$4,709	$3,309	$1,586	$211	$103,753

Based on statement value, 91% of the Company’s bond portfolio was rated either 1 or 2 (i.e., was rated as “investment grade”) by the NAIC at each of December 31, 2012 and 2011.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Statement value and fair value of bonds by contractual maturity at December 31, 2012 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment premiums.

	Statement Value	Fair Value
	(in millions)
Due in one year or less	$2,454	$2,510
Due after one year through five years	26,466	28,460
Due after five years through ten years	35,269	39,335
Due after ten years	19,192	23,194

	83,381	93,499
Structured securities	31,143	32,779

Total bonds	$114,524	$126,278

The Company’s bond portfolio includes investments in structured securities, with a significant concentration in residential mortgage-backed securities issued by government agencies. Statement value and fair value of structured securities at December 31, 2012 and 2011, aggregated by investment grade or “below investment grade” (i.e., rated 3, 4, 5 or 6 by the NAIC), were as follows:

December 31, 2012	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Residential mortgage-backed:
Government agencies	$22,738	$23,783	$-	$-	$22,738	$23,783
Other prime	289	304	9	8	298	312
Other below-prime	163	167	41	42	204	209
Commercial mortgage-backed:
Government agencies	414	454	-	-	414	454
Conduit	1,902	2,003	136	97	2,038	2,100
Re-REMIC	514	561	31	32	545	593
Collateralized debt obligations	21	18	19	12	40	30
Other commercial mortgage-backed	61	70	9	8	70	78
Other asset-backed	4,594	5,015	202	205	4,796	5,220

Total structured securities	$30,696	$32,375	$447	$404	$31,143	$32,779

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

December 31, 2011	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Residential mortgage-backed:
Government agencies	$19,398	$20,589	$-	$-	$19,398	$20,589
Other prime	850	876	7	6	857	882
Other below-prime	314	305	70	58	384	363
Commercial mortgage-backed:
Government agencies	605	650	-	-	605	650
Conduit	2,211	2,304	238	141	2,449	2,445
Re-REMIC	343	367	54	51	397	418
Collateralized debt obligations	28	24	21	11	49	35
Other commercial mortgage-backed	67	74	7	7	74	81
Other asset-backed	4,529	4,934	465	497	4,994	5,431

Total structured securities	$28,345	$30,123	$862	$771	$29,207	$30,894

Based on statement value, 99% and 97% of the Company’s structured securities portfolio was rated as investment grade at December 31, 2012 and 2011, respectively.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method.

The statement value of mortgage loans by collateral property type and U.S. geographic location at December 31, 2012 and 2011 was as follows:

December 31, 2012	East	Midwest	South	West	Total
	(in millions)
Apartment	$2,092	$372	$1,556	$2,760	$6,780
Office	2,292	416	1,599	3,057	7,364
Retail	2,368	649	2,110	1,892	7,019
Warehouse/Industrial	468	231	493	1,083	2,275
Other	205	143	299	261	908

Total	$7,425	$1,811	$6,057	$9,053	$24,346

December 31, 2011	East	Midwest	South	West	Total
	(in millions)
Apartment	$1,995	$353	$1,456	$2,675	$6,479
Office	2,076	482	1,703	2,327	6,588
Retail	2,190	475	1,690	1,834	6,189
Warehouse/Industrial	464	368	515	1,263	2,610
Other	178	146	389	225	938

Total	$6,903	$1,824	$5,753	$8,324	$22,804

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

The statement value of mortgage loans by contractual maturity at December 31, 2012 is summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to prepay obligations with or without prepayment premiums.

Statement Value
(in millions)
Due in one year or less	$1,606
Due after one year through two years	1,262
Due after two years through five years	6,304
Due after five years through eight years	6,134
Due after eight years	9,040

$24,346

The maximum and minimum interest rates for mortgage loans originated during 2012 were 6.00% and 3.50%, respectively, while these rates during 2011 were 8.50% and 3.83%, respectively. The aggregate weighted-average ratio of amounts loaned to the fair value of collateral (“loan-to-value ratio”) for mortgage loans originated or refinanced during 2012 and 2011 was 60% and 59%, respectively, with a maximum of 100% for any single loan during each of 2012 and 2011. Mortgage loans that were refinanced at market rates to existing borrowers represented $1.1 billion and $0.8 billion of new loan originations for the years ended December 31, 2012 and 2011, respectively. Loans with a 100% loan-to-value (“LTV”) ratio at origination are made on a very limited basis and generally represent construction loans on build-to-suit properties. These loans are expected to be refinanced with conventional mortgage loans having a LTV ratio between 50% and 70% upon completion of construction. At December 31, 2012 and 2011, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 57% and 59%, respectively.

The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2012 and 2011 was as follows:

December 31, 2012	< 50%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$1,476	$4,485	$562	$257	$6,780
Office	2,175	4,513	626	50	7,364
Retail	1,607	4,876	497	39	7,019
Warehouse/Industrial	464	1,017	728	66	2,275
Other	127	635	74	72	908

Total	$5,849	$15,526	$2,487	$484	$24,346

December 31, 2011	< 50%	51%-70%	71%-90%	> 90%	Total
	(in millions)
Apartment	$1,478	$3,869	$1,022	$110	$6,479
Office	2,096	3,256	1,048	188	6,588
Retail	1,436	3,743	950	60	6,189
Warehouse/Industrial	490	997	937	186	2,610
Other	169	537	184	48	938

Total	$5,669	$12,402	$4,141	$592	$22,804

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

The aggregate statement value of mortgage loans with LTV ratios in excess of 100% was $104 million and $242 million at December 31, 2012 and 2011, respectively.

The estimated fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company’s real estate professionals. More frequent updates are performed if deemed necessary by changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 15 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a proposal by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, statutory accounting guidance requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company reported $9 million, $0 and $2 million of realized capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2012, 2011 and 2010, respectively. At December 31, 2012 and 2011, the Company had $68 million and $34 million, respectively, of principal outstanding on mortgage loans that were considered “restructured.”

In circumstances where management has deemed it probable that the Company will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in unrealized capital gains and losses in the consolidated statements of changes in surplus. If management later determines that the decline in value is other than temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowances at either December 31, 2012 or 2011.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with$3.6 billion and $6.6 billion of common stock included in the consolidated statements of financial position at December 31, 2012 and 2011, respectively. The statutory basis of accounting permits fair value for common stocks to be based on valuations published by the SVO, quoted market prices, independent pricing services or internally-developed pricing models. The fair value for publicly-traded common stocks is based primarily on quoted market prices. For private common stocks without quoted market prices, fair value is based upon internally-developed pricing models that utilize observable market data (such as prices for comparable public equities), external pricing sources (such as valuations by private equity firms holding controlling stakes in the underlying issuer) or internally-developed pricing

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

models. The equity method is generally used to report investments in common stock of unconsolidated non-insurance subsidiaries. Common and preferred stocks as reported in the consolidated statements of financial position do not include $7 million and $8 million of equity in unconsolidated subsidiaries that was nonadmitted at December 31, 2012 and 2011, respectively. See Note 11 regarding the Company’s investment in Frank Russell Company common stock and Note 15 for more information regarding the fair value of the Company’s investments in common stock.

Preferred stocks rated 1, 2 or 3 by the SVO are reported at amortized cost. Preferred stocks rated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. At December 31, 2012 and 2011, the consolidated statements of financial position included $657 million and $785 million, respectively, of preferred stocks. The statutory basis of accounting permits fair value for preferred stocks to be based on valuations published by the SVO, quoted market prices, independent pricing services or internally-developed pricing models. The fair value for preferred stocks is based primarily on internally-developed pricing models. See Note 11 regarding the Company’s investments in Frank Russell Company preferred stock and Note 15 for more information regarding the fair value of the Company’s investments in preferred stock.

Real Estate

Real estate investments are reported at cost, less any valuation adjustments, encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated based primarily on the capitalization of stabilized net operating income (for multi-family residential properties) or the present value of estimated future cash flow (for other commercial properties).

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2012 and 2011 was as follows:

December 31, 2012	East	Midwest	South	West	Total
	(in millions)
Apartment	$182	$28	$35	$235	$480
Office	67	358	145	22	592
Warehouse/Industrial	11	-	-	164	175
Other	52	-	5	-	57

Total	$312	$386	$185	$421	$1,304

December 31, 2011	East	Midwest	South	West	Total
	(in millions)
Apartment	$218	$73	$9	$240	$540
Office	82	412	147	172	813
Warehouse/Industrial	11	-	48	164	223
Other	51	-	5	-	56

Total	$362	$485	$209	$576	$1,632

The Company’s home office properties are included in the tables above (Office/Midwest) and had an aggregate statement value of $247 million and $255 million at December 31, 2012 and 2011, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (“JVs”) and limited liability companies (“LLCs”). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through a wholly-owned non-insurance investment holding company organized as a limited liability company. The statement value of other investments held directly or indirectly by the Company at December 31, 2012 and 2011 was as follows:

	December 31,
	2012	2011
	(in millions)
Securities partnerships and LLCs	$4,362	$4,273
Bonds	2,129	1,123
Real estate JVs, partnerships and LLCs	1,876	1,780
Real estate	905	1,043
Common and preferred stocks	604	996
Low income housing tax credit properties	412	405
Leveraged leases	276	276
Cash and temporary investments	168	735
Derivative instruments	106	156
Oil and gas investments	34	44
Other assets, net	484	216

Total	$11,356	$11,047

The aggregate statement value of other investments held indirectly through non-insurance investment holding companies was$5.9 billion at each of December 31, 2012 and 2011. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the consolidated statements of financial position using the equity method based on the Company’s share of the underlying entities’ audited GAAP-basis equity. Other investments as reported in the consolidated statements of financial position does not include $79 million and $55 million of equity in unconsolidated subsidiaries that was nonadmitted at December 31, 2012 and 2011, respectively. For securities partnerships and LLCs, bonds, common and preferred stocks, cash and temporary investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate-related investments (including JVs, partnerships and LLCs), tax credit properties and leveraged leases, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization.

Oil and gas investments are reported using the full cost method, under which all exploration and development costs, whether successful or not, are capitalized and amortized as a reduction of net investment income as oil and natural gas reserves are produced. This accounting method is permitted by the OCI, as the Accounting Practices and Procedures Manual of the NAIC does not provide accounting guidance for oil and gas investments.

See Note 4 for more information regarding the Company’s use of derivatives.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Net Investment Income

The sources of net investment income for the years ended December 31, 2012, 2011 and 2010 were as follows:

	For the year ended December 31,
	2012	2011	2010
	(in millions)

Bonds	$5,398	$5,382	$5,366
Mortgage loans	1,453	1,336	1,317
Policy loans	1,056	1,068	1,017
Common and preferred stocks	226	246	227
Real estate	195	235	210
Derivative instruments	29	26	24
Other investments	653	545	571
Amortization of IMR	189	119	37

Gross investment income	9,199	8,957	8,769
Less: investment expenses	522	518	463

Net investment income	$8,677	$8,439	$8,306

Accrued investment income more than ninety days past due is a nonadmitted asset and reported as a direct reduction of surplus in the consolidated statements of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made.

Realized Capital Gains and Losses

Realized capital gains and losses for the years ended December 31, 2012, 2011 and 2010 were as follows:

	For the year ended December 31, 2012			For the year ended December 31, 2011			For the year ended December 31, 2010
	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)	Realized Gains	Realized Losses	Net Realized Gains (Losses)
	(in millions)			(in millions)			(in millions)
Bonds	$786	$(397)	$389	$988	$(277)	$711	$766	$(711)	$55
Common and preferred stocks	756	(361)	395	884	(514)	370	581	(285)	296
Mortgage loans	-	(9)	(9)	2	(1)	1	-	(32)	(32)
Real estate	375	(69)	306	66	(4)	62	54	(9)	45
Other investments	237	(315)	(78)	318	(595)	(277)	413	(535)	(122)

Subtotal	$2,154	$(1,151)	1,003	$2,258	$(1,391)	867	$1,814	$(1,572)	242

Less: IMR gains (before taxes)			463			645			396
Less: Capital gains tax			332			252			34

Net realized capital gains (losses)			$208			$(30)			$(188)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Realized capital gains and losses are generally the result of normal investment trading activity. Realized capital gains from real estate investments for the year ended December 31, 2012 included a $297 million pretax gain from the sale of a single commercial office property in Seattle, Washington. Proceeds from the sale of bonds totaled $41 billion, $34 billion and $24 billion for the years ended December 31, 2012, 2011 and 2010, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify those that have experienced a decline in fair value that is “other than temporary.” Factors considered include the duration and extent to which fair value has been less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other than temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry segment credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on appraisal of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary valuation adjustment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Realized capital losses related to declines in fair value of investments that were considered to be other than temporary for the years ended December 31, 2012, 2011 and 2010 were as follows:

	For the years ended December 31,
	2012	2011	2010
Bonds, common and preferred stocks:	(in millions)
Structured securities	$(36)	$(37)	$(259)
Financial services	(42)	(38)	(65)
Consumer discretionary	(26)	(23)	(39)
Industrials	(35)	(7)	(24)
Energy	(30)	(22)	(4)
Other	(30)	(13)	(1)

Subtotal	(199)	(140)	(392)

Other investments:
Real estate and RE funds	(59)	(49)	(67)
Mortgage loans	(9)	-	(32)
Securities partnerships	-	-	(5)
Energy and transportation	-	(30)	-

Subtotal	(68)	(79)	(104)

Total	$(267)	$(219)	$(496)

In addition to the realized capital losses above, $42 million, $30 million and $23 million of other-than-temporary valuation adjustments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2012, 2011 and 2010, respectively. The decline in the Company’s equity in these subsidiaries resulting from these valuation adjustments is included in changes in net unrealized capital gains and losses in the consolidated statements of changes in surplus.

Other-than-temporary valuation adjustments on structured securities for the years ended December 31, 2012, 2011 and 2010, including the circumstances of the adjustment, were as follows:

	For the year ended December 31,
	2012	2011	2010
	(in millions)
Intent to sell	$-	$-	$(45)

Present value of cash flows expected to be collected is less than amortized cost basis	(36)	(37)	(214)

	$(36)	$(37)	$(259)

At December 31, 2012, the Company continued to hold structured securities with aggregate statement values and fair values of $103 million and $108 million, respectively, for which other-than-temporary valuation adjustments totaling $243 million had been recognized since the adoption of Statement of Statutory Accounting Principle No. 43R, Loan-backed and Structured Securities (“SSAP 43R”) during 2009. These valuation adjustments were necessary because the present value of expected cash flows was less than the amortized cost of the security.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Unrealized Capital Gains and Losses

Changes in net unrealized capital gains and losses for the years ended December 31, 2012, 2011 and 2010 were as follows:

	For the years ended December 31,
	2012	2011	2010
	(in millions)
Bonds	$165	$(89)	$(16)
Common and preferred stocks	10	(550)	1,286
Other investments	279	248	359

	454	(391)	1,629
Change in deferred taxes	(75)	178	(351)

Change in net unrealized capital gains (losses)	$379	$(213)	$1,278

Unrealized capital gains and losses include currency translation adjustments on foreign-denominated bonds and changes in the fair value of common stocks and other investments. Other changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated non-insurance subsidiaries are also reported as changes in unrealized capital gains and losses. Net unrealized capital gains (losses) for the years ended December 31, 2012, 2011 and 2010 included $(323) million, $(204) million and $(265) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries. The Company’s share of the earnings or losses of these subsidiaries is reported as a change in unrealized capital gains and losses when earned under the equity method of accounting. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net gains are reversed.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value had declined and remained below cost at December 31, 2012 and 2011 were as follows:

	December 31, 2012
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)
Bonds	$5,388	$5,296	$(92)	$1,513	$1,198	$(315)
Common and preferred stocks	326	303	(23)	380	315	(65)

Total	$5,714	$5,599	$(115)	$1,893	$1,513	$(380)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

	December 31, 2011
	Decline For Less Than 12 Months			Decline For Greater Than 12 Months
	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)
Bonds	$8,701	$8,198	$(503)	$3,134	$2,501	$(633)
Common and preferred stocks	2,034	1,786	(248)	408	303	(105)

Total	$10,735	$9,984	$(751)	$3,542	$2,804	$(738)

During 2012, the aggregate amount by which the fair value of bonds summarized above was below cost decreased, due primarily to a reduction in risk-free market interest rates and narrowing of market credit spreads. The vast majority of these bonds are current on contractual interest and principal payments and are otherwise performing according to their contractual terms at December 31, 2012. The decrease in the aggregate amount by which the fair value of common and preferred stocks was below cost was due primarily to market appreciation during 2012. Based on the results of the impairment review process described above, management considers these declines in fair value to be temporary based on current facts and circumstances.

At December 31, 2012 and 2011, the statement value of structured securities in an unrealized capital loss position for greater than 12 months were $219 million and $369 million, respectively, while structured securities in an unrealized capital loss position for less than 12 months were $10 million and $23 million, respectively.

Securities Lending

The Company participates in securities lending programs whereby general account investment securities are loaned to third parties, primarily major brokerage firms. These lending programs are intended to enhance the yield of the Company’s investment portfolio.

At December 31, 2012 and 2011, the aggregate statement value of loaned securities was $0.8 billion and $1.2 billion, respectively, while the aggregate fair value of these loaned securities was$0.8 billion and $1.3 billion, respectively. All of the securities on loan at December 31, 2012 and 2011 were bonds.

The Company manages counterparty and other risks associated with its securities lending program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 102% of the market value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received. At December 31, 2012 and 2011, securities lending collateral held by the Company was$0.8 billion and $1.3 billion, respectively, which is reported at amortized cost as described below. The offsetting liability of $0.8 billion and $1.3 billion, reflecting the obligation to return the collateral, is reported in other liabilities in the consolidated statements of financial position at December 31, 2012 and 2011, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

The following table summarizes the terms of securities lending arrangements outstanding at December 31, 2012 and 2011.

	December 31,
	2012	2011
	(in millions)

Open terms	$816	$917
30 days or less	-	80
31-60 days	-	334

Total	$816	$1,331

The amortized cost, fair value and remaining term to maturity of reinvested securities lending collateral held by the Company at December 31, 2012 and 2011 were as follows:

	December 31,
	2012		2011
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in millions)

30 days or less	$286	$286	$666	$666
31-60 days	18	18	2	2
61-90 days	60	60	67	67
91-120 days	14	14	115	115
121-180 days	110	110	61	61
181-365 days	4	4	126	127
1-2 years	244	246	176	175
2-3 years	25	25	107	102
Greater than 3 years	56	56	6	6

Total	$817	$819	$1,326	$1,321

At December 31, 2012, the consolidated statements of financial position included $365 million in bonds and $452 million in cash and temporary investments related to the collateral assets summarized above. At December 31, 2011, the consolidated statements of financial position included $848 million in bonds and $478 million in cash and temporary investments related to these collateral assets.

There were no securities on loan within the separate accounts at either December 31, 2012 or 2011.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate (or “hedge”) the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (e.g., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

In addition to hedging, the Company uses derivatives for the purpose of investment replication. A replication is a derivative transaction that, when entered into in conjunction with other cash market investments, replicates the risk and reward characteristics of otherwise permissible investment positions. Derivatives used as part of a replication are reported on a basis consistent with the investment position being replicated (e.g., at amortized cost or fair value).

The Company also uses derivatives for income generation purposes. These instruments are reported on a basis consistent with the accounting treatment that would be used for the covering asset or underlying interest to which the derivative relates (e.g., at amortized cost or fair value). The cash premium received by the Company at the inception of the contract is deferred until maturity of the contract or its exercise by the counterparty (if the term of the derivative is less than one year) or amortized over the life of the contract (if the term of the derivative is greater than one year).

The fair value of derivative instruments is based on quoted market prices, when available. In the absence of quoted market prices, fair value is estimated using third-party or internally-developed pricing models.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support agreements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. At December 31, 2012 and 2011, the Company held $164 million and $243 million, respectively, of collateral under these agreements. The collateral is reported as cash and temporary investments in the consolidated statements of financial position, with a corresponding liability reflecting the Company’s obligation to return the collateral reported as other liabilities.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow hedges, with the related derivative instrument reported at amortized cost (if any) in the consolidated statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness. For the years ended December 31, 2012, 2011 and 2010, there were no gains or losses recorded with respect to derivatives that ceased to qualify for cash flow hedge accounting or for which the Company removed the cash flow hedge accounting designation.

Foreign currency covers are used to mitigate foreign exchange risk pending settlement of executed trades for investments denominated in foreign currencies. Foreign currency covers obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a specified exchange rate at a future date. Foreign exchange gains or losses on these contracts are reported as an adjustment to the cost basis of the hedged foreign investment.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to five years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies over a period of up to thirteen years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds for U.S. dollar-denominated payments, based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the consolidated statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified bond at a specified price at a future date.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

Foreign currency futures are used to mitigate the foreign exchange risk of investments in portfolios of foreign securities. Foreign currency futures obligate the Company to exchange a specified amount of a foreign currency at a specified rate on a future date.

Equity total return swaps are used to mitigate market risk for investments in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Purchased credit default swaps are used to mitigate the credit risk for investments in bonds issued by specific debtors. Credit default swaps provide the Company an option to put a specific bond to a counterparty at par in the event of a “credit event” encountered by the bond issuer. A credit event is generally defined as a bankruptcy, failure to make required payments or acceleration of issuer obligations under the terms of the bond.

Investment Replications

Fixed income futures replications are used in conjunction with the purchase of cash market instruments to manage the duration of investment in portfolios of fixed income securities and to mitigate interest rate risk for such portfolios. Fixed income futures replications are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was $0 and $9 million during 2012 and 2011, respectively.

Interest rate swap replications are used to replicate a bond investment through the use of cash market instruments combined with interest rate swaps. Interest rate swap replications, including the derivative components, are reported at amortized cost. The average fair value of open contracts was $3 million and $7 million during 2012 and 2011, respectively.

Equity total return swap replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Equity total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable equity index return and a specified fixed rate of return applied to the notional amount of the contract. Equity total return swaps are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was $4 million and $(1) million during 2012 and 2011, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Equity index futures replications are used in conjunction with the purchase of cash market instruments to replicate investment in portfolios of common stocks and other equity securities. Equity index futures replications are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was $0 and $17 million during 2012 and 2011, respectively.

Income Generation

Written equity call options (covered) are used to generate income in exchange for potential future gains on a specific common stock owned by the Company. The Company receives a cash premium at the inception of the contract, and the counterparty has the right (but not the obligation) to purchase the underlying security from the Company at a specified price at any time during the term of the contract. Written equity call options are reported at fair value, with changes in fair value reported as a change in unrealized capital gains or losses until the contracts mature or are exercised by the counterparty, at which time a realized capital gain or loss is recognized. The average fair value of open contracts was$0 and $(18) million during 2012 and 2011, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

The effects of the Company’s use of derivative instruments on the consolidated statements of financial position at December 31, 2012 and 2011 were as follows:

	December 31, 2012
	Notional	Statement Value		Fair Value
	Amount	Assets	Liabilities	Assets	Liabilities
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$950	$10	$-	$137	$-
Interest rate swaps	52	-	-	14	-
Foreign exchange contracts:
Foreign currency swaps	999	20	(100)	22	(61)
Foreign currency covers	-	-	-	-	-
Derivatives not designated as hedging instruments:
Interest rate contracts:
Swaptions	2,441	67	-	67	-
Fixed income futures	811	5	-	5	-
Foreign exchange contracts:
Foreign currency forwards	871	1	(20)	1	(20)
Foreign currency futures	3	-	-	-	-
Equity contracts:
Equity total return swaps	101	-	(1)	-	(1)
Equity index futures	-	-	-	-	-
Credit contracts:
Purchased credit default swaps	138	-	(2)	-	(2)
Investment Replications:
Interest rate contracts:
Interest rate swaps	-	-	-	-	-
Equity contracts:
Equity total return swaps	167	3	-	3	-

Income Generation:
Equity contracts:
Written equity call options (covered)	-	-	-	-	-

Total derivatives		$106	$(123)	$249	$(84)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

	December 31, 2011
	Notional	Statement Value		Fair Value
	Amount	Assets	Liabilities	Assets	Liabilities
	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$1,025	$11	$-	$142	$-
Interest rate swaps	52	-	-	15	-
Foreign exchange contracts:
Foreign currency swaps	937	23	(79)	40	(41)
Foreign currency covers	11	-	-	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Swaptions	2,354	81	-	81	-
Fixed income futures	2,880	-	-	-	-
Foreign exchange contracts:
Foreign currency forwards	1,496	38	(7)	38	(7)
Equity contracts:
Equity total return swaps	20	-	-	-	-
Equity index futures	-	-	-	-	-
Credit contracts:
Purchased credit default swaps	201	1	(3)	1	(3)

Investment Replications:
Interest rate contracts:
Interest rate swaps	150	-	-	8	-
Fixed income futures	32	-	-	-	-
Equity contracts:
Equity total return swaps	182	2	-	2	-
Equity index futures	-	-	-	-	-

Income Generation:
Equity contracts:
Written equity call options (covered)	3	-	-	-	-

Total derivatives		$156	$(89)	$327	$(51)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Prior to 2012, the Company offset the statement values for derivatives executed with the same counterparty under the same master netting agreement. As of December 31, 2012, the Company began reporting statement value on a gross basis (i.e., as other investments and other liabilities) in the consolidated statements of financial position. Derivative investments reported as other investments and other liabilities at December 31, 2011 include a $41 million reclassification to conform with the new gross basis of reporting.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

The effects of the Company’s use of derivative instruments on the consolidated statements of operations and changes in surplus for the years ended December 31, 2012, 2011 and 2010 were as follows:

	For the year ended December 31, 2012

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income

	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$30
Interest rate swaps	-	-	-
Foreign exchange contracts:
Foreign currency swaps	(22)	-	4
Foreign currency covers	-	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Swaptions	(25)	-	(7)
Fixed income futures	45	(131)	-
Foreign exchange contracts:
Foreign currency forwards	(50)	24	-
Foreign currency futures	-	-	-
Equity contracts:
Equity total return swaps	(1)	(11)	-
Equity index futures	-	(5)	-
Credit contracts:
Purchased credit default swaps	(1)	-	(2)

Investment Replications:
Interest rate contracts:
Interest rate swaps	-	7	4

Equity contracts:
Equity total return swaps	2	33	-

Income Generation:
Equity contracts:
Written equity call options (covered)	-	-	-

Total derivatives	$(52)	$(83)	$29

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

	For the year ended December 31, 2011

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income

	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$29
Interest rate swaps	-	-	3
Foreign exchange contracts:
Foreign currency swaps	51	(28)	-
Foreign currency covers	-	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Swaptions	(35)	-	(7)
Fixed income futures	(72)	(141)	-
Foreign exchange contracts:
Foreign currency forwards	29	(23)	-
Equity contracts:
Equity total return swaps	8	(11)	-
Equity index futures	2	(10)	-
Credit contracts:
Purchased credit default swaps	2	-	(3)

Investment Replications:
Interest rate contracts:
Interest rate swaps	-	-	4
Fixed income futures	4	8	-
Equity contracts:
Equity total return swaps	(25)	15	-
Equity index futures	-	2	-

Income Generation:
Equity contracts:
Written equity call options (covered)	15	(1)	-

Total derivatives	$(21)	$(189)	$26

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

	For the year ended December 31, 2010

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income

	(in millions)
Derivatives designated as hedging instruments:
Interest rate contracts:
Interest rate floors	$-	$-	$27
Interest rate swaps	-	-	3
Foreign exchange contracts:
Foreign currency swaps	(21)	-	-

Derivatives not designated as hedging instruments:
Interest rate contracts:
Swaptions	7	-	(6)
Fixed income futures	36	(31)	-
Foreign exchange contracts:
Foreign currency forwards	(8)	(12)	-
Equity contracts:
Equity total return swaps	(7)	(26)	-
Equity index futures	(2)	(23)	-
Credit contracts:
Purchased credit default swaps	3	-	(3)

Investment Replications:
Interest rate contracts:
Interest rate swaps	-	-	4
Fixed income futures	(3)	3	-
Equity contracts:
Equity total return swaps	25	4	(1)
Equity index futures	-	(2)	-

Income Generation:
Equity contracts:
Written equity call options (covered)	(15)	-	-

Total derivatives	$15	$(87)	$24

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

5.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
	(in millions)
Life insurance reserves	$133,545	$125,983
Annuity reserves	5,572	5,262
Disability and long-term care unpaid claims and claim reserves	4,422	4,254
Disability and long-term care active life reserves	3,538	3,009
Deposit funds	2,522	2,409

Total reserves for policy benefits	$149,599	$140,917

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner’s Reserve Valuation Method (“CRVM”) using the 1958, 1980 or 2001 CSO mortality tables with valuation interest rates ranging from 3.50% to 5.50%. Other life insurance reserves are based primarily on the net level premium method, using various mortality tables at interest rates ranging from 2.00% to 4.50%. As of December 31, 2012, the Company had $1.4 trillion of total life insurance in force, including $9.0 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated in pricing and use mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

As of January 1, 2010, the Company implemented the preferred mortality components of the 2001 CSO mortality table for the calculation of basic and deficiency reserves for term life insurance policies issued during 2006 and 2005. This change in reserve valuation basis resulted in a $131 million decrease in reserves that is reported as a direct increase to surplus in the consolidated statements of changes in surplus for the year ended December 31, 2010.

Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Additional premiums are charged for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

Each year, the Company must perform asset adequacy testing to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. This testing resulted in an additional increase in certain life insurance reserves of $1 million, $1 million and $0 for the years ended December 31, 2012, 2011 and 2010, respectively. These reserve increases were reported as an increase in reserves in the consolidated statements of operations.

Annuity Reserves

Deferred annuity reserves on policies issued since 1985 are based primarily on the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) with valuation interest rates ranging from 3.50% to 6.25%. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments with valuation interest rates ranging from 3.50% to 7.50%. Changes in future policy benefit reserves on supplementary contracts without life contingencies are deposit-type transactions and excluded from net additions to policy benefit reserves in the consolidated statements of operations.

At December 31, 2012 and 2011, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit liabilities were as follows:

	December 31,

	General Account		Separate Accounts		Total
	2012	2011	2012	2011	2012	2011
	(in millions)
Subject to discretionary withdrawal
- with market value adjustment	$839	$ 914	$-	$-	$839	$914
- at book value less surrender charge of 5% or more	577	575	-	-	577	575
- at fair value	-	-	12,548	10,808	12,548	10,808
- at book value without adjustment	4,123	3,873	-	-	4,123	3,873

Not subject to discretionary withdrawal	2,555	2,309	3,771	3,286	6,326	5,595

Total annuity reserves and deposit liabilities	$8,094	$ 7,671	$16,319	$14,094	$24,413	$21,765

Asset adequacy testing resulted in an additional increase in annuity reserves of $13 million, $33 million and $10 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

These reserve increases were reported as an increase in reserves in the consolidated statements of operations.

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability policies are based on the present value of expected benefit payments, primarily using the 1985 Commissioner’s Individual Disability Table A (“CIDA”) modified for Company experience, with valuation interest rates ranging from 3.00% to 5.50%. Unpaid claims and claim reserves for long-term care policies are based on the present value of expected benefit payments using industry-based morbidity experience with valuation interest rates ranging from 4.00% to 4.50%.

Reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies were $4.4 billion and $4.3 billion at December 31, 2012 and 2011, respectively. Changes in these reserves for the years ended December 31, 2012 and 2011 were as follows:

	For the year ended December 31,
	2012	2011
	(in millions)

Balance at January 1	$4,254	$4,098
Incurred related to:
Current year	647	590
Prior years	76	93

Total incurred	723	683
Paid related to:
Current year	(22)	(20)
Prior years	(533)	(507)

Total paid	(555)	(527)

Balance at December 31	$4,422	$4,254

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience.

Active life reserves for disability policies issued since 1987 are based primarily on the two-year preliminary term method using the 1985 CIDA for morbidity with a 4.00% valuation interest rate. Active life reserves for prior disability policies are based on the net level premium method, using the 1964 Commissioner’s Disability Table for morbidity with valuation interest rates ranging from 3.00% to 4.00%.

Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience. For policies issued prior to March 2002, reserves are based on a 4.00% valuation interest rate and total terminations based on the 1983 Individual Annuitant Mortality table without lapses. For policies issued from March 2002 through September 2010, minimum reserves are based on valuation interest rates of 4.00% or 4.50% and total terminations based on the 1994 Group Annuity Mortality table with lapses. For policies issued after September

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

2010, reserves are based on a 4.00% valuation interest rate and total terminations based on the 1994 Group Annuity Mortality table with lapses. A separate calculation is performed using valuation interest rates ranging from 4.87% to 5.60% and assuming no lapses. Reserves from the separate calculation are compared in the aggregate to the minimum reserves as calculated above and the greater of the two is reported.

For valuations prior to 2012, the Company utilized the 1983 Individual Annuity Mortality table, the 1983 Group Annuity Mortality table, or the 1994 Group Annuity Mortality table for the calculation of minimum reserves for policies. At January 1, 2012, use of the 1983 Group Annuity Mortality table to calculate minimum reserves for policies issued from March 2002 through 2004 was replaced with a calculation using only the 1994 Group Annuity Mortality table and assumptions regarding interest rates and claim costs were adjusted to reflect current expectations. These changes in reserve valuation bases resulted in a $59 million increase in reserves that is reported as a direct decrease to surplus in the consolidated statements of changes in surplus for the year ended December 31, 2012.

Asset adequacy testing resulted in an additional increase in long-term care reserves of $165 million for the year ended December 31, 2012. The reserve increase was reported as an increase in reserves in the consolidated statements of operations. There were no additions to long-term care reserves related to asset adequacy testing for either of the years ended December 31, 2011 or 2010.

Deposit Funds

Deposit funds primarily represent reserves for supplementary annuity contracts without life contingencies and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment, through a payment plan consisting of a series of scheduled payments or by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). If the beneficiary does not affirmatively choose either the second or third option above, the proceeds are automatically paid to the beneficiary in a single lump sum. If the beneficiary chooses a Northwestern Access Fund account, the beneficiary receives negotiable drafts that they can use to access the balance in this account at their discretion. The total reserve liability for Northwestern Access Fund account balances held by the Company on behalf of beneficiaries was $0.8 billion and $0.9 billion at December 31, 2012 and 2011, respectively. Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments.

Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates. Northwestern Access Fund accounts were credited with interest at annual rates ranging from 0.02% to 3.50% during 2012 and 0.01% to 3.50% during 2011. The Company does not charge beneficiaries any fee to establish or maintain a Northwestern Access Fund account. Fees may be assessed for special account services such as stop-payment requests, drafts returned for insufficient funds or wire transfers.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

charges and interest and are reported as an asset in the consolidated statements of financial position.

Deferred and uncollected premiums at December 31, 2012 and 2011 were as follows:

	December 31, 2012		December 31, 2011
	Gross	Net	Gross	Net
	(in millions)

Ordinary new business	$221	$84	$212	$82
Ordinary renewal	2,112	1,727	2,026	1,666

Total deferred and uncollected premiums	$2,333	$1,811	$2,238	$1,748

7.	Separate Accounts

Separate account liabilities by withdrawal characteristic at December 31, 2012 and 2011 were as follows:

	Variable Life		Variable Annuities		Total
	December 31,
	2012	2011	2012	2011	2012	2011
	(in millions)
Subject to discretionary withdrawal	$4,969	$4,488	$12,548	$10,808	$ 17,517	$15,296
Not subject to discretionary withdrawal	-	-	3,771	3,286	3,771	3,286

Total separate account reserves	$4,969	$4,488	$16,319	$14,094	21,288	18,582

Non-policy liabilities					88	115

Total separate account liabilities					$ 21,376	$18,697

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (“GMDB”) underwritten by the Company. The maximum potential cost of these guarantees at December 31, 2012 and 2011 was $62 million and $188 million, respectively, which represents the aggregate difference between guaranteed values and otherwise available values for all variable products for which the guaranteed value was greater at the respective reporting dates. Because these benefits are only available upon the death of the annuitant or insured, reserves for these benefits are based upon NAIC-prescribed actuarial methods that take into account, among other factors, the likelihood of death based on standard mortality tables. General account reserves for policy benefits included $20 million and $19 million attributable to GMDB at December 31, 2012 and 2011, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.8 billion, $1.8 billion and $1.7 billion for the years ended December 31, 2012, 2011 and 2010, respectively. These amounts are reported as premiums in the consolidated statements of operations. The subsequent transfer of these premiums to the separate accounts is reported as transfers to separate accounts in the consolidated statements of operations, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners.

Following are amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s NAIC Separate Account Annual Statement, which agree with the amounts reported as net transfers to separate accounts in the consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010.

	For the year ended December 31,
	2012	2011	2010
	(in millions)
From Separate Account Annual Statement:
Transfers to separate accounts	$1,982	$1,909	$1,819
Transfers from separate accounts	(1,490)	(1,428)	(1,437)

Net transfers to separate accounts	$492	$481	$382

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (“ERISA”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company contributed $130 million and $145 million to the qualified employee retirement plan during the years ended December 31, 2012 and 2011, respectively.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. The Company pays the entire cost of retiree life insurance coverage, while retirees may pay premiums to offset a portion of the cost of the health plan.

Aggregate plan assets and projected benefit obligations of the defined benefit pension plans and postretirement benefit plans at December 31, 2012 and 2011, and changes in assets and obligations for the years then ended, were as follows:

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

	Defined Benefit Plans		Postretirement Benefit Plans
	2012	2011	2012	2011
	(in millions)
Fair value of plan assets at January 1	$3,084	$2,992	$67	$73
Changes in plan assets:
Actual return on plan assets	411	20	9	-
Company contributions	130	145	-	-
Actual plan benefits paid	(80)	(73)	(6)	(6)

Fair value of plan assets at December 31	$3,545	$3,084	$70	$67

Projected benefit obligation at January 1	$3,720	$2,878	$498	$415
Changes in benefit obligation:
Service cost of benefits earned	131	100	38	26
Interest cost on projected obligations	166	164	21	23
Projected gross plan benefits paid	(97)	(89)	(24)	(23)
Projected Medicare Part D reimbursement	-	-	2	2
Experience losses	375	667	2	55

Projected benefit obligation at December 31	$4,295	$3,720	$537	$498

Plan assets consist of a share of a group annuity separate account (“GASA”) issued by the Company, which invests primarily in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed for the sole benefit of the plans’ participants.

While significant exposure to public equity securities is warranted by the long-term duration of expected benefit payments, diversification across asset classes is maintained to provide a risk/reward profile consistent with the objectives of the plans’ participants. Diversified equity investments are subject to an aggregate maximum exposure of 75% of total assets, with holdings in any one issuer not to exceed 1% of total assets. Asset mix is rebalanced regularly to maintain holdings within target asset allocation ranges. The measurement date for plan assets is December 31, with the fair value of plan assets based primarily on quoted market prices.

The target asset allocations and the actual allocation of the plans’ investments on a fair value basis at December 31, 2012 and 2011 were as follows:

	2012		2011
	Target Allocation	Actual Allocation	Target Allocation	Actual Allocation

Bonds	34%	33%	34%	35%
Equity securities	65%	60%	65%	63%
Other investments	1%	7%	1%	2%

Total assets	100%	100%	100%	100%

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

At each of December 31, 2012 and 2011, other investments are comprised of cash and temporary investments.

The projected benefit obligation (“PBO”) represents the actuarial net present value of estimated future benefit obligations. For defined benefit plans, PBO includes assumptions for future salary increases for active employees. The accumulated benefit obligation (“ABO”) is similar to the PBO, but is based only on current salaries with no assumption of future salary increases. The aggregate ABO for the defined benefit plans was $3.7 billion and $3.2 billion at December 31, 2012 and 2011, respectively.

The PBO and ABO amounts above represent the estimated future benefit obligations due to vested participants only, as required by the statutory basis of accounting as of December 31, 2012. The estimated present value of additional future obligations for participants that have not yet vested in the defined benefit plans and the postretirement benefit plans at December 31, 2012 and 2011 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans
	2012	2011	2012	2011
	(in millions)
PBO	$73	$87	$301	$302
ABO	61	60	-	-

The assumptions used in estimating the projected benefit obligations at December 31, 2012, 2011 and 2010 and the net benefit cost for the years then ended were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2012	2011	2010	2012	2011	2010
Projected benefit obligation:
Discount rate	4.00%	4.50%	5.75%	4.00%	4.50%	5.75%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Net periodic benefit cost:
Discount rate	4.50%	5.75%	6.25%	4.50%	5.75%	6.25%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	7.50%	7.50%	8.00%	7.50%	7.50%	8.00%

The long-term rate of return on plan assets is estimated assuming a target allocation of plan investments among asset classes, with expected returns by asset class based on several factors including economic projections, third-party research, long-term historical returns and correlations among asset classes. The Company currently anticipates that a long-term rate of return assumption of 6.75% will be used in the calculation of net periodic benefit cost beginning in 2013.

The PBO for postretirement benefits at December 31, 2012 assumed an annual increase in future retiree medical costs of 7.0%, grading down to 5.0% over four years and remaining level thereafter. At December 31, 2011, the comparable assumption was for an annual increase in

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

future retiree medical costs of 7.5% grading down to 5.0% over five years and remaining level thereafter. A greater increase in the assumed health care cost trend of 1.0% in each year would increase the accumulated postretirement benefit obligation at December 31, 2012 by $63 million and net periodic postretirement benefit expense for the year ended December 31, 2012 by $8 million. A decrease in the assumed health care cost trend of 1.0% in each year would reduce the accumulated postretirement benefit obligation as of December 31, 2012 and net periodic postretirement benefit expense for the year ended December 31, 2012 by the same amounts.

During 2010, the Patient Protection and Affordable Care Act (“PPACA”) and the Health Care and Education Reconciliation Act of 2010, which amended certain provisions of the PPACA, were enacted. The new laws created an excise tax beginning in 2018 on health plans that have an aggregate value to the participants greater than a threshold amount. Absent any prospective changes to benefits under the plan, the potential future impact on the Company’s PBO for postretirement medical benefit of this new excise tax is estimated to be an increase of $47 million. The new laws also revoked the non-taxable status of the prescription drug subsidies offered to companies that maintain retiree health plans that are actuarially equivalent to the Medicare Part D benefit. The Company previously recorded deferred tax assets based on the expectation of this tax benefit. As a result, the related deferred tax assets of $11 million were eliminated as a direct reduction of surplus for the year ended December 31, 2010 to reflect the expected future income tax on the subsidy.

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2012 and 2011:

	Defined Benefit Plans		Postretirement Benefit Plans
	2012	2011	2012	2011
	(in millions)
Fair value of plan assets	$3,545	$3,084	$70	$67
Projected benefit obligation	4,295	3,720	537	498

Funded status	(750)	(636)	(467)	(431)
Unrecognized net experience losses	1,620	1,509	180	188
Unrecognized prior service cost	1	1	(4)	(4)
Unrecognized initial net asset	(475)	(515)	-	-
Additional minimum liability	(73)	(37)	-	-
Nonadmitted asset	(920)	(851)	-	-

Financial statement liability	$(597)	$(529)	$(291)	$(247)

The projected benefit obligation for defined benefit plans shown above included $685 million and $584 million related to nonqualified, unfunded plans at December 31, 2012 and 2011, respectively. In the aggregate, the fair value of qualified defined benefit plan assets represented 98% of the projected benefit obligations of these qualified plans at each of December 31, 2012 and 2011.

Unrecognized net experience gains or losses represent cumulative amounts by which plan experience for return on plan assets or growth in projected benefit obligations have varied from related assumptions. These differences accumulate without recognition in the Company’s

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

financial statements unless they exceed 10% of plan assets or 10% of the projected benefit obligation, whichever is greater. If they exceed this limit, they are amortized into net periodic benefit cost over the remaining average years of service until retirement of the plan participants, which is currently fourteen years for employee plans and twelve years for financial representative plans. Unrecognized net experience losses primarily reflect the impact of reductions in the PBO discount rate, including a total of $1.2 billion of net experience losses related to reductions in the discount rate from 5.75% at December 31, 2010 to 4.00% at December 31, 2012.

Unrecognized initial net asset represents the amount by which the fair value of plan assets exceeded the projected benefit obligation for funded pension plans upon the adoption of new statutory accounting guidance for defined benefit plans at January 1, 2001. The Company has elected not to record a direct increase to surplus for this excess, electing instead to amortize this unrecognized initial net asset on a discretionary basis as a reduction of net periodic benefit cost until exhausted.

An additional minimum liability is required if a plan’s ABO exceeds plan assets or related financial statement liabilities. This additional liability was $73 million, $37 million and $14 million at December 31, 2012, 2011 and 2010, respectively. Changes in the additional minimum liability are reported as a direct adjustment to surplus in the consolidated statements of changes in surplus.

Any net pension assets for funded plans are nonadmitted and are thereby excluded from assets and surplus in the consolidated statements of financial position.

The components of net periodic benefit cost for the years ended December 31, 2012, 2011 and 2010 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2012	2011	2010	2012	2011	2010
	(in millions)
Components of net periodic benefit cost:
Service cost of benefits earned	$131	$100	$84	$38	$26	$26
Interest cost on projected obligations	166	164	154	21	23	21
Amortization of experience gains and losses	88	28	33	6	4	3
Amortization of initial net asset	(40)	-	(2)	-	-	-
Expected return on plan assets	(230)	(222)	(192)	(5)	(5)	(5)

Net periodic benefit cost	$115	$70	$77	$60	$48	$45

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2013 through 2022 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)

2013	$113	$23
2014	124	26
2015	137	29
2016	152	32
2017	168	35
2018-2022	1,147	233

Total	$1,841	$378

Effective January 1, 2013, the Company will adopt Statement of Statutory Accounting Principle No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 (“SSAP 92”) and Statement of Statutory Accounting Principle No. 102, Accounting for Pensions, A Replacement of SSAP No. 89 (“SSAP 102”). These new statutory accounting standards will require that estimates of PBO and ABO include future benefit obligations due to non-vested participants. They will also require that the Company’s surplus as reported in the consolidated statements of financial position fully reflect any net liability related to the plans’ projected benefit obligations, reduced by the fair value of any plan assets, including unrecognized net experience losses and prior service costs. Based on the funded status of the plans at December 31, 2012, the Company estimates that the new standards will reduce surplus by approximately $742 million once fully implemented. The new standards permit the Company an election to recognize this surplus reduction over a period of up to ten years, an election that the Company expects to make. The decrease in surplus during 2013 is estimated to be approximately $124 million, with additional annual reductions in surplus ranging from $94 million to $55 million during 2014-2022.

On January 23, 2013, the Company’s Board of Trustees approved certain prospective amendments to defined pension benefits and postretirement benefits to be provided to employees for service beginning on January 1, 2014. These changes include an amendment of the benefit formula for the qualified employee defined benefit pension plan (and a related nonqualified employee defined benefit pension plan) to a hybrid cash balance formula. The accrued benefits for each participant under the current final average pay formula as of December 31, 2013 will be frozen and available to participants upon retirement. In addition, eligible participants will receive cash-balance credits to an account using the new formula beginning in 2014 based on age and years of service, as well as annual investment-related credits based on market interest rates and subject to a guaranteed minimum crediting rate. In addition, a second nonqualified employee defined benefit pension plan will be terminated, with accrued benefits as of January 1, 2014 also available to eligible participants upon retirement. The aggregate impact of these changes on the PBO for defined benefit plans as of January 31, 2013 is estimated to be approximately $355 million, which will be recorded as a direct increase in surplus during 2013. The Company does not expect to make a contribution to the defined benefit pension plan during 2013.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

These Board-approved amendments also include an amendment of benefits provided to most participants of the employee postretirement medical plan that will limit the Company’s exposure to the annual medical inflation rate for benefits to 3%. Any annual increase in medical costs in excess of 3% will be passed on to these participants in the form of increased plan premiums beginning January 1, 2019. This amendment to the postretirement medical plan will not impact any current plan participant age 65 or older on January 1, 2014. The impact of this amendment on the PBO for postretirement benefit plans as of January 31, 2013 is estimated to be approximately $150 million, which will be recorded as a direct increase in surplus during 2013.

The Company also sponsors a contributory 401(k) plan for eligible employees, for which the Company provides a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2012, 2011 and 2010, the Company expensed total contributions to these plans of $33 million, $32 million and $31 million, respectively.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding insurance coverage to various reinsurers. The Company retains a maximum of $35 million of individual life coverage and a maximum of $50 million of joint life coverage for any single mortality risk. The Company also participates in a life insurance catastrophic risk sharing pool.

The Company cedes 60% of the morbidity risk on group disability plans. The Company ceased reinsuring new individual disability policies in 1999 and new long-term care policies in 2002 but has maintained a portion of the reinsurance ceded on policies issued prior to those dates.

Amounts in the consolidated financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at each of December 31, 2012 and 2011 was reported net of ceded reserves of $1.6 billion.

The effects of reinsurance on premium revenue and benefit expense for the years ended December 31, 2012, 2011 and 2010 were as follows:

	For the year ended December 31,
	2012	2011	2010
	(in millions)

Direct premium revenue	$16,258	$15,457	$14,984
Premiums ceded	(864)	(839)	(732)

Net premium revenue	$15,394	$14,618	$14,252

Direct benefit expense	$16,958	$15,999	$15,583
Benefits ceded	(603)	(495)	(375)

Net benefit expense	$16,355	$15,504	$15,208

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

In addition, the Company received $166 million, $169 million and $146 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2012, 2011 and 2010, respectively. These amounts are reported in other income in the consolidated statements of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2012 and 2011 that were considered by management to be uncollectible.

During 2010, the Company exercised its option to recapture previously ceded long-term care insurance business from two unaffiliated reinsurers. The effect on the Company’s financial statements from these recapture transactions was to increase investments by $67 million and policy benefit reserves by $100 million at December 31, 2010, with a related decrease in net income and surplus of $33 million for the year then ended.

10.	Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Frank Russell Company and subsidiaries
NML Real Estate Holdings, LLC and subsidiaries	Bradford, Inc.
NML Securities Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
Northwestern Mutual Capital, LLC	NML – CBO, LLC
Northwestern Mutual Wealth Management Company	NM GP Holdings, LLC
NM Pebble Valley, LLC	NM Investment Holdings, Inc.
Northwestern Mutual Real Estate Investments, LLC	Northwestern Mutual Registry, LLC
Northwestern Mutual MU TLD Registry, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

The components of current income tax expense (benefit) in the consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010 related to “ordinary” taxable income or loss were as follows:

	For the year ended December 31,
	2012	2011	2010
	(in millions)
Tax payable on ordinary income	$162	$99	$(33)
Tax credits	(116)	(116)	(185)
Increase (decrease) in contingent tax liabilities	(9)	23	(6)

Total current tax expense (benefit)	$37	$6	$(224)

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

In addition to current income tax expense (benefit) related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on “capital” gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax expense of $171 million, $226 million and $139 million was included in net IMR deferrals for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, net realized capital gains and losses as reported in the consolidated statements of operations included current tax expense of $332 million, $252 million and $34 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company’s taxable income can vary significantly from pretax income as reported in the consolidated statements of operations due to temporary and permanent differences in revenue recognition and expense deduction between the tax and statutory financial statement bases of reporting. The Company’s financial statement effective tax rates were 14%, 15% and 8% for the years ended December 31, 2012, 2011 and 2010, respectively.

The effective tax rate above is not the rate of tax applied to the Company’s federal taxable income or loss by the Internal Revenue Service (“IRS”). It is a financial statement relationship that represents the ratio between the sum of total tax expense or benefit incurred, including current tax expense or benefit on realized capital gains and losses and changes in deferred taxes not related to unrealized capital gains and losses on investments, to the sum of gain from operations before taxes and pretax net realized capital gains or losses. These financial statement effective rates were different than the applicable federal income tax rate of 35% due primarily to net investment income eligible for dividends received deduction, changes in deferred tax assets related to nonadmitted assets, certain investment transactions, amortization of the IMR, leveraged leases, tax credits, pension contributions, tax losses of subsidiaries not eligible for refunds for prior year losses under intercompany tax-sharing agreements, interest accrued or released on contingent tax liabilities and changes in contingent tax liabilities for permanent items upon subsequent filing of tax returns.

The Company made payments to the IRS for federal income taxes of $840 million, $460 million and $253 million during the years ended December 31, 2012, 2011 and 2010, respectively. Total federal income taxes paid (including refunds or overpayments applied) for tax years 2012, 2011 and 2010 of $993 million, $615 million and $298 million, respectively, are available as of December 31, 2012 for refund claims in the event of future tax losses.

Federal income tax returns for 2007 and prior years are closed as to further assessment of tax. Income taxes payable in the consolidated statements of financial position represents an estimate of taxes recoverable or payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”), at the respective reporting date.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Changes in contingent tax liabilities for the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
	(in millions)
Balance at beginning of year	$436	$412
Change in accounting principle	7	-
Additions for tax positions of prior years	7	24
Reductions for tax positions of prior years	(16)	-

Balance at end of year	$434	$436

Included in contingent tax liabilities at December 31, 2012 and 2011 were $392 million and $394 million, respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred tax accounting for amounts other than interest, the timing of the ultimate deduction would not affect the effective tax rate in future periods. Also included in the December 31, 2012 balance are $12 million of tax positions for which the ultimate deductibility is not certain. The ultimate resolution of these tax positions could have an impact on the effective tax rate in future periods.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is only recorded if the Company believes that there is a greater than 50 percent likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50 percent or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50 percent of the total tax contingency, the total amount is established as a liability. Except for changes in accounting principle, changes in contingent tax liabilities are included in tax expense (benefit) in the year that such determination is made by management.

The Company reports interest accrued or released related to contingent tax liabilities in current income tax expense (benefit). During the years ended December 31, 2012, 2011 and 2010, the Company recognized $(16) million, $16 million and $(28) million, respectively, in such interest-related tax expense (benefit). Contingent tax liabilities included $29 million and $43 million for the payment of interest at December 31, 2012 and 2011, respectively.

Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus. The components of net deferred tax assets reported in the consolidated statements of financial position at December 31, 2012 and 2011 were as follows:

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

	December 31,
	2012	2011	Change
	(in millions)
Deferred tax assets:
Policy acquisition costs	$1,094	$1,050	$44
Investments	404	371	33
Policy benefit liabilities	1,947	1,867	80
Benefit plan obligations	598	547	51
Guaranty fund assessments	11	11	-
Other	95	93	2

Gross deferred tax assets	4,149	3,939	210

Nonadmitted deferred tax assets	(78)	(38)	(40)

Gross admitted deferred tax assets	4,071	3,901	170

Deferred tax liabilities:
Investments	780	824	(44)
Other	735	721	14

Gross deferred tax liabilities	1,515	1,545	(30)

Net deferred tax assets	$2,556	$2,356	$200

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in unrealized capital gains and losses in the consolidated statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the consolidated statements of changes in surplus.

Gross deferred tax assets at December 31, 2012 and 2011 included $3.7 billion and $3.8 billion, respectively, related to temporary differences that were ordinary in nature and $0.4 billion and $0.2 billion, respectively, related to temporary differences that were capital in nature. Gross deferred tax liabilities at December 31, 2012 and 2011 included $0.7 billion and $0.9 billion, respectively, related to temporary differences that were ordinary in nature and $0.8 billion and $0.6 billion, respectively, related to temporary differences that were capital in nature. All gross deferred tax liabilities have been recognized at December 31, 2012 and 2011. The Company did not assume any benefit from future tax planning strategies in its valuation of gross deferred tax assets at either December 31, 2012 or 2011.

During 2009, the NAIC adopted Statement of Statutory Accounting Principles No. 10R, Income Taxes- Revised, A Temporary Replacement of SSAP No. 10 (“SSAP 10R”), initially effective for the years ended December 31, 2009 and 2010. During 2010, the NAIC extended the required use of SSAP 10R through December 31, 2011. SSAP 10R changed the calculation of the limit for gross deferred tax assets that can be admitted to surplus compared to previous guidance. SSAP 10R extended the reversal period for temporary differences from one year to three years and increased the level-of-surplus limitation from 10% to 15%, provided the insurer meets a minimum risk-based capital (“RBC”) level of 250%. At December 31, 2011, the Company exceeded the minimum RBC level required to use the new calculation under SSAP 10R.

If the Company had not qualified to use the new calculation, its gross deferred tax assets would have exceeded the previous limitation by $457 million at December 31, 2011, which would have reduced surplus in the consolidated statements of financial position at that date. Of this amount, $457 million was ordinary in nature.

Effective January 1, 2012, the Company adopted Statement of Statutory Accounting Principles No. 101 – Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”). SSAP 101 included a similar calculation for limitation of gross deferred tax assets as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level RBC computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2012 and expects to exceed this minimum during 2013. SSAP 101 also changed the recognition and measurement criteria for contingent tax liabilities. The adoption of SSAP 101 was reported as a change in accounting principle that resulted in a direct reduction in surplus of $15 million in the consolidated statements of changes in surplus for the year ended December 31, 2012. The adoption of SSAP 101 did not have a material impact on results of operations for the year ended December 31, 2012 compared to the years ended December 31, 2011 and 2010.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Significant components of the calculation of net deferred tax assets at December 31, 2012 and 2011 were as follows (in millions):

	December 31, 2012			December 31, 2011			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$ 3,745	$ 404	$4,149	$ 3,765	$ 174	$,939	$ (20)	$ 230	$ 210
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	3,745	404	4,149	3,765	174	3,939	(20)	230	210
Deferred tax assets nonadmitted	78	-	78	11	27	38	67	(27)	40

Subtotal net admitted deferred tax asset	3,667	404	4,071	3,754	147	3,901	(87)	257	170
Deferred tax liabilities	735	780	1,515	925	620	1,545	(190)	160	(30)

Net admitted deferred tax asset/liability	$ 2,932	$ (376)	$2,556	$ 2,829	$ (473)	$2,356	$ 103	$ 97	$ 200

	December 31, 2012			December 31, 2011			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$ 1,933	$ 235	$2,168	$ 1,062	$ 60	$1,122	$ 871	$ 175	$1,046

Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	737	-	737	1,539	-	1,539	(802)	-	(802)
Adjusted gross deferred tax assets (excluding the amount of

deferred tax assets offset by gross deferred tax liabilities	997	169	1,166	1,154	86	1,240	(157)	83	(74)

Total deferred tax assets admitted as

the result of application of SSAP No. 101	$ 3,667	$ 404	$4,071	$ 3,755	$ 146	$3,901	$ (88)	$ 258	$ 170

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$ 737			$1,539			$(802)

b. Adjusted gross deferred tax assets allowed per limitation threshold			$2,032			$1,846			$ 186

Ratio percentage used to determine recovery period and threshold limitation amount			1022%			874%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$13,546			$12,309

11.	Frank Russell Company

The Company is the majority shareholder in Frank Russell Company (“Russell”), which provides investment products and services through 24 offices worldwide. At December 31, 2012 and 2011,

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

the Company owned 92.6% and 93.4%, respectively, of the outstanding common stock of Russell, which was reported at $402 million and $418 million, respectively, in the consolidated statements of financial position.

The Company’s investment in Russell common stock is valued using a practice permitted by the OCI, based on the Company’s share of Russell’s audited GAAP-basis equity exclusive of any adjustment for unamortized acquisition goodwill in Russell’s GAAP-basis financial statements. Under Statement of Statutory Accounting Principle No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88 (“SSAP 97”), the Company’s statutory equity method valuation of its investment in Russell would be required to be reduced by its share of Russell’s GAAP goodwill. If the Company had not received permission for this alternative accounting treatment, surplus as reported in the consolidated statements of financial position would have been lower by $785 million and $772 million at December 31, 2012 and 2011, respectively, and net income as reported in the consolidated statements of operations would have been lower by $12 million, $13 million and $14 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company estimates the fair value of its Russell common stock ownership to be $1.5 billion and $1.4 billion at December 31, 2012 and 2011, respectively.

The Company’s share of Russell’s operating results are accounted for under the statutory equity method, whereby the Company’s share of Russell’s GAAP net income and other changes in Russell’s GAAP common equity are reported as a change in net unrealized capital gains and losses. If accumulated earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized capital gains are reversed. The Company received common stock dividends from Russell in the amount of $23 million during each of the years ended December 31, 2012, 2011 and 2010, of which $2 million, $8 million and $23 million, respectively, was reported as net investment income in the consolidated statements of operations.

During 2008, the Company purchased, at par, $350 million of perpetual senior preferred stock issued by Russell. The senior preferred stock is callable under certain conditions and pays preferred dividends at a rate of 8.00%. The Company earned $28 million in dividends on Russell senior preferred stock for each of the years ended December 31, 2012, 2011 and 2010.

During 2009 and 2010, the Company purchased, at par, a total of $621 million of junior preferred stock issued by Russell. The junior preferred stock, including detachable warrants, is callable under certain conditions and pays preferred dividends at a rate of 10.00%, payable semi-annually. Of this amount, $44 million of junior preferred stock remained outstanding at each of December 31, 2012 and 2011. The Company earned $4 million, $4 million and $32 million in dividends on Russell junior preferred stock for the years ended December 31, 2012, 2011 and 2010, respectively.

During 2010, Russell sold its private equity business to an unaffiliated third party, resulting in an after-tax gain to Russell of $382 million, which was reported as an unrealized capital gain in the consolidated statements of changes in surplus for the year ended December 31, 2010. The after-tax proceeds of the sale were used by Russell to retire fixed-income notes, junior preferred stock and warrants issued to the Company by Russell.

During 2011, the Company entered into an agreement to purchase up to $50 million of fixed-income notes issued by Russell. At December 31, 2012 and 2011, $0 and $25 million, respectively, of fixed-income notes were outstanding and included in bonds in the consolidated

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

statements of financial position. The notes bear interest at 4.79% and were fully repaid during 2012. The remaining unfunded commitment of $25 million was extended during 2012 and will expire on December 15, 2013.

During 2011, Russell entered into a revolving line of credit for up to $250 million with an unaffiliated lender that was guaranteed by the Company. This line of credit replaced a similar agreement that had expired on April 30, 2011. During 2012, this revolving line of credit was extended to December 1, 2013. The Company recorded revenue of $2.4 million and $1.7 million from Russell related to the guarantee of this credit facility during the years ended December 31, 2012 and 2011, respectively, which was included in net investment income in the consolidated statements of operations. Russell’s borrowings under these facilities were $170 million and $163 million at December 31, 2012 and 2011, respectively. See Note 12 for more information regarding the financial statement impact of guarantees and other commitments made by the Company.

The statement value of the Company’s various investments in securities issued by Russell at December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
	(in millions)
Common stock	$402	$418
Fixed income notes	-	25
Senior preferred stock	350	350
Junior preferred stock	42	42
Warrants	2	2

Total	$796	$837

12.	Contingencies and Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of affiliates (e.g., the guarantee of Russell’s line of credit) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If these affiliates or financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than one year to twenty-three years at December 31, 2012.

Effective December 31, 2011, the Company adopted Statement of Statutory Accounting Principles No. 5 – Revised, Liabilities, Contingencies and Impairments of Assets (“SSAP 5R”). SSAP 5R requires the Company to recognize a financial statement liability for the estimated fair value of these guarantees. The adoption of SSAP 5R was reported as a change in accounting principle and resulted in a $5 million direct reduction of surplus in the consolidated statements of changes in surplus for the year ended December 31, 2011. Prior to the adoption of SSAP 5R, the recognition of a financial statement liability was only required in circumstances where it was considered likely that performance under the guarantee would be required.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2012 and 2011, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on estimated fair value of the guarantees:

	December 31, 2012		December 31, 2011
Nature of guarantee	Maximum potential amount of future payments	Financial statement liability	Maximum potential amount of future payments	Financial statement liability
	(in millions)		(in millions)

Guarantees of future minimum compensation - financial representatives	$206	$3	$133	$2

Guarantees of operating leases - financial representatives	381	4	305	3

Guarantees of obligations of affiliates	175	-	168	1

Guarantees issued on behalf of wholly-owned subsidiaries	8	-	8	-

Total contingencies and guarantees	$770	$7	$614	$6

No payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense (in the case of guarantees to or on behalf of financial representatives) or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate, mortgage loans or other investments. These commitments aggregated to $3.5 billion at December 31, 2012 and were extended at market rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. The status of these legal actions is actively monitored by management. If management believed, based on available information, that an adverse outcome upon resolution of a given legal action was probable and the amount of that adverse outcome was reasonably estimable, a loss would be recognized and a related liability recorded. No such liabilities were recorded by the Company at December 31, 2012 and 2011. Legal actions are subject to inherent uncertainties, and future events could change management’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of management that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2012.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

13.	Related Party Transactions

During 2011, the Company made capital contributions to unconsolidated subsidiaries through the transfer of certain investments from its general account. The aggregate statement value and fair value of investments transferred was$161 million and $205 million, respectively. These transactions were accounted for at the lower of statement value or fair value at the time of the transfer and did not have a material impact on the Company’s financial statements for the year ended December 31, 2011. No such transfers were made to unconsolidated subsidiaries during 2012.

14.	Surplus Notes

On March 26, 2010, the Company issued surplus notes (“notes”) with a principal balance of $1.75 billion, bearing interest at 6.063% and having a maturity date of March 30, 2040. The notes were issued at par and distributed pursuant to Rule 144A under the Securities Act of 1933, as amended. Interest on the notes is payable semi-annually on March 30 and September 30, subject to approval by the OCI. The statutory basis of accounting requires that the Company only recognize interest expense on the notes when and to the extent that the OCI has approved the semi-annual interest payment. The Company recognized $106 million in interest expense on the notes for each of the years ended December 31, 2012 and 2011, which is reported as a reduction of net investment income in the consolidated statements of operations. Cumulative interest of $266 million has been paid on the notes through December 31, 2012.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. The notes do not repay principal prior to maturity and principal payment at maturity is subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder. The notes are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.25%.

No affiliates of the Company hold any portion of the notes. The notes are generally held of record at the Depositary Trust Company by bank custodians on behalf of investors. The largest holder of the notes was Nippon Life Insurance Company of Japan, which held $250 million in face amount of notes at each of December 31, 2012 and 2011.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

15.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Principles No. 100, Fair Value Measurements (“SSAP 100”). For financial instruments included in the scope of SSAP 100, the statement value and fair value at December 31, 2012 and 2011 were as follows:

	December 31, 2012
	Statement Value	Fair Value	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)
	(in millions)
General account investment assets:
Bonds	$114,524	$126,278	$5,624	$118,636	$2,018
Mortgage loans	24,346	26,589	-	-	26,589
Policy loans	15,789	15,789	-	-	15,789
Common and preferred stocks	3,431	3,464	2,175	229	1,060
Derivative assets	106	249	5	244	-
Surplus note investments	127	175	-	175	-
Collateral loans	42	42	-	-	42
Cash and temporary investments	2,393	2,393	274	2,119	-
Separate account assets	21,376	21,376	19,731	1,352	293

General account liabilities:
Investment-type insurance reserves	$5,481	$5,256	$-	$-	$5,256
Liabilities for securities lending	816	816	-	816	-
Derivative liabilities	123	84	-	84	-
Separate account liabilities	21,376	21,376	19,731	1,352	293

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

	December 31, 2011
	Statement Value	Fair Value	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)
	(in millions)
General account investment assets:
Bonds	$103,753	$112,259	$5,598	$104,552	$2,109
Mortgage loans	22,804	24,463	-	-	24,463
Policy loans	15,147	15,147	-	-	15,147
Common and preferred stocks	6,429	6,460	5,107	274	1,079
Derivative assets	156	327	-	327	-
Surplus note investments	127	157	-	157	-
Collateral loans	43	43	-	-	43
Cash and temporary investments	2,421	2,421	1,994	1,227	-
Separate account assets	18,697	18,697	17,449	1,018	230

General account liabilities:
Investment-type insurance reserves	$5,321	$5,039	$-	$-	$5,039
Liabilities for securities lending	1,331	1,331	-	1,331	-
Derivative liabilities	89	51	-	51	-
Separate account liabilities	18,697	18,697	17,449	1,018	230

The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“level 1”). In absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued by Company personnel based on internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“level 3”).

The Company performs active quality control over fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge these third-party valuations or methods and require more observable inputs or different methodologies.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

Bonds

Bonds classified as level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated by Company personnel using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 more information regarding the Company’s investments in mortgage loans.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

Common and Preferred Stock

Common and preferred stocks classified as level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but which are not considered to be actively traded. Common and preferred stocks classified as level 3 are generally privately-placed with fair value based on internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Derivative Instruments

Except for exchange-traded futures contracts classified as level 1 financial instruments, the Company’s derivative assets and liabilities generally represent those traded in over-the-counter (“OTC”) markets for which fair value is estimated by Company personnel using industry-standard models with market-observable inputs such as swap yield curves, London Interbank Offered Rate (“LIBOR”) basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads.

Cash and Temporary Investments

Cash and temporary investments include cash deposit balances, money market funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is based primarily on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships which the Company considers to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100 are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated by Company personnel based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Securities Lending Liabilities

See Note 3 for information regarding securities lending activity, for which the Company considers the amortized cost basis of the liability to return collateral to approximate fair value.

Assets and liabilities that are reported at fair value at the end of one reporting period and are also reported at fair value at the end of the subsequent reporting period are considered to be measured at fair value on a recurring basis under SSAP 100. The following tables summarize assets and liabilities measured at fair value on a recurring basis in the consolidated statements of financial position at December 31, 2012 and 2011.

	December 31, 2012

	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
General account common and preferred stocks	$2,175	$53	$609	$2,837
General account bonds	-	141	67	208
Derivative assets at fair value:
Equity total return swaps
	-	3	-	3
Fixed income futures	5	-	-	5
Foreign currency forwards	-	1	-	1
Swaptions	-	67	-	67

Total derivative assets at fair value	5	71	-	76

Derivative liabilities at fair value:
Purchased credit default swaps	-	(2)	-	(2)
Foreign currency forwards	-	(20)	-	(20)
Equity total return swaps	-	(1)	-	(1)

Total derivative liabilities at fair value	-	(23)	-	(23)

Net derivatives at fair value	5	48	-	53

Separate accounts:
Mutual fund investments	17,727	-	-	17,727
Other benefit plan assets/liabilities	21	10	3	34
Pension and postretirement assets:
Bonds	100	1,049	28	1,177
Common and preferred stock	1,873	12	16	1,901
Cash and short term securities	15	271	-	286
Other assets/liabilities	(5)	10	246	251

Subtotal pension and postretirement assets	1,983	1,342	290	3,615

Total separate accounts	$19,731	$1,352	$293	$21,376

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

	December 31, 2011
	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)	Total
	(in millions)
General account common and preferred stocks	$5,107	$49	$602	$5,758
General account bonds	-	260	71	331
Derivative assets at fair value:
Purchased credit default swaps	-	1	-	1
Swaptions	-	81	-	81
Foreign currency forwards	-	38	-	38
Equity total return swaps	-	2	-	2

Total derivative assets at fair value	-	122	-	122

Derivative liabilities at fair value:
Purchased credit default swaps	-	(3)	-	(3)
Foreign currency forwards	-	(7)	-	(7)

Total derivative liabilities at fair value	-	(10)	-	(10)

Net derivatives at fair value	-	112	-	112

Separate accounts:
Mutual fund investments	15,510	-	-	15,510
Other benefit plan assets	26	8	2	36
Pension and postretirement assets:
Bonds	122	927	-	1,049
Common and preferred stock	1,796	14	15	1,825
Cash and short term securities	1	64	-	65
Other assets/liabilities	(6)	5	213	212

Subtotal pension and postretirement assets	1,913	1,010	228	3,151

Total separate accounts	$17,449	$1,018	$230	$18,697

The Company may reclassify assets reported at fair value on a recurring basis between levels of the SSAP 100 fair value hierarchy if appropriate based on changes in the quality of valuation inputs available during a reporting period. There were no material asset transfers between Level 1 and Level 2 or between Level 2 and Level 3 during the years ended December 31, 2012 or 2011.

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

The following tables summarize the changes in fair value of level 3 financial instruments for the years ended December 31, 2012 and 2011.

				Separate account pension and postretirement
For the year ended December 31, 2012	General account common and preferred stock	General account bonds	Separate account other benefit plan assets	Bonds	Common and preferred stock	Other assets/liabilities	Total
	(in millions)
Fair value, beginning of period	$602	$71	$2	$-	$15	$213	$903

Realized gains/(losses)	16	(48)	-	-	-	18	(14)

Unrealized gains/(losses)	46	54	1	4	2	15	122

Issuances	-	-	-	-	-	-	-

Purchases	33	-	-	8	2	53	96

Sales	(53)	-	-	-	(1)	(53)	(107)

Settlements	(7)	(2)	-	-	(1)	-	(10)

Net discount/premium	-	-	-	-	-	-	-

Transfers into Level 3	4	1	-	16	-	-	21

Transfers out of Level 3	(32)	(9)	-	-	(1)	-	(42)

Fair value, end of period	$609	$67	$3	$28	$16	$246	$969

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

				Separate account pension and postretirement
For the year ended December 31, 2011	General account common and preferred stock	General account bonds	Separate account other benefit plan assets	Bonds	Common and preferred stock	Other assets/liabilities	Total
	(in millions)
Fair value, beginning of period	$635	$189	$1	$7	$20	$194	$1,046

Realized gains/(losses)	(5)	(2)	-	1	2	17	13

Unrealized gains/(losses)	(14)	(9)	-	(5)	(1)	5	(24)

Issuances	-	-	-	-	-	10	10

Purchases	102	33	1	4	7	27	174

Sales	(118)	(184)	-	(6)	(6)	(1)	(315)

Settlements	-	-	-	(1)	(3)	(39)	(43)

Net discount/premium	-	-	-	-	-	-	-

Transfers into Level 3	6	66	-	-	-	-	72

Transfers out of Level 3	(4)	(22)	-	-	(4)	-	(30)

Fair value, end of period	$602	$71	$2	$-	$15	$213	$903

The Northwestern Mutual Life Insurance Company

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

The following table presents certain quantitative information about the unobservable inputs used to estimate fair value measurement for general account bonds, privately-placed equity and convertible securities classified as level 3 financial instruments at December 31, 2012.

	Fair Value (in millions)	Valuation Techniques	Significant Unobservable Inputs	Range	Weighted Average

General account bonds	$67	Broker quotes	Quoted prices	6.75 - 70.00	62.43

General account common

and preferred stocks	$609	Sponsor valuations	EBITDA multiples	5.60 - 11.50	8.21

		Market comparables	EBITDA multiples	5.20 - 12.20	8.77

		Market comparables	Book Value multiples	1.20 - 1.31	1.26

Independent Auditor’s Report

To the Board of Trustees and Policyowners of

The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statutory financial statements of The Northwestern Mutual Life Insurance Company and its subsidiary (the “Company”), which are comprised of the consolidated statutory statements of financial position as of December 31, 2012 and 2011, and the related consolidated statutory statements of operations, and of changes in surplus, and of cash flows for each of the three years ended December 31, 2012.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S.Generally Accepted Accounting Principles

As described in Note 1 to the consolidated financial statements, the consolidated financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the consolidated financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the consolidated financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2012 and 2011, or the results of their operations or their cash flows for each of the three years ended December 31, 2012.

Opinion on Statutory Basis of Accounting

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years ended December 31, 2012, in accordance with the accounting practices prescribed or permitted by the Office of the Insurance Commissioner of the State of Wisconsin described in Note 1.

February 27, 2013

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

(1)	NML Variable Annuity Account B

Included in the Statement of Additional Information are:

Statements of Assets and Liabilities as of the end of the most recent fiscal year

Statements of Operations as of the end of the most recent fiscal year

Statements of Changes in Net Assets for each of the two most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2)	The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b)	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account B Operating Authority	Exhibit (b)(1)(a) to Form N-4 Post-Effective Amendment No. 69 for NML Variable Annuity Account B, File No. 2-29240, filed on February 21, 2006
(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of “NML Variable Annuity Account A” and “NML Variable Annuity Account B”	Exhibit 99(b) to Form N-4 Registration Statement for NML Variable Annuity Account A, File No. 333-22455, filed on February 27, 1997
(b)(3)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(4)(a)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0805)	Exhibit (b)(4)(a) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005
(b)(4)(a)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0805)	Exhibit (b)(4)(b) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005
(b)(4)(b)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0704) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004

(b)(4)(b)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0704) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004
(b)(4)(b)(3)	Variable Annuity front-load and back-load Contract, RR.V.B.FR.(0704) and RR.V.A.B.BK.(0704) Payment Rate Tables (sex distinct)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 64 for NML Variable Annuity Account B, File No. 2-29240, filed on April 29, 2004
(b)(4)(c)(1)	Form of Flexible Payment Variable Annuity front-load Contract, RR.V.B.FR.(0803) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit (b)(4)(a)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(c)(2)	Form of Flexible Payment Variable Annuity back-load Contract, RR.V.B.BK.(0803) and Amendment of Contract to Qualify as an Annuity for non-tax qualified business (032000) (sex neutral)	Exhibit (b)(4)(b)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(c)(3)	Amendment of Annuity Contract to Qualify as Former Pension Annuity for Front and Back Loan Contracts (FORPEN.AMDT.(0103))	Exhibit (b)(4)(c)(3) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(c)(4)	Variable Annuity front-load and back-load Contract, RR.V.B.FR.(0803) and RR.V.A.B.BK.(0803) Payment Rate Tables (sex distinct)	Exhibit (b)(4)(c)(1) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(c)(5)	Enhanced Death Benefit Rider for front-load and back-load Contracts, VA.EDB.(0803)	Exhibit (b)(4)(d) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(d)(1)	Flexible Payment Variable Annuity front-load Contract, RR.V.B. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(b)(4)(d)(2)	Flexible Payment Variable Annuity back-load Contract, RR.V.B. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)	Exhibit B(4)(a)(1) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(b)(4)(d)(3)	Variable Annuity front-load and back-load Contract Payment Rate Tables, RR.V.A.B. (032000)	Exhibit B(4)(b) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(b)(4)(d)(4)	Enhanced Death Benefit for front-load and back-load Contracts, VA.EDB.(032000)	Exhibit B(4)(c) to Form N-4 Post-Effective Amendment No. 58 for NML Variable Annuity Account B, File No. 2-29240, filed on January 27, 2000
(b)(4)(d)(5)	Waiver of Withdrawal Charge Rider for back-load Contract, VA.WWC.(032000)	Exhibit (b)(4)(e) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(4)(e)(1)	Form of Variable Annuity front-load Contract, QQV.ACCT. B (sex neutral). Referenced to Exhibit (b) 4-1 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994	Exhibit (b)(4)(e)(1) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006

(b)(4)(e)(2)	Form of Variable Annuity back-load Contract, QQV.ACCT. B (sex neutral). Referenced to Exhibit (b) 4-2 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994	Exhibit (b)(4)(e)(2) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(e)(3)	Form of Variable Annuity front-load and back-load Contract Payment Rate Tables, QQV.ACCT.A.B (sex distinct). Referenced to Exhibit (b) 4-3 to Form N-4 Post-Effective Amendment No. 49 for NML Variable Annuity Account B, File No. 2-29240, filed on November 24, 1994	Exhibit (b)(4)(e)(3) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(f)	Specimen Forms of Deferred and Immediate Variable Annuity Contracts, LL V 1 B and LL V 2 B. Referenced to Exhibit 1 to Form S-6 Post-Effective Amendment No. 26 for NML Variable Annuity Account B, File No. 2-29240	Exhibit (b)(4)(f) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(4)(g)	Specimen form of Variable Annuity Contract, JJ V-2A. Referenced to Exhibit 2 to Form S-6 Post-Effective Amendment No. 1 for NML Variable Annuity Account B, File No. 2-29240, filed on February 24, 1970	Exhibit (b)(4)(g) to Form N-4 Post-Effective Amendment No. 70 for NML Variable Annuity Account B, File No. 2-29240, filed on March 24, 2006
(b)(5)	Form of Application for front-load and back-load Contracts (0805), with Owner Identity Verification (0104) and Variable Annuity Suitability Supplement (0805)	Exhibit (b)(5) to Form N-4 Post-Effective Amendment No. 68 for NML Variable Annuity Account B, File No. 2-29240, filed on August 19, 2005
(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	Exhibit EX-99.B1 to Form N-4 Post-Effective Amendment No. 52 for NML Variable Annuity Account B, File No. 2-29240, filed on November 13, 1995
(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 63 for NML Variable Annuity Account B, File No. 2-29240, filed on February 28, 2003
(b)(8)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(a)(2)	Amendment No. 1 dated August 7, 2000 to the Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (h)1(a)(2) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(b)(8)(a)(3)	Amendment No. 2 dated October 13, 2006 to Participation Agreements dated March 16, 1999 and August 7, 2000, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(a)(4)	Amendment No. 3 dated August 29, 2007 to Participation Agreements dated March 16, 1999, August 7, 2000, and October 13, 2006, respectively, by and among The Northwestern Mutual Life Insurance Company, Russell Investment Funds, f/k/a “Russell Insurance Funds,” and Russell Fund Distributors, Inc.	Filed herewith

(b)(8)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(b)(2)	Amendment No. 1 dated October 18, 2006 to Participation Agreement dated May 1, 2003, by and among The Northwestern Mutual Life Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(b)(8)(c)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012
(b)(8)(d)(1)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(b)(8)(e)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(e)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(b)(8)(f)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(g)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(b)(8)(h)	Power of Attorney	Exhibit (b)(8)(h) to Form N-4 Post-Effective Amendment No. 81 for NML Variable Annuity Account B, File No. 811-1668, filed on February 21, 2013
(b)(8)(i)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(b)(9)	Opinion and Consent of Raymond J. Manista Esq. dated April 24, 2013	Filed herewith.
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 24, 2013	Filed herewith

Item 25. Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2013

Name	Address
John N. Balboni	Senior Vice President & CIO International Paper 6400 Poplar Avenue Memphis, TN 38197

David J. Drury	Owner and CEO Poblocki Sign Company LLC 922 South 70th Street Milwaukee, WI 53214

Connie K. Duckworth	President and Chairman of the Board ARZU 77 Stone Gate Lane Lake Forest, IL 60045

David A. Erne	Of Counsel Reinhart Boerner Van Deuren, sc 9590 North Upper River Road River Hills, WI 53217

James P. Hackett	President and CEO Steelcase, Inc. 901 - 44th Street Grand Rapids, MI 49508

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Hans Helmerich	President & CEO Helmerich & Payne, Inc. 1437 S. Boulder Avenue Tulsa, OK 74119-3609

Dale E. Jones	Vice Chairman Heidrick & Struggles 2001 Pennsylvania Avenue, NW Suite 800 Washington, DC 20006

Margery Kraus	President & CEO APCO Worldwide 700 12th Street, NW Suite 800 Washington, DC 20005

David J. Lubar	President Lubar & Co. 700 N. Water Street Suite 1200 Milwaukee, WI 53202

Ulice Payne, Jr.	President & CEO Addison-Clifton, LLC 13555 Bishops Court Suite 245 Brookfield, WI 53005

Gary A. Poliner	President and Chief Risk Officer Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

John E. Schlifske	Chairman and CEO Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Peter M. Sommerhauser	Attorney Godfrey & Kahn, SC 780 North Water Street Milwaukee, WI 53202-3590

Mary Ellen Stanek	Managing Director & Chief Investment Officer Baird Advisors Robert W. Baird & Co. President-Baird Funds Inc. 777 E. Wisconsin Avenue 21st Floor Milwaukee, WI 53202

Timothy W. Sullivan	Former President & CEO Bucyrus International, Inc. 5270 N. Lake Drive Whitefish Bay, WI 53217

S. Scott Voynich	Managing Partner Robinson, Grimes & Company, PC 5637 Whitesville Road (31904) P. O. Box 4299 (31914) Columbus, GA

Ralph A. Weber	Founding Member Gass, Weber, Mullins, LLC 309 North Water Street Suite 700 Milwaukee, WI 53202

Barry L. Williams	Retired Managing General Partner Williams Pacific Ventures, Inc. 4 Embarcadero Center, Suite 3700 San Francisco, CA 94111

Benjamin F. Wilson	Managing Principal Beveridge & Diamond, P.C. 1350 I Street, NW Suite 700 Washington, DC 20005

Edward J. Zore	Retired Chairman Northwestern Mutual 777 E. Wisconsin Suite 3005 Milwaukee, WI 53202

EXECUTIVE OFFICERS – As of April 1, 2013

John E. Schlifske	Chairman and Chief Executive Officer
Sandra L. Botcher	Vice President (Disability Income)
Michael G. Carter	Senior Vice President and Chief Financial Officer
Eric P. Christophersen	Vice President (Wealth Management)
David D. Clark	Senior Vice President (Real Estate)
Jefferson V. DeAngelis	Senior Vice President (Public Markets)
Joann M. Eisenhart	Senior Vice President (Human Resources)
Christina H. Fiasca	Vice President (Product Finance)
Timothy J. Gerend	Vice President (Compliance/Best Practices)
Kimberley Goode	Vice President (Communications & Corporate Affairs)
Karl G. Gouverneur	Vice President & Chief Technology Architect
John M. Grogan	Senior Vice President (Planning & Sales)
Thomas C. Guay	Vice President (Field Rewards)
Gary M. Hewitt	Vice President (Investment Risk Management)
Ronald P. Joelson	Executive Vice President & Chief Investment Officer
Todd M. Jones	Vice President & Chief Risk Officer
J. Chris Kelly	Vice President and Controller
John L. Kordsmeier	Vice President (Strategic Philanthropy & Community Relations)
Jeffrey J. Lueken	Senior Vice President (Securities)
Jean M. Maier	Executive Vice President (Enterprise Operations and Technology)
Raymond J. Manista	Senior Vice President, General Counsel & Secretary
Steven C. Mannebach	Vice President (Field Growth & Development)
Christian W. Mitchell	Vice President (Corporate Planning)
Gregory C. Oberland	Executive Vice President (Products, Sales and Marketing)
Kathleen A. Oman	Vice President (IT Relationship Management)
Gary A. Poliner	President
Steven M. Radke	Vice President (Government Relations)
David R. Remstad	Senior Vice President and Chief Actuary
Bethany M. Rodenhuis	Senior Vice President (Field Strategy & Services)
Tammy M. Roou	Vice President (Enterprise Risk Assurance)
Timothy G. Schaefer	Senior Vice President & Chief Information Officer
Calvin R. Schmidt	Senior Vice President (Integrated Customer Operations)
Sarah R. Schneider	Vice President (New Business)
Todd M. Schoon	Executive Vice President (Agencies)
David W. Simbro	Senior Vice President (Life & Annuity Products)
Steve P. Sperka	Vice President (Long Term Care)
Paul J. Steffen	Vice President (Agencies)
Conrad C. York	Vice President (Marketing)
Todd O. Zinkgraf	Vice President (Enterprise Solutions)

OTHER OFFICERS – As of April 1, 2013

Employee	Title

Lisa C. Gandrud	Senior Actuary
Gregory A. Gurlik	Senior Actuary
Jason T. Klawonn	VP-Actuary
James R. Lodermeier	VP-Actuary
Ted A. Matchulat	Director Product Compliance

Employee	Title
Arthur V. Panighetti	Regulatory & Tax Actuary
Deborah A. Schultz	Senior Actuary
Chris G. Trost	Senior Actuary
P. Andrew Ware	VP-Actuary

Mark S. Bishop	Regional VP-Field Supervision
Somayajulu Durvasula	Regional VP-Field Supervision
Mark J. Gmach	Regional VP-Field Supervision
Laila V. Hick	VP-Agency Development
Timothy Nelson	Regional VP
Daniel J. O’Meara	VP-Agency Development
Charles J. Pendley	VP-Agency Development

Anne A. Frigo	Director-Insurance Product Compliance
Ricky J. Frank	Director-Systems
Robert J. Johnson	Director-Compliance
Gregory S. Leslie	Director-Variable Product Compliance
James M. Makowski	Director-Compliance

Kevin J. Abitz	Director-Corporate Reporting
Jason T. Anderson	Asst. Director-Tax
Barbara E. Courtney	Director-Mutual Fund Accounting
Walter M. Givler	VP-Accounting Policy
Michelle A. Hinze	Director-Accounting Operations
Todd C. Kuzminski	Director-Investment Accounting
David K. Nunley	VP-Tax
David E. Willert	Director-Federal Tax

Rick T. Zehner	VP-Research & Special Projects

Mark McNulty	Director-Field Distribution Policies & Administration
Daniel A. Riedl	VP-Field Distribution Policies & Administration
Jeffrey P. Scholemer	Director-Field Supervision

Cynthia A. Criss	Director-Field Recruitment
David A. Eurich	Director-Field Training
Sarah L. N. Koenig	Director-Horizontal Growth
Arleen J. Llewellyn	Director-FR Engagement & Succession
Michael E. Pritzl	VP-Leadership Development
Kamilah D. Williams-Kemp	Director-Practice Management & Field Training

Lisa A. Cadotte	Director-Field System Financial Management
Robyn S. Cornelius	Director-Distribution Planning
Virginia E. Riesing	Director-Field Financial Consulting
Richard P. Snyder	Director-Field Compensation

Meg E. Jansky	VP-Field Services & Support
Kevin J. Konopa	Director-Client Management
Joanne M. Migliaccio	Director-Field Services & Support
Joseph Roblee	Director-Network Office Operations
David J. Writz	Director-Client Management

Karen A. Molloy	VP-Treasurer

Pency P. Byhardt	Vice President Annuity Operations
Don P. Gehrke	Director-ICS Investment Operations

Employee	Title
Dennis P. Goyette	Interim Director-Annuity Customer Service
Patricia J. Hillmann	Director-Annuity Customer Service
Lori A. Toner	Assistant Director Retail Investment Operations
Jeffrey B. Williams	NMIS and WMC Chief Compliance Officer

R. David Ells	VP-Investment Strategy

Karla J. Adams	Director-Investment Risk Management
James A. Brewer	Director-Investment Planning
David A. Escamilla	Director-Investment Information
Donald Forecki	Director-Investment Operations, Asst. Secretary
Michael S. Treptow	Director-Investment Performance Management

Mark J. Backe	VP-Insurance & Operations Counsel
Joanne M. Breese-Jaeck	Asst. General Counsel & Asst. Secretary
Christopher W. Brownell	Asst. General Counsel & Asst. Secretary
Michael S. Bula	Asst. General Counsel & Asst. Secretary
Thomas B. Christenson	Asst. General Counsel & Asst. Secretary
Mark S. Diestelmeier	Asst. General Counsel & Asst. Secretary
John E. Dunn	VP & Investment Products & Services Counsel
James R. Eben	Asst. General Counsel & Asst. Secretary
Bradley L. Eull	Asst. General Counsel & Asst. Secretary
Chad E. Fickett	Asst. General Counsel & Asst. Secretary
James C. Frasher	Asst. General Counsel & Asst. Secretary
Sheila M. Gavin	Asst. General Counsel & Asst. Secretary
Chris K. Gawart	Asst. General Counsel & Asst. Secretary
Matthew D. Heinke	Asst. General Counsel & Asst. Secretary
James A. Koelbl	Asst. General Counsel & Asst. Secretary
Steven J. LaFore	Asst. General Counsel & Asst. Secretary
Lisa A. Leister	Asst. General Counsel & Asst. Secretary
Michael J. Mazza	Asst. General Counsel & Asst. Secretary
Lesli H. McLinden	Asst. General Counsel & Asst. Secretary
David K. Nelson	Asst. General Counsel & Asst. Secretary
Michelle Nelson	Asst. General Counsel & Asst. Secretary
Lisa Parrington	Asst. General Counsel & Asst. Secretary
Randy M. Pavlick	Asst. General Counsel & Asst. Secretary
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Zhibin Ren	Asst. General Counsel & Asst. Secretary
Peter K. Richardson	Asst. General Counsel & Asst. Secretary
Monica Riederer	Asst. General Counsel & Asst. Secretary
Kathleen H. Schluter	VP & Tax Counsel
Rodd Schneider	VP & Litigation and Distribution Counsel
Paul Scott	Asst. General Counsel & Asst. Secretary
Mark W. Smith	Assoc. General Counsel & Asst. Secretary
John M. Thompson	Asst. General Counsel & Asst. Secretary
John W. Warren	Asst. General Counsel & Asst. Secretary
Terry R. Young	Asst. General Counsel & Asst. Secretary

Gregory A. Jaeck	Director-Annuity & Income Markets
Jason R. Handal	VP-Advanced Markets
Todd L. Laszewski	Director-Life Product Development
William Brian Henning	Director-Competitive Intelligence
Jane Ann Schiltz	Director-LP Planning & Project Support

Thomas R. Anderson	Director-Integrated Planning

Employee	Title
Rebekah B. Barsch	VP-Market Strategy & Training
Barbara A. Bombaci	Director-Advanced Planning
Kenneth P. Elbert	Director-Advanced Planning
Daniel R. Finn	Director-Advanced Planning
Stephen J. Frankl	Regional Sales Director-East
William F. Grady, IV	Director-Advanced Planning
Debra L. Hagan	Director-Administration/Operations FSP
Patrick J. Horning	Director-Advanced Planning
Shawn P. Mauser	Regional Sales Director-South
Mac McAuliffe	Director-Regional Sales Development
John E. Muth	Director-Advanced Planning
John K. O’Meara	Director-Advanced Planning
Brent A. Ritchey	Director-Advanced Planning
David G. Stoeffel	Vice President
William H. Taylor	VP-Financial Planning & Sales Support
Janine L. Wagner	Planning & Product Insurance Consultation
Stephanie Wilcox	Planning & Sales Admin/Integration
Brian D. Wilson	Regional Sales Director-Central
John K. Wilson	Regional Sales Director-West
Stanford A. Wynn	Director-Advanced Planning

Carrie L. Bleck	Director-Policyowner Services
Joseph R. Haselow	Director-Integrated Customer Operations Transformation
Travis T. Piotrowski	VP-Policyowner Services
Sandra K. Scott	Director-Life Benefits
Carol A. Stillwell	Director-Policyowner Services
Natalie J. Versnik	Director-Policyowner Services
Michael D. Zelinski	Director Policyowner Services

Mark J. McLennon	VP-Investment Advisory Services

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of April 1, 2013 are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A
2.	NML Variable Annuity Account B
3.	NML Variable Annuity Account C
4.	Northwestern Mutual Variable Life Account
5.	Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. and Russell Investment Funds (the “Funds”), shown below as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2013)
Legal Entity Name	Domestic Jurisdiction	Owner %
Operating Subsidiaries
Northwestern Mutual Capital, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Limited(2)	United Kingdom	100.00
Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Real Estate Investments, LLC(2)	Delaware	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00
Frank Russell Company(3)	Washington	92.63

All Other Subsidiaries
100 East Wisconsin Avenue Joint Venture(2)	Wisconsin	100.00
31 Ogden, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Arbor Lake Village Apartments Limited Liability Company(2)	Delaware	100.00
Arbor Oaks Ltd.(2)	Florida	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford II SPE, LLC(2)	Delaware	100.00
Bradford, Inc.(2)	Delaware	100.00
Brendan International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Burgundy, LLC(2)	Delaware	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Crosland Denver Highway 16, LLC(2)	North Carolina	100.00
Crosland Greens, LLC(2)	North Carolina	100.00
Fairfield West Deer Park LLC(2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Highbrook International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Jacksonville Concourse II, LLC(2)	Delaware	100.00
Jacksonville Concourse III, LLC(2)	Delaware	100.00
Jacksonville Concourse, LLC(2)	Delaware	100.00
Juleen, LLC(2)	Delaware	100.00
Justin International FSC, Inc.(2)	U.S. Virgin Islands	100.00
Klode, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Lydell, Inc.(2)	Delaware	100.00
Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2013)
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Mitchell, Inc.(2)	Delaware	100.00
Model Portfolios, LLC(2)	Delaware	100.00
N.M. Albuquerque, Inc.(2)	New Mexico	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM F/X, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, Inc.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NML Clubs Associated, Inc.(2)	Wisconsin	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
North Charlotte Avenue Holdings, LLC(2)	Tennessee	100.00
North Van Buren, Inc.(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(4)	Maryland	100.00
NW Pipeline, Inc.(2)	Texas	100.00
NWM MF II Dental Care Holdings, LLC (2)	Delaware	100.00
NWM SEF I Anadarko Holdings, LLC (2)	Delaware	100.00
NWM SEF I Topaz Holdings, LLC (2)	Delaware	100.00
NWM SEF II BHG Holdings, LLC (2)	Delaware	100.00
NWM SEF II Bronco Holdings, LLC (2)	Delaware	100.00
NWM SEF II El Paso Holdings, LLC (2)	Delaware	100.00
NWM SEF II Encap Holdings, LLC (2)	Delaware	100.00
NWM SEF II M3 Holdings, LLC (2)	Delaware	100.00
NWM SEF II PVR Holdings, LLC (2)	Delaware	100.00
NWM SEF II RLG Holdings, LLC (2)	Delaware	100.00
NWM SEF III CVS Holdings, LLC (2)	Delaware	100.00
Olive, Inc.(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1) (as of April 1, 2013)
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Park Ridge Corporate Center, LLC(2)	Delaware	100.00
Piedmont Center, 1-4 LLC(2)	Delaware	100.00
Piedmont Center, 15 LLC(2)	Delaware	100.00
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Solar Resources, Inc.(2)	Wisconsin	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Travers International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Villas of St. Johns L.L.C.(2)	Florida	100.00
Walden OC, LLC(2)	Delaware	100.00
Warren Corporate Center, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00
White Oaks, Inc.(2)	Delaware	100.00
Windwood Drive Ann Arbor, LLC(2)	Delaware	100.00

(1)

Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2012, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented. Excluded is the entire corporate structure under Frank Russell Company, which includes registered investment advisers and registered investment companies.

(2)	Subsidiary included in the consolidated financial statements.
(3)	Subsidiary files separate financial statements.
(4)

Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Commodities Return Strategy Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 27. Number of Contract Owners

As of March 31, 2013, 282,824 variable annuity contracts issued in connection with NML Variable Annuity Account B were outstanding. 242,357 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 40,467 such contracts were not so issued.

Item 28. Indemnification

(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:

B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “ Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 29. Principal Underwriters

(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account C (811-21886), the Northwestern Mutual Variable Life Account (811-3989) and the Northwestern Mutual Variable Life Account II (811-21933).

(b) As of April 1, 2013, the directors and officers of NMIS are as follows:

Name	Position
Jason T. Anderson	Assistant Treasurer
Mark S. Bishop	Regional Vice President, Field Supervision
Pency P. Byhardt	Vice President, Field Services and Support
Michael G. Carter	Director
Robyn C. Cornelius	Director, Distribution Planning
Linda C. Donahue	NMIS Anti-Money Laundering (AML) Officer
Somayajulu V. Durvasula	Regional Vice President, Field Supervision
Michael S. Ertz	Vice President, Financial Planning and Product Development
Bradley L. Eull	Secretary, NMIS
David A. Eurich	Director, Field Training
Christina H. Fiasca	Senior Vice President, Agency Services
Anne A. Frigo	Director, Insurance Products Compliance
Don P. Gehrke	Director, Retail Investment Operations
Timothy J. Gerend	Vice President, Compliance/Best Practices
Mark J. Gmach	Regional Vice President, Field Supervision
John M. Grogan	Director, Senior Vice President, Financial Planning and Product Delivery
Thomas C. Guay	Vice President, Variable Life Underwriting and Issue
Jason R. Handal	Vice President, Advanced Markets
David P. Harley	Director, Retail Investment Operations
Patricia J. Hillman	Director, Annuity Customer Services
Gregory A. Jaeck	Director, Annuity Products
Robert J. Johnson	Director, Compliance/Best Practices
Todd M. Jones	Treasurer, Financial and Operations Principal
David D. Kiecker	Regional Vice President, Field Supervision
Kevin J. Konopa	Director, IPS Business Systems
Brady J. Flugaur	Assistant Director, Retail Investment Services; Registered Options and Securities Futures Principal (ROSFP); Municipal Securities Principal (MSP); Municipal Securities Rulemaking Board (MSRB) Primary Contact
Todd L. Laszewski	Director, Life Product Development
Steven C. Mannebach	Vice President, Field Growth and Development
Mac McAuliffe	National Sales Director
Mark E. McNulty	Director, NMIS Field Administration
Joanne M. Migliaccio	Director, Contract, License and Registration
Timothy D. Nelson	Director, Compliance/Best Practices
Jeffrey J. Niehaus	Director, Business Markets
Jennifer O’Leary	Assistant Treasurer
Gregory C. Oberland	Director
Travis T. Piotrowski	Vice President, Variable Life Servicing
Daniel A. Riedl	Vice President, Chief Operating Officer
Jeffrey P. Schloemer	Director, Field Supervision Standards
Calvin R. Schmidt	Director, President and CEO, NMIS
Sarah R. Schneider	Director, Annuity Operations
Todd M. Schoon	Director, Executive Vice President, Agencies
Adam D. Seiden	Director, Field Growth and Development
David W. Simbro	Senior Vice President, Life and Annuity Products
Todd W. Smasal	Director, Human Resources
Richard P. Snyder	Director, Field Compensation and Accounting Services
Paul J. Steffen	Vice President, Agencies
Steven H. Steidinger	Director, Variable Life Products
David G. Stoeffel	Vice President, Financial Planning and Product Delivery
William H. Taylor	Vice President, Financial Planning and Sales Support
Kellen A. Thiel	Director, Personal Investment Markets
Jeffrey B. Williams	Vice President and Chief Compliance Officer, NMIS Compliance, FINRA Executive Representative
Robert J. Wright	Director, Strategic Partnerships and Product Support

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) NMIS, the principal underwriter, received $72,545,973 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year.

Item 30. Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the prospectus.

(d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

REPRESENTATION REGARDING TAX-DEFERRED ANNUITIES

Reference is made to a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission and addressed to the American Council of Life Insurance (the “no-action letter”). In accordance with the requirements of paragraph (5) on page 4 of the no-action letter, the Registrant represents that the no-action letter is being relied upon and that the provisions of paragraphs (1)-(4) thereof have been complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account B, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 24th day of April, 2013.

NML VARIABLE ANNUITY ACCOUNT B
(Registrant)

By THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	General Counsel and Secretary		Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 24th day of April, 2013.

THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Depositor)

Attest:	/s/ RAYMOND J. MANISTA	By:	/s/ JOHN E. SCHLIFSKE
	Raymond J. Manista,		John E. Schlifske,
	General Counsel and Secretary		Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

Chairman, Trustee and
/s/ JOHN E. SCHLIFSKE	Chief Executive Officer;
John E. Schlifske	Principal Executive Officer

/s/ MICHAEL G. CARTER	Chief Financial Officer and
Michael G. Carter	Principal Financial Officer

/s/ JOHN C. KELLY	Vice President and Controller;
John C. Kelly	Principal Accounting Officer

/s/ John N. Balboni*	Trustee
John N. Balboni

/s/ David J. Drury*	Trustee
David J. Drury

/s/ Connie K. Duckworth*	Trustee
Connie K. Duckworth

/s/ David A. Erne*	Trustee
David A. Erne

/s/ James P. Hackett*	Trustee
James P. Hackett

/s/ P. Russell Hardin*	Trustee
P. Russell Hardin

/s/ Hans Helmerich*	Trustee
Hans Helmerich

/s/ Dale E. Jones*	Trustee
Dale E. Jones

/s/ Margery Kraus*	Trustee
Margery Kraus

/s/ David J. Lubar*	Trustee
David J. Lubar

/s/ Ulice Payne, Jr.*	Trustee
Ulice Payne, Jr.

/s/ Gary A. Poliner*	Trustee
Gary A. Poliner

/s/ John E. Schlifske*	Trustee
John E. Schlifske

/s/ Peter M. Sommerhauser*	Trustee
Peter M. Sommerhauser

/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek

/s/ Timothy W. Sullivan*	Trustee
Timothy W. Sullivan

/s/ S. Scott Voynich*	Trustee
S. Scott Voynich

/s/ Ralph A. Weber*	Trustee
Ralph A. Weber

/s/ Barry L. Williams*	Trustee
Barry L. Williams

/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson

/s/ Edward J. Zore*	Trustee
Edward J. Zore

*By:	/s/ JOHN E. SCHLIFSKE
John E. Schlifske, Attorney in fact, pursuant to the Power of Attorney filed on February 21, 2013.

Each of the signatures is affixed as of April 24, 2013.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 82 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT B

Exhibit	Description
(b)(8)(a)(4)	Amendment No. 3 dated August 29, 2007 to Participation Agreements	Filed herewith
(b)(9)	Opinion and Consent of Raymond J. Manista, Esq. dated April 24, 2013	Filed herewith
(b)(10)	Consent of PricewaterhouseCoopers LLP dated April 24, 2013	Filed herewith